UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-04149

_Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)    (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: _2/28

Date of reporting period: _08/31/16

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Semiannual Report and Shareholder Letter
August 31, 2016

Franklin Tax-Free Trust

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Semiannual Report
Municipal Bond Market Overview	3
Investment Strategy and Manager’s Discussion	5
Franklin Alabama Tax-Free Income Fund	6
Franklin Florida Tax-Free Income Fund	12
Franklin Georgia Tax-Free Income Fund	18
Franklin Kentucky Tax-Free Income Fund	23
Franklin Louisiana Tax-Free Income Fund	28
Franklin Maryland Tax-Free Income Fund	34
Franklin Missouri Tax-Free Income Fund	41
Franklin North Carolina Tax-Free Income Fund	48
Franklin Virginia Tax-Free Income Fund	55
Financial Highlights and Statements of Investments	62
FinancialStatements	117
Notes to Financial Statements	128
Shareholder Information	142

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2 Not part of the semiannual report

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Semiannual Report

Municipal Bond Market Overview

The municipal bond market outperformed the U.S. Treasury market but underperformed U.S. stock markets during the 6-month period ended August 31, 2016. Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, generated a +3.14% total return for the period, while U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, posted a +2.11% total return.1 U.S. equities, as represented by the Standard & Poor’s 500 Index, outperformed municipals with a +13.60% total return for the reporting period.1 Following a sell-off that began in November 2015, U.S. equities rebounded sharply in February. This trend marked the beginning of a period of “risk on” sentiment that lasted through period-end and impacted the fixed income markets as well. Both high yield corporates and high yield municipals outperformed their investment grade counterparts. In our opinion, municipal bonds continued to offer significant value because of their tax-exempt yields and relatively low risk.

After raising its target range for the federal funds rate to 0.25%–0.50% last year, the Federal Reserve (Fed) maintained its target through period-end. At its June meeting, the Fed indicated that in determining the timing and size of future adjustments to the target range, it would assess realized and expected economic conditions relative to its objectives of maximum employment and 2.0% inflation. Following strong July employment data, the Fed signaled that interest rates could increase in the near term, given continued strength in labor market conditions and the Fed’s positive outlook on future economic growth. Nonetheless, the Fed expected economic conditions to evolve in a manner that could warrant only gradual increases in the federal funds rate. This policy position was one factor that led to benchmark 10-year and 30-year tax-exempt interest rates ending the period lower than where they began.

In June, Britain voted to leave the European Union in the much-publicized “Brexit” referendum. The outcome roiled financial markets in the short-run even as the long-term ramifications of a British exit from the European Union remained uncertain. Global equity markets sold off briefly while both U.S. Treasuries and municipal bonds rallied sharply in the immediate aftermath of the Brexit vote.

In 2016, municipal bond funds have recorded 35 consecutive weeks of inflows, reflecting solid demand for tax-exempt debt. During the period under review, bonds with longer maturities generally performed better than bonds with shorter maturities. High yield municipal bonds outperformed investment-grade municipals, reflective of the “risk on” sentiment seen during the period. High yield tax-exempt bonds, as measured by the Bloomberg Barclays High Yield Municipal Bond Index, generated a +7.29% total return for the period.1 Approximately $201 billion in bonds were issued over the past six months; this was offset, however, by the nearly $184 billion in bonds that either matured or were called out of the market, making net supply only slightly positive for the period, at $17 billion.2 This supportive supply and demand dynamic contributed to positive returns for the period.

Several developments affected Puerto Rico bonds over the reporting period. On May 19, 2016, the House Committee on Natural Resources introduced a bill, the Puerto Rico Oversight, Management and Economic Stability Act (PROMESA), which sought to provide an oversight board as well as a restructuring process. PROMESA was approved by Congress and signed into law by President Obama on June 30, 2016. On August 31, 2016, the president appointed the seven member oversight board. It is unclear at this time what potential impact, if any, that PROMESA may have on ongoing restructuring discussions, including discussions with PREPA detailed below.

We look forward to continuing to work with Puerto Rico and the new oversight board to promote responsible solutions to the island’s fiscal and economic problems so it may regain needed access to the capital markets.

As part of the Puerto Rico Electric Power Authority (PREPA) forbearing creditor group (Ad Hoc Group), we have been participating in discussions related to the PREPA bonds we own. On December 23, 2015, PREPA and more than 70% of its creditors reached an agreement on an Amended and Restated Restructuring Support Agreement (RSA) that would provide, among other things, for a restructuring of PREPA debt at 85 cents on the dollar for some of its outstanding debt, and outlined a Bond Purchase Agreement (BPA) whereby certain of those creditors would purchase new bonds to be issued by PREPA.

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
2. Source: Goldman Sachs Securities Division, Bloomberg.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report 3

MUNICIPAL BOND MARKET OVERVIEW

Legislation to establish the necessary securitization framework for the new PREPA debt was passed on February 16, 2016. In June, the Puerto Rico Energy Commission approved a “transition” charge to PREPA customers that will secure the new debt that will be issued to facilitate the PREPA restructuring. In our view, the implementation of the RSA provides the basis for PREPA to provide more reliable and lower-cost service, fund its capital needs for the medium term, help ensure environmental compliance, diversify generation resources to include more natural gas, and provide jobs.

On April 5, 2016, the Governor signed legislation allowing him to impose a debt moratorium on most debt issued by Puerto Rico and its agencies and that stays all related litigation until January 2017. Subsequently, the governor declared the aforementioned moratorium for several issuers. During the period under review, Puerto Rico and its municipal issuers defaulted on some of their debt and at this point it is unclear what they will pay in the future.

In June 2014, Puerto Rico enacted its own bankruptcy law called the Debt Enforcement and Recovery Act (DERA). Certain Franklin Municipal Bond Funds and another fund family quickly brought suit against Puerto Rico saying, among other things, that the U.S. Bankruptcy Code pre-empted DERA. In July 2015, the U.S. Court of Appeals for the First Circuit ruled 3-0 in our favor, affirming the prior ruling by the District Court in Puerto Rico that the U.S. Bankruptcy Code pre-empts DERA. Puerto Rico appealed to the U.S. Supreme Court, which heard the case on March 22, 2016, and on June 13, 2016 ruled 5-2 to uphold the First Circuit ruling.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Investment Strategy and Manager’s Discussion

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within each Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Based on the combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve, in which yields for longer term bonds are higher than those for shorter term bonds, we favored the use of longer term bonds. Consistent with our strategy, we sought to purchase bonds from 15 to 30 years in maturity with good call features. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com

Semiannual Report 5

Franklin Alabama Tax-Free Income Fund

We are pleased to bring you Franklin Alabama Tax-Free Income Fund’s semiannual report for the period ended August 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and Alabama personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/16

% of Total
Ratings	Investments
AAA	6.19%
AA	60.84%
A	11.95%
BBB	2.77%
Below Investment Grade	2.45%
Refunded	14.76%
Not Rated	1.04%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.35 on February 29, 2016, to $11.56 on August 31, 2016. The Fund’s Class A shares paid dividends totaling 19.44 cents per share for the same period.2 The Performance Summary beginning on page 9 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.22% based on an annualization of August’s 3.24 cent per share monthly dividend and the maximum offering price of $12.07 on August 31, 2016. An investor in the 2016 maximum combined effective federal and Alabama personal income tax bracket of 46.42% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.01% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C shares’ performance, please see the Performance Summary.

Dividend Distributions*
3/1/16–8/31/16
	Dividend per Share (cents)
Month	Class A	Class C
March	3.24	2.71
April	3.24	2.71
May	3.24	2.71
June	3.24	2.71
July	3.24	2.71
August	3.24	2.71
Total	19.44	16.26
*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance data represent past performance, which does not
guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures
shown. For most recent month-end performance, go to
franklintempleton.com or call (800) 342-5236.

State Update

Alabama’s economy grew moderately during the six months under review. Business sentiment in the state remained generally positive, with firms in many industries expecting improved capital expenditures, hiring and profits. The state’s housing market improved as home prices increased and new home sales remained strong. Job additions continued in Alabama, led by sectors such as other services, manufacturing and financial activities. The state’s unemployment rate declined from 6.2% in February 2016 to 5.4% at period-end, although it was higher than the 4.9% national average.3 However, the

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of
28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 64.

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FRANKLIN ALABAMA TAX-FREE INCOME FUND

construction; mining and logging; and leisure and hospitality sectors showed some weakness.

Alabama has two major operating funds: the Education Trust Fund (ETF), the main funding source for education programs; and the general fund, the primary funding source for Medicaid and other non-education government programs. Tax collections, which contribute to the state’s revenue, were up for most of fiscal year 2015 (which ends September 30) compared with the same prior-year period. This rise was mainly attributed to increases in other taxes, sales taxes, use taxes and total income taxes. Total income tax collections rose due to a substantial increase in tax collected from individuals. In contrast, tax collections from businesses, utilities, and oil and gas declined significantly compared with the prior-year period. In March 2016, Alabama’s senate passed the general fund budget for fiscal year 2017. The budget slightly increased spending compared the previous fiscal year’s budget. Highlights included additional funding for Medicaid, corrections and social services compared to fiscal year 2016. The governor, however, vetoed the senate’s budget because it did not meet his request for additional Medicaid spending. In response, Alabama’s legislature overrode the governor’s veto and enacted the budget without his signature. In April 2016, the governor passed the Education Trust Fund Budget for fiscal year 2017. The budget was the largest since fiscal year 2008 and slightly larger than the previous year’s spending plan. The enacted budget featured increased spending on teacher and administrator salaries, employee benefits and school supplies.

Alabama’s net tax-supported debt was 2.3% of personal income and $849 per capita compared with the 2.5% and $1,025 national medians, respectively.4 In February 2016, independent credit rating agency Moody’s Investors Service rated Alabama’s general obligation debt Aa1 with a stable outlook.5 The rating reflected Moody’s view of the state’s constitutional and statutory provisions that encourage conservative management practices, history of rebuilding fund balances following economic downturns, and successful efforts to bring manufacturing companies to the state. According to Moody’s, Alabama’s challenges included depletion of rainy day funds in recent years, lack of certain best financial management practices such as multi-year financial planning, high poverty and low labor force participation. The stable outlook reflected Moody’s expectations that the state will manage its finances conservatively, as mandated by its statutory and constitutional provisions.

Portfolio Breakdown

8/31/16

% of Total
Investments*
Utilities	24.7%
Refunded**	15.1%
General Obligation	13.0%
Higher Education	11.6%
Tax-Supported	10.6%
Hospital & Health Care	9.9%
Other Revenue	5.8%
Subject to Government Appropriations	3.4%
Corporate-Backed	2.8%
Housing	1.9%
Transportation	1.2%

*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Breakdown.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which increased in price over the period. However, Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

Thank you for your continued participation in Franklin Alabama Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

4. Source: Moody’s Investors Service, State Debt Medians 2016: Medians - Total Debt Remains Static in 2016, 5/6/16.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report 7

FRANKLIN ALABAMA TAX-FREE INCOME FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN ALABAMA TAX-FREE INCOME FUND

Performance Summary as of August 31, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/16	2/29/16	Change
A (FRALX)	$11.56	$11.35	+$0.21
C (FALEX)	$11.70	$11.49	+$0.21

Distributions[1] (3/1/16–8/31/16)
	Dividend
Share Class	Income
A	$0.1944
C	$0.1626

See page 10 for Performance Summary footnotes.

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Semiannual Report 9

FRANKLIN ALABAMA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/16

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/16)[4]		Operating Expenses[5]
A					0.71%
6-Month	+3.59%	-0.78%
1-Year	+6.35%	+1.83%	+0.91%
5-Year	+24.69%	+3.60%	+3.06%
10-Year	+51.07%	+3.76%	+3.66%
C					1.26%
6-Month	+3.26%	+2.26%
1-Year	+5.70%	+4.70%	+3.75%
5-Year	+21.33%	+3.94%	+3.38%
10-Year	+43.02%	+3.64%	+3.54%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[6]	Distribution Rate[7]	Standardized Yield[8]		Standardized Yield[7]
A	3.22%	6.01%	1.34%		2.50%
C	2.78%	5.19%	0.85%		1.59%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Financial Highlights in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Class C) per share on 8/31/16.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/16/16 for the maximum combined effective federal and Alabama personal income tax rate of
46.42%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

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FRANKLIN ALABAMA TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/16	Value 8/31/16	Period* 3/1/16–8/31/16
A
Actual	$1,000	$1,035.90	$3.59
Hypothetical (5% return before expenses)	$1,000	$1,021.68	$3.57
C
Actual	$1,000	$1,032.60	$6.40
Hypothetical (5% return before expenses)	$1,000	$1,018.90	$6.36

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.70%; C: 1.25%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

franklintempleton.com

Semiannual Report 11

Franklin Florida Tax-Free Income Fund

We are pleased to bring you Franklin Florida Tax-Free Income Fund’s semiannual report for the period ended August 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal income taxes and any Florida personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/16

% of Total
Ratings	Investments
AAA	10.08%
AA	31.78%
A	36.77%
BBB	1.53%
Below Investment Grade	4.55%
Refunded	15.29%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.19 on February 29, 2016, to $11.29 on August 31, 2016. The Fund’s Class A shares paid dividends totaling 21.68 cents per share for the same period.2 The Performance Summary beginning on page 15 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.64% based on an annualization of August’s 3.58 cent per share monthly dividend and the maximum offering price of $11.79 on August 31, 2016. An investor in the 2016 maximum federal income tax bracket of 39.60% (plus 3.8% Medicare tax) would need to earn a distribution rate of 6.43% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C shares’ performance, please see the Performance Summary. Dividend distributions were affected by continued low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Dividend Distributions*
3/1/16–8/31/16
	Dividend per Share (cents)
Month	Class A	Class C
March	3.63	3.10
April	3.63	3.10
May	3.63	3.10
June	3.63	3.10
July	3.58	3.05
August	3.58	3.05
Total	21.68	18.50
*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance data represent past performance, which does not
guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures
shown. For most recent month-end performance, go to
franklintempleton.com or call (800) 342-5236.

State Update

Florida’s economy continued to grow during the reporting period. The state’s economic gains were driven by a tourism boom. A record number of domestic tourists visited the Sunshine State’s beaches and amusement parks during the first half of 2016, drawn in by lower gasoline prices and aggressive marketing by tourism organizations. The boom led to strong growth in the leisure and hospitality sector. The professional and business services; manufacturing; and construction sectors grew as well. Florida’s unemployment rate declined from 5.0%

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of
28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 69.

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FRANKLIN FLORIDA TAX-FREE INCOME FUND

Portfolio Breakdown
8/31/16
% of Total
Investments*
Refunded**	24.4%
Transportation	20.2%
Utilities	19.8%
Hospital & Health Care	11.8%
General Obligation	9.1%
Tax-Supported	8.5%
Higher Education	3.2%
Other Revenue	2.2%
Subject to Government Appropriations	0.7%
Housing	0.1%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Breakdown.

in February to 4.7% at period-end, its lowest level since 2007.3 In comparison, the national average was 4.9% at period-end.3 The state’s growing economy attracted new residents, which pressured Florida’s housing market by tightening supply levels and increasing prices.

Florida’s net general revenue collections in the first half of fiscal year 2016, which began on July 1, 2015, increased compared with the same period in fiscal year 2015, primarily reflecting higher sales tax collections, which remained the state’s largest revenue source. However, corporate income tax collections came in lower than expected. In March 2016, the Governor signed the budget for fiscal year 2017 into law. The enacted budget was larger than the previous year’s and was based on a slight increase in revenue collections, particularly from sales tax. Other features included a tax cut, increased spending on K-12 education and reduced spending on health care for low income patients. Near period-end, Florida’s economists revised their revenue projections for fiscal year 2017 down based on the potential impacts of the Zika virus and the Brexit vote on the state’s tourism industry. Despite the revision, the economists still expected fiscal year 2017 to end with a surplus.

The strategy employed by the state to pay down debt and slow the pace of issuance led to positive results. Thus, Florida’s net tax-supported debt was 2.5% of personal income and $1,038 per capita, which were comparable to the national medians of 2.5% and $1,025, respectively.4 Standard & Poor’s (S&P) rated Florida’s general obligation debt AAA with a stable outlook, reflecting the independent credit rating agency’s assessment of the state’s continued revenue growth, structurally balanced budget, strong reserve levels, employment growth and moderate debt burden.5 Some challenges that S&P believes that Florida could face include unexpected revenue shortfalls and damage caused by catastrophic hurricanes.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which increased in price over the period. However, Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

Thank you for your continued participation in Franklin Florida Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State Debt Medians 2016: Medians - Total Debt Remains Static in 2016, 5/6/16.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report 13

FRANKLIN FLORIDA TAX-FREE INCOME FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FLORIDA TAX-FREE INCOME FUND

Performance Summary as of August 31, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/16	2/29/16	Change
A (FRFLX)	$11.29	$11.19	+$0.10
C (FRFIX)	$11.52	$11.41	+$0.11

Distributions[1] (3/1/16–8/31/16)
	Dividend
Share Class	Income
A	$0.2168
C	$0.1850

See page 16 for Performance Summary footnotes.

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Semiannual Report 15

FRANKLIN FLORIDA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/16

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/16)[4]		Operating Expenses[5]
A					0.64%
6-Month	+2.85%	-1.55%
1-Year	+6.29%	+1.77%	+0.53%
5-Year	+21.68%	+3.10%	+2.70%
10-Year	+48.39%	+3.57%	+3.47%
C					1.19%
6-Month	+2.60%	+1.60%
1-Year	+5.68%	+4.68%	+3.47%
5-Year	+18.39%	+3.43%	+3.03%
10-Year	+40.57%	+3.46%	+3.36%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[6]	Distribution Rate[7]	Standardized Yield[8]		Standardized Yield[7]
A	3.64%	6.43%	1.15%		2.03%
C	3.18%	5.62%	0.64%		1.13%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Financial Highlights in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Class C) per share on 8/31/16.
7. Taxable equivalent distribution rate and yield assume the 2016 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

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FRANKLIN FLORIDA TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/16	Value 8/31/16	Period* 3/1/16–8/31/16
A
Actual	$1,000	$1,028.50	$3.27
Hypothetical (5% return before expenses)	$1,000	$1,021.98	$3.26
C
Actual	$1,000	$1,026.00	$6.08
Hypothetical (5% return before expenses)	$1,000	$1,019.21	$6.06

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.64%; C: 1.19%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Semiannual Report 17

Franklin Georgia Tax-Free Income Fund

We are pleased to bring you Franklin Georgia Tax-Free Income Fund’s semiannual report for the period ended August 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and Georgia personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/16

% of Total
Ratings	Investments
AAA	5.92%
AA	60.07%
A	15.31%
Below Investment Grade	3.39%
Refunded	14.77%
Not Rated	0.54%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $12.32 on February 29, 2016, to $12.49 on August 31, 2016. The Fund’s Class A shares paid dividends totaling 21.21 cents per share for the same period.2 The Performance Summary beginning on page 20 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.11% based on an annualization of August’s 3.38 cent per share monthly dividend and the maximum offering price of $13.04 on August 31, 2016. An investor in the 2016 maximum combined effective federal and Georgia personal income tax bracket of 47.02% (including 3.8% Medicare tax) would need to earn a distribution rate of 5.87% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C shares’ performance, please see the Performance Summary. Dividend distributions were affected by continued low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Dividend Distributions*
3/1/16–8/31/16
	Dividend per Share (cents)
Month	Class A	Class C
March	3.72	3.14
April	3.67	3.09
May	3.58	3.00
June	3.48	2.90
July	3.38	2.80
August	3.38	2.80
Total	21.21	17.73
*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance data represent past performance, which does not
guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures
shown. For most recent month-end performance, go to
franklintempleton.com or call (800) 342-5236.

State Update

During the six-month period ended August 31, 2016, Georgia’s well-diversified economy continued to grow. The state’s low cost of living, strong transportation network, and favorable weather and business-related costs continued to attract both employers and job-seekers alike. Consequently, the state gained jobs across almost all sectors with some of the largest jobs gains deriving from the leisure and hospitality; education and health services; and trade, transportation, and utilities sectors.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of
28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 75.

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FRANKLIN GEORGIA TAX-FREE INCOME FUND

The state’s unemployment rate declined throughout the period, beginning at 5.4% in February 2016 and ending at 4.9%.3

Near the beginning of the period, Georgia’s 2016 fiscal year budget was enacted with an increased budget relative to the prior period due primarily to the state’s general fund revenue. The 2016 fiscal year budget featured additional funding for K-12 education, transportation, Medicaid and child welfare services. During the middle of the period Georgia reported it was ahead of collections relative to the prior year and year-to-date individual income tax revenue had also increased. The state has also continued to maintain a relatively moderate debt burden, which has continued to improve since the 2014 fiscal year. Georgia’s net tax-supported debt was 2.7% of personal income and $1,029 per capita, compared with the 2.5% and $1,025 national medians.4 Standard & Poor’s (S&P) affirmed Georgia’s general obligation debt AAA with a stable outlook.5 S&P’s rating reflected Georgia’s well-diversified and broad-based economic growth, strong financial monitoring and oversight, improved recent growth in the state’s revenue shortfall reserve, moderate debt pension and proactive management of long-term liabilities through full funding of the state’s portion of pension contributions. In S&P’s view, the state’s stable outlook is due to the active management of its budget and revenue forecast coupled with Georgia’s willingness to adjust in the face of unforeseen economic events. S&P further noted it anticipates Georgia’s economy to continue to strengthen and experience above-average employment growth relative to the nation.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which increased in price over the period. However, Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

Thank you for your continued participation in Franklin Georgia Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Portfolio Breakdown
8/31/16
% of Total
Investments*
Refunded**	21.3%
Utilities	18.0%
Hospital & Health Care	17.1%
Subject to Government Appropriations	13.7%
Higher Education	8.4%
General Obligation	7.2%
Tax-Supported	6.9%
Transportation	5.1%
Housing	1.4%
Other Revenue	0.9%

*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Breakdown.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State Debt Medians 2016: Medians - Total Debt Remains Static in 2016, 5/6/16.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report 19

FRANKLIN GEORGIA TAX-FREE INCOME FUND

Performance Summary as of August 31, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/16	2/29/16	Change
A (FTGAX)	$12.49	$12.32	+$0.17
C (FGAIX)	$12.66	$12.49	+$0.17

Distributions[1] (3/1/16–8/31/16)
	Dividend
Share Class	Income
A	$0.2121
C	$0.1773

See page 21 for Performance Summary footnotes.

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FRANKLIN GEORGIA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/16

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/16)[4]		Operating Expenses[5]
A					0.67%
6-Month	+3.12%	-1.28%
1-Year	+5.98%	+1.49%	+0.49%
5-Year	+25.29%	+3.71%	+3.29%
10-Year	+53.58%	+3.93%	+3.82%
C					1.22%
6-Month	+2.80%	+1.80%
1-Year	+5.41%	+4.41%	+3.28%
5-Year	+21.85%	+4.03%	+3.61%
10-Year	+45.36%	+3.81%	+3.71%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[6]	Distribution Rate[7]	Standardized Yield[8]		Standardized Yield[7]
A	3.11%	5.87%	1.07%		2.02%
C	2.65%	5.00%	0.57%		1.08%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and shareprice will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Financial Highlights in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Class C) per share on 8/31/16.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/16/16 for the maximum combined effective federal and Georgia personal income tax rate of
47.02%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

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Semiannual Report 21

FRANKLIN GEORGIA TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/16	Value 8/31/16	Period* 3/1/16–8/31/16
A
Actual	$1,000	$1,031.20	$3.33
Hypothetical (5% return before expenses)	$1,000	$1,021.93	$3.31
C
Actual	$1,000	$1,028.00	$6.13
Hypothetical (5% return before expenses)	$1,000	$1,019.16	$6.11

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.65%; C: 1.20%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

22 Semiannual Report

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Franklin Kentucky Tax-Free Income Fund

We are pleased to bring you Franklin Kentucky Tax-Free Income Fund’s semiannual report for the period ended August 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and Kentucky personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/16

% of Total
Ratings	Investments
AAA	5.37%
AA	42.51%
A	26.91%
BBB	5.61%
Below Investment Grade	1.48%
Refunded	15.40%
Not Rated	2.72%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.31 on February 29, 2016, to $11.42 on August 31, 2016. The Fund’s Class A shares paid dividends totaling 20.20 cents per share for the same period.2 The Performance Summary beginning on page 25 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.32%. An investor in the 2016 maximum combined effective federal and Kentucky personal income tax bracket of 47.02% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.27% from a taxable investment to match the Fund’s Class A tax-free distribution rate. Dividend distributions were affected by continued low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Dividend Distributions*
3/1/16–8/31/16
Dividend per Share (cents)
Month	Class A
March	3.38
April	3.38
May	3.38
June	3.38
July	3.38
August	3.30
Total	20.20
*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance data represent past performance, which does not
guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures
shown. For most recent month-end performance, go to
franklintempleton.com or call (800) 342-5236.

Commonwealth Update

During the six-month period ended August 31, 2016, Kentucky’s economy grew slightly. The commonwealth, which continued to maintain a weaker demographic profile relative to most U.S. states, experienced a recent strong recovery prior to 2016, but is now beginning to see near-term fluctuations in employment growth and lag in projected growth outlooks. Kentucky’s unemployment rate declined significantly from 5.8% in February and ended the period at 4.9%.3 The financial activities; other services; and education and health services

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of
28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 81.

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Semiannual Report 23

FRANKLIN KENTUCKY TAX-FREE INCOME FUND

sectors gained jobs while the information; construction; and manufacturing sectors lost jobs.

Kentucky’s 2016 fiscal year revenues showed strong growth and exceeded the commonwealth’s estimates. However, continuing issues surrounding Kentucky’s inability to properly fund its pension liability hindered the commonwealth’s path to a full recovery from the recent economic recession. Moreover, concerns regarding Kentucky’s ability to maintain a strong structural balance persisted and funding cuts to its public colleges and universities also weighed on the commonwealth. Kentucky’s net tax-supported debt was 5.2% of personal income and $1,954 per capita, compared with the 2.5% and $1,025 national medians.4 Standard & Poor’s (S&P) assigned Kentucky an issuer credit rating of A+ with a stable outlook.5 In S&P’s view, the rating reflected a relatively weak demographic profile, a fluctuating employment growth, conservative revenue forecasting coupled with proposed expenditure cuts, moderately high debt burden and a large unfunded pension liability that is expected to continue to weaken based on underfunding of the Kentucky Teachers’ Retirement System. The stable outlook reflected S&P’s opinion that the commonwealth will maintain a strong ability to fund its debt obligations despite long-term pension-related pressures and subsequent challenges regarding a structurally balanced budget.

Portfolio Breakdown

8/31/16

% of Total
Investments*
Utilities	24.1%
Refunded**	21.2%
Hospital & Health Care	16.5%
Subject to Government Appropriations	16.4%
Higher Education	10.1%
General Obligation	3.5%
Housing	2.6%
Transportation	2.1%
Other Revenue	2.0%
Tax-Supported	1.5%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Breakdown.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which increased in price over the period. However, Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

Thank you for your continued participation in Franklin Kentucky Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4. Source: Moody’s Investors Service, State Debt Medians 2016: Medians - Total Debt Remains Static in 2016, 5/6/16.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN KENTUCKY TAX-FREE INCOME FUND

Performance Summary as of August 31, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/16	2/29/16	Change
A (FRKYX)	$11.42	$11.31	+$0.11

Distributions[1] (3/1/16–8/31/16)
	Dividend
Share Class	Income
A	$0.2020

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/16)[4]		Operating Expenses[5]
A					0.76%
6-Month	+2.78%	-1.57%
1-Year	+5.29%	+0.81%	-0.16%
5-Year	+22.98%	+3.32%	+2.92%
10-Year	+49.32%	+3.64%	+3.53%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[6]	Distribution Rate[7]	Standardized Yield[8]		Standardized Yield[7]
A	3.32%	6.27%	1.08%		2.04%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 26 for Performance Summary footnotes.

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Semiannual Report 25

FRANKLIN KENTUCKY TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Financial Highlights in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Distribution rate is based on an annualization of the 3.30 cent per share August dividend and the maximum offering price of $11.93 per share on 8/31/16.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/16/16 for the maximum combined effective federal and Kentucky personal income tax rate of
47.02%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

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FRANKLIN KENTUCKY TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/16	Value 8/31/16	Period* 3/1/16–8/31/16
A
Actual	$1,000	$1,027.80	$3.83
Hypothetical (5% return before expenses)	$1,000	$1,021.42	$3.82

*Expenses are calculated using the most recent six-month expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Semiannual Report 27

Franklin Louisiana Tax-Free Income Fund

We are pleased to bring you Franklin Louisiana Tax-Free Income Fund’s semiannual report for the period ended August 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and Louisiana personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/16

% of Total
Ratings	Investments
AAA	2.20%
AA	51.35%
A	22.36%
BBB	3.67%
Below Investment Grade	2.16%
Refunded	18.26%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.50 on February 29, 2016, to $11.62 on August 31, 2016. The Fund’s Class A shares paid dividends totaling 20.79 cents per share for the same period.2 The Performance Summary beginning on page 31 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.20% based on an annualization of August’s 3.24 cent per share monthly dividend and the maximum offering price of $12.14 on August 31, 2016. An investor in the 2016 maximum combined effective federal and Louisiana personal income tax bracket of 47.02% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.04% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C shares’ performance, please see the Performance Summary. Dividend distributions were affected by continued low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Dividend Distributions*
3/1/16–8/31/16
	Dividend per Share (cents)
Month	Class A	Class C
March	3.59	3.05
April	3.59	3.05
May	3.54	3.00
June	3.49	2.95
July	3.34	2.80
August	3.24	2.70
Total	20.79	17.55
*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance data represent past performance, which does not
guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures
shown. For most recent month-end performance, go to
franklintempleton.com or call (800) 342-5236.

State Update

Louisiana’s economy continued to face significant challenges during the reporting period. The state’s economy was hurt by low energy prices and natural disasters. Crude oil prices remained low and impacted many of the state’s energy-related industries. Many energy-related companies were forced to reduce production and announce layoffs. Near period-end, a powerful flood engulfed southern Louisiana. The rising waters destroyed homes, devastating the real estate market. The flood

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of
28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 85.

28 Semiannual Report

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FRANKLIN LOUISIANA TAX-FREE INCOME FUND

also damaged businesses, further damaging the state’s economy. Amid these conditions, Louisiana’s unemployment rate rose from 5.9% in February 2016 to 6.3% at period-end, which was higher than the 4.9% national average.3 The state’s education and information; manufacturing; and construction sectors contracted during the period, but the health services; other services; and professional and business services sectors expanded.

The state used a combination of recurring and nonrecurring measures to balance the budget for fiscal year 2016, which began on July 1, 2015. However, lower-than-projected tax collections and plunging oil prices resulted in a midyear budget gap, which state officials closed with nonrecurring measures. Continued revenue weakness led to a second midyear gap. Lawmakers predicted that the budget gap in fiscal year 2017 will be considerably larger than in fiscal year 2016. In June 2016, the legislature balanced the budget for fiscal year 2017 by enacting new sales taxes in fiscal years 2016, 2017 and 2018. The new taxes are set to expire in fiscal year 2018. Lawmakers also cut spending on education, law enforcement, prisons and social services. The Governor addressed the damage caused by the floods near period-end by declaring a state of emergency and obtaining federal assistance in paying for emergency operations and overtime. The federal aid will supplement state and local expenditures and could cover almost 75% of the relief costs.

Portfolio Breakdown

8/31/16

% of Total
Investments*
Refunded**	20.2%
General Obligation	15.4%
Utilities	13.9%
Tax-Supported	9.4%
Subject to Government Appropriations	9.2%
Higher Education	9.2%
Hospital & Health Care	7.6%
Transportation	5.7%
Other Revenue	5.2%
Housing	3.0%
Corporate-Backed	1.2%

Louisiana’s net tax-supported debt was 3.8% of personal income and $1,609 per capita, compared with the 2.5% and $1,025 national medians, respectively.4 Independent credit rating agency Standard & Poor’s (S&P) affirmed its AA rating of the state’s long-term general obligation debt with a negative outlook.5 The rating reflected S&P’s view of Louisiana’s constitutional requirement that requires balanced budgets, recent proactive budget adjustments and moderate debt ratios with a strong legal framework for debt repayment. S&P’s view was offset by credit factors including further weakness in economic trends, continued budgetary challenges and a below-average funding for pensions and other post-employment benefits. The negative outlook reflected S&P’s view of the state’s continued weakness in economic and revenue trends.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which increased in price over the period. However, Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

Thank you for your continued participation in Franklin Louisiana Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Breakdown.

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State Debt Medians 2016: Medians - Total Debt Remains Static in 2016, 5/6/16.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report 29

FRANKLIN LOUISIANA TAX-FREE INCOME FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LOUISIANA TAX-FREE INCOME FUND

Performance Summary as of August 31, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/16	2/29/16	Change
A (FKLAX)	$11.62	$11.50	+$0.12
C (FLAIX)	$11.80	$11.67	+$0.13

Distributions[1] (3/1/16–8/31/16)
	Dividend
Share Class	Income
A	$0.2079
C	$0.1755

See page 32 for Performance Summary footnotes.

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Semiannual Report 31

FRANKLIN LOUISIANA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/16

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/16)[4]		Operating Expenses
A					0.69%
6-Month	+2.87%	-1.49%
1-Year	+6.02%	+1.56%	+0.49%
5-Year	+23.11%	+3.34%	+2.94%
10-Year	+51.20%	+3.77%	+3.67%
C					1.24%
6-Month	+2.64%	+1.64%
1-Year	+5.53%	+4.53%	+3.42%
5-Year	+19.75%	+3.67%	+3.27%
10-Year	+43.16%	+3.65%	+3.54%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[6]	Distribution Rate[7]	Standardized Yield[8]		Standardized Yield
A	3.20%	6.04%	1.20%		2.27%
C	2.75%	5.19%	0.69%		1.30%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Financial Highlights in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Class C) per share on 8/31/16.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/16/16 for the maximum combined effective federal and Louisiana personal income tax rate of 47.02%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

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FRANKLIN LOUISIANA TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/16	Value 8/31/16	Period* 3/1/16–8/31/16
A
Actual	$1,000	$1,028.70	$3.48
Hypothetical (5% return before expenses)	$1,000	$1,021.78	$3.47
C
Actual	$1,000	$1,026.40	$6.28
Hypothetical (5% return before expenses)	$1,000	$1,019.00	$6.26

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.68%; C: 1.23%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Semiannual Report 33

Franklin Maryland Tax-Free Income Fund

We are pleased to bring you Franklin Maryland Tax-Free Income Fund’s semiannual report for the period ended August 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and Maryland personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/16

% of Total
Ratings	Investments
AAA	12.93%
AA	41.51%
A	18.46%
BBB	9.09%
Below Investment Grade	7.38%
Refunded	8.28%
Not Rated	2.35%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.35 on February 29, 2016, to $11.55 on August 31, 2016. The Fund’s Class A shares paid dividends totaling 20.78 cents per share for the same period.2 The Performance Summary beginning on page 37 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.29% based on an annualization of August’s 3.31 cent per share monthly dividend and the maximum offering price of $12.06 on August 31, 2016. An investor in the 2016 maximum combined effective federal and Maryland personal income tax bracket of 48.81% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.43% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by continued low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Dividend Distributions*
3/1/16–8/31/16
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.47	2.94	3.56
April	3.47	2.94	3.56
May	3.51	2.98	3.60
June	3.51	2.97	3.60
July	3.51	2.97	3.60
August	3.31	2.77	3.40
Total	20.78	17.57	21.32
*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance data represent past performance, which does not
guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures
shown. For most recent month-end performance, go to
franklintempleton.com or call (800) 342-5236.

State Update

Maryland’s economy continued to grow during the six months under review amid mixed housing market conditions and strong employment growth. The state’s home prices rose consistently during the review period and the foreclosure rate declined. New residential permits decreased during the review period, despite a sharp increase in May 2016. Maryland’s unemployment rate was 4.3% at period-end, which was lower than the 4.9%

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of
28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 92.

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FRANKLIN MARYLAND TAX-FREE INCOME FUND

national average.3 Sectors such as information; leisure and hospitality; and professional and business services added jobs, while the other services; manufacturing; and financial activities sectors showed some weakness.

In March 2016, Maryland kept its general fund revenue estimates for fiscal year 2016 relatively unchanged though the estimates for fiscal year 2017 were revised downward marginally. Although overall revenue estimates for 2016 were still tracking the forecast, recent revenue collections in April and May were slightly below forecasts. In April 2016, Maryland’s general assembly passed the general budget for fiscal year 2017. The budget was slightly larger than the previous year’s plan, and was based on improved economic conditions and Medicaid enrollment levels that boosted the state’s reserve levels for fiscal year 2016. The budget featured growth in public education and health spending and full funding for Maryland’s pension system. Lawmakers, however, forecasted a structural budget surplus for fiscal year 2017.

The state’s net tax-supported debt was 3.5% of personal income and $1,928 per capita, compared with the 2.5% and $1,025 national medians, respectively.4 Independent credit rating agency Standard & Poor’s (S&P) rated the state’s general obligation debt AAA with a stable outlook.5 S&P cited the state’s broad and diverse economy, continued strong wealth and income levels, growth in projected state reserves, proactive financial and budget management, well-developed financial and debt management policies, and moderate debt levels despite increasing issuance. The outlook reflected S&P’s view of the state’s continued practice of proactive mid-year budget adjustments in case of slower-than-anticipated revenue growth and its consistent commitment to fully fund its pensions.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which increased in price over the period. However, Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

Thank you for your continued participation in Franklin Maryland Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Portfolio Breakdown
8/31/16
% of Total
Investments*
Hospital & Health Care	18.2%
Utilities	16.8%
Higher Education	14.6%
General Obligation	13.2%
Housing	10.4%
Refunded**	10.2%
Subject to Government Appropriations	5.9%
Other Revenue	4.7%
Tax-Supported	3.1%
Transportation	2.9%
*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Breakdown.

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State Debt Medians 2016: Medians - Total Debt Remains Static in 2016, 5/6/16.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN MARYLAND TAX-FREE INCOME FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN MARYLAND TAX-FREE INCOME FUND

Performance Summary as of August 31, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/16	2/29/16	Change
A (FMDTX)	$11.55	$11.35	+$0.20
C (FMDIX)	$11.76	$11.56	+$0.20
Advisor (FMDZX)	$11.55	$11.35	+$0.20

Distributions[1] (3/1/16–8/31/16)
	Dividend
Share Class	Income
A	$0.2078
C	$0.1757
Advisor	$0.2132

See page 39 for Performance Summary footnotes.

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FRANKLIN MARYLAND TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 8/31/16

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/16)[4]		Operating Expenses[5]
A					0.67%
6-Month	+3.62%	-0.75%
1-Year	+6.93%	+2.36%	+1.47%
5-Year	+21.72%	+3.10%	+2.68%
10-Year	+46.50%	+3.44%	+3.35%
C					1.22%
6-Month	+3.27%	+2.27%
1-Year	+6.22%	+5.22%	+4.38%
5-Year	+18.44%	+3.44%	+2.99%
10-Year	+38.69%	+3.33%	+3.24%
Advisor[6]					0.57%
6-Month	+3.67%	+3.67%
1-Year	+6.94%	+6.94%	+6.08%
5-Year	+22.32%	+4.11%	+3.67%
10-Year	+47.50%	+3.96%	+3.88%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[7]	Distribution Rate[8]	Standardized Yield[9]		Standardized Yield[8]
A	3.29%	6.43%	1.56%		3.05%
C	2.83%	5.53%	1.07%		2.09%
Advisor	3.53%	6.90%	1.73%		3.38%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 39 for Performance Summary footnotes.

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FRANKLIN MARYLAND TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Financial Highlights in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect ofClassA’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +42.84% and
+5.10%.
7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
8/31/16.
8. Taxable equivalent distribution rate and yield assume the published rates as of 6/16/16 for the maximum combined effective federal and Maryland state and local personal income tax rate of 48.81%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
9. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

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FRANKLIN MARYLAND TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/16	Value 8/31/16	Period* 3/1/16–8/31/16
A
Actual	$1,000	$1,036.20	$3.39
Hypothetical (5% return before expenses)	$1,000	$1,021.88	$3.36
C
Actual	$1,000	$1,032.70	$6.20
Hypothetical (5% return before expenses)	$1,000	$1,019.11	$6.16
Advisor
Actual	$1,000	$1,036.70	$2.87
Hypothetical (5% return before expenses)	$1,000	$1,022.38	$2.85

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.66%; C: 1.21%; and Advisor: 0.56%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Franklin Missouri Tax-Free Income Fund

We are pleased to bring you Franklin Missouri Tax-Free Income Fund’s semiannual report for the period ended August 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and Missouri personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/16

% of Total
Ratings	Investments
AAA	13.30%
AA	37.02%
A	20.87%
BBB	7.99%
Below Investment Grade	4.57%
Refunded	15.88%
Not Rated	0.37%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $12.05 on February 29, 2016, to $12.17 on August 31, 2016. The Fund’s Class A shares paid dividends totaling 21.33 cents per share for the same period.2 The Performance Summary beginning on page 44 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.33% based on an annualization of August’s 3.53 cent per share monthly dividend and the maximum offering price of $12.71 on August 31, 2016. An investor in the 2016 maximum combined effective federal and Missouri personal income tax bracket of 47.02% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.29% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by continued low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Dividend Distributions*
3/1/16–8/31/16
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.58	3.02	3.68
April	3.58	3.02	3.68
May	3.58	3.02	3.68
June	3.53	2.97	3.63
July	3.53	2.97	3.63
August	3.53	2.97	3.63
Total	21.33	17.97	21.93
*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance data represent past performance, which does not
guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures
shown. For most recent month-end performance, go to
franklintempleton.com or call (800) 342-5236.

State Update

Missouri’s economy continued to expand during the six months under review. The state’s unemployment rate rose from 4.2% in February 2016 to 5.1% in August 2016.3 In comparison, the national average was 4.9%.3 The professional and business services; leisure and hospitality; and financial activities sectors added jobs. In contrast, construction; other services; and

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of
28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 98.

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FRANKLIN MISSOURI TAX-FREE INCOME FUND

education and health services showed some weakness. In the housing market, home prices rose, while the issuance of new construction permits and the number of foreclosures fell toward the period-end.

The state concluded fiscal year 2016 on June 30 with slightly higher year-to-date general revenue collections than the prior year, mainly because of growth in collections of individual and sales and use tax, while corporate income taxes and other collections declined and refunds increased. In May 2016, the Governor signed the fiscal year 2017 budget into law. The spending plan featured a tuition freeze for students at public colleges and universities, increased spending on mental health care and funding for economic development plans. In July 2016, the governor announced restrictions on new or increased spending in response to underperforming revenue collections. The restrictions were enacted to balance the budget and protect funding for education and mental health services.

Missouri’s net tax-supported debt was 1.4% of personal income and $574 per capita, compared with the 2.5% and $1,025 national medians, respectively.4 Independent credit rating agency Standard & Poor’s (S&P) rated Missouri’s general obligation bonds AAA with a stable outlook. The rating reflected S&P’s view of the state’s strong budget management framework, diverse economic base, moderate debt burden and solid reserves that can be used only under limited circumstances.5 The positive outlook reflected S&P’s expectation that the state would continue to maintain strong reserves and financial management framework. However, S&P expressed concerns about a recent constitutional amendment that allowed the legislature to override the governor’s mid-year spending reductions with a two-thirds vote, which could limit the governor’s ability to cut expenditures to balance the budget.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which increased in price over the period. However, Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

Thank you for your continued participation in Franklin Missouri Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Portfolio Breakdown
8/31/16
% of Total
Investments*
Utilities	25.3%
Refunded**	24.9%
Hospital & Health Care	17.4%
Tax-Supported	9.0%
Subject to Government Appropriations	8.1%
Transportation	6.3%
Higher Education	6.2%
General Obligation	1.6%
Corporate-Backed	1.0%
Housing	0.2%
*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Breakdown.

4. Source: Moody’s Investors Service, State Debt Medians 2016: Medians - Total Debt Remains Static in 2016, 5/6/16.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

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The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no
representation or warranty as to their completeness or accuracy.
Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Semiannual Report 43

FRANKLIN MISSOURI TAX-FREE INCOME FUND

Performance Summary as of August 31, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/16	2/29/16	Change
A (FRMOX)	$12.17	$12.05	+$0.12
C (FMOIX)	$12.29	$12.17	+$0.12
Advisor (FRMZX)	$12.18	$12.06	+$0.12

Distributions[1] (3/1/16–8/31/16)
	Dividend
Share Class	Income
A	$0.2133
C	$0.1797
Advisor	$0.2193

See page 46 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Performance as of 8/31/16

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/16)[4]		Operating Expenses[5]
A					0.64%
6-Month	+2.79%	-1.54%
1-Year	+5.69%	+1.20%	+0.21%
5-Year	+21.39%	+3.05%	+2.61%
10-Year	+48.22%	+3.57%	+3.47%
C					1.19%
6-Month	+2.48%	+1.48%
1-Year	+5.15%	+4.15%	+3.02%
5-Year	+18.09%	+3.38%	+2.93%
10-Year	+40.45%	+3.46%	+3.35%
Advisor[6]					0.54%
6-Month	+2.84%	+2.84%
1-Year	+5.79%	+5.79%	+4.74%
5-Year	+21.98%	+4.05%	+3.62%
10-Year	+49.36%	+4.09%	+4.00%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[7]	Distribution Rate[8]	Standardized Yield[9]		Standardized Yield[8]
A	3.33%	6.29%	1.17%		2.21%
C	2.90%	5.47%	0.67%		1.26%
Advisor	3.58%	6.76%	1.33%		2.51%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 46 for Performance Summary footnotes.

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Semiannual Report 45

FRANKLIN MISSOURI TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Financial Highlights in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect ofClassA’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +40.93% and
+4.90%.
7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
8/31/16.
8. Taxable equivalent distribution rate and yield assume the published rates as of 6/16/16 for the maximum combined effective federal and Missouri personal income tax rate of
47.02%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
9. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/16	Value 8/31/16	Period* 3/1/16–8/31/16
A
Actual	$1,000	$1,027.90	$3.22
Hypothetical (5% return before expenses)	$1,000	$1,022.03	$3.21
C
Actual	$1,000	$1,024.80	$6.02
Hypothetical (5% return before expenses)	$1,000	$1,019.26	$6.01
Advisor
Actual	$1,000	$1,028.40	$2.71
Hypothetical (5% return before expenses)	$1,000	$1,022.53	$2.70

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Semiannual Report 47

Franklin North Carolina Tax-Free Income Fund

We are pleased to bring you Franklin North Carolina Tax-Free Income Fund’s semiannual report for the period ended August 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and North Carolina personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/16

% of Total
Ratings	Investments
AAA	21.75%
AA	53.13%
A	5.94%
BBB	1.92%
Below Investment Grade	4.32%
Refunded	12.94%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.97 on February 29, 2016, to $12.11 on August 31, 2016. The Fund’s Class A shares paid dividends totaling 20.60 cents per share for the same period.2 The Performance Summary beginning on page 51 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.27% based on an annualization of August’s 3.45 cent per share monthly dividend and the maximum offering price of $12.65 on August 31, 2016. An investor in the 2016 maximum combined effective federal and North Carolina personal income tax bracket of 46.87% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.16% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Dividend Distributions*
3/1/16–8/31/16
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.40	2.84	3.50
April	3.40	2.84	3.50
May	3.45	2.89	3.55
June	3.45	2.89	3.55
July	3.45	2.89	3.55
August	3.45	2.89	3.55
Total	20.60	17.24	21.20
*The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Performance data represent past performance, which does not
guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures
shown. For most recent month-end performance, go to
franklintempleton.com or call (800) 342-5236.

State Update

North Carolina’s economy continued to grow during the six months under review. The housing market improved, as home prices and new housing permit issuances rose and foreclosure rates declined. The state’s labor market continued to improve during the review period. Many sectors saw job additions, particularly construction; education and health services; and trade, transportation, and health services. In contrast, mining and logging; leisure and hospitality; and information showed

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of
28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 105.

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FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

some weakness. North Carolina had a 4.6% unemployment rate at period-end, which was lower than the national average of 4.9%.3

North Carolina experienced strong revenue growth in fiscal year 2016. Collections exceeded the threshold for triggering a reduction in the state’s business tax rate in fiscal year 2017. In July 2016, the general assembly agreed on adjustments to the budget for fiscal year 2017. The revised budget featured increased funding for state employees, fixed tuition for students at public universities and increased a cut to personal income tax. The budget also dedicated a record amount to the state’s reserve fund.

North Carolina’s net tax-supported debt remained relatively low at 1.8% of personal income and $721 per capita, compared with the 2.5% and $1,025 national medians, respectively.4 Independent credit rating agency Standard & Poor’s (S&P) affirmed its AAA rating and a stable outlook for the state’s general obligation debt.5 S&P cited the state’s strengths, including its diverse economic base, prudent fiscal management, low-to-moderate debt burden and well-funded pension system and progress in addressing other post-employment benefits. The stable outlook reflected S&P’s expectation that North Carolina’s economic trends would continue to improve above national levels. S&P also expected the state will continue to focus on structural budget adjustments as the state monitors revenue performance in light of recent tax reforms.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which increased in price over the period. However, Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

Thank you for your continued participation in Franklin North Carolina Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Portfolio Breakdown
8/31/16
% of Total
Investments*
Refunded**	28.8%
Hospital & Health Care	19.1%
Utilities	17.2%
Higher Education	15.8%
Transportation	9.5%
General Obligation	3.5%
Subject to Government Appropriations	3.2%
Tax-Supported	2.3%
Housing	0.3%
Corporate-Backed	0.3%
*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Breakdown.

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State Debt Medians 2016: Medians - Total Debt Remains Static in 2016, 5/6/16.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of August 31, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/16	2/29/16	Change
A (FXNCX)	$12.11	$11.97	+$0.14
C (FNCIX)	$12.30	$12.15	+$0.15
Advisor (FNCZX)	$12.11	$11.97	+$0.14

Distributions[1] (3/1/16–8/31/16)
	Dividend
Share Class	Income
A	$0.2060
C	$0.1724
Advisor	$0.2120

See page 53 for Performance Summary footnotes.

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FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

PERFORMANCE SUMMARY

Performance as of 8/31/16

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/16)[4]		Operating Expenses[5]
A					0.64%
6-Month	+2.91%	-1.45%
1-Year	+5.55%	+1.04%	+0.14%
5-Year	+18.69%	+2.60%	+2.20%
10-Year	+46.00%	+3.41%	+3.31%
C					1.19%
6-Month	+2.67%	+1.67%
1-Year	+4.98%	+3.98%	+2.95%
5-Year	+15.58%	+2.94%	+2.51%
10-Year	+38.23%	+3.29%	+3.20%
Advisor[6]					0.54%
6-Month	+2.96%	+2.96%
1-Year	+5.65%	+5.65%	+4.69%
5-Year	+19.28%	+3.59%	+3.19%
10-Year	+47.02%	+3.93%	+3.84%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[7]	Distribution Rate[8]	Standardized Yield[9]		Standardized Yield[8]
A	3.27%	6.16%	1.05%		1.98%
C	2.82%	5.31%	0.54%		1.02%
Advisor	3.52%	6.63%	1.20%		2.26%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 53 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Financial Highlights in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect ofClassA’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +37.48% and
+4.54%.
7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
8/31/16.
8. Taxable equivalent distribution rate and yield assume the published rates as of 6/16/16 for the maximum combined effective federal and North Carolina personal income tax rate of 46.87%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
9. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

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FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/16	Value 8/31/16	Period* 3/1/16–8/31/16
A
Actual	$1,000	$1,029.10	$3.22
Hypothetical (5% return before expenses)	$1,000	$1,022.03	$3.21
C
Actual	$1,000	$1,026.70	$6.03
Hypothetical (5% return before expenses)	$1,000	$1,019.26	$6.01
Advisor
Actual	$1,000	$1,029.60	$2.71
Hypothetical (5% return before expenses)	$1,000	$1,022.53	$2.70

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Franklin Virginia Tax-Free Income Fund

We are pleased to bring you Franklin Virginia Tax-Free Income Fund’s semiannual report for the period ended August 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal and Virginia personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Credit Quality Breakdown*

8/31/16

% of Total
Ratings	Investments
AAA	18.47%
AA	49.76%
A	8.88%
BBB	1.12%
Below Investment Grade	3.61%
Refunded	18.01%
Not Rated	0.15%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.54 on February 29, 2016, to $11.71 on August 31, 2016. The Fund’s Class A shares paid dividends totaling 20.78 cents per share for the same period.2 The Performance Summary beginning on page 58 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.32% based on an annualization of August’s 3.38 cent per share monthly dividend and the maximum offering price of $12.23 on August 31, 2016. An investor in the 2016 maximum combined effective federal and Virginia personal income tax bracket of 46.87% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.25% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. Dividend distributions were affected by continued low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Dividend Distributions*
3/1/16–8/31/16
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.48	2.94	3.57
April	3.48	2.94	3.57
May	3.48	2.94	3.57
June	3.48	2.94	3.57
July	3.48	2.94	3.57
August	3.38	2.84	3.47
Total	20.78	17.54	21.32

Commonwealth Update

Virginia’s economy continued to grow during the six months under review. The commonwealth’s economic recovery was better than the nation’s as a whole, but federal spending reductions remained a drag. However, the impact of federal cuts began to fade during the period, enabling continued improvement in growth. Virginia’s home sales and prices rose while the foreclosure rate and the issuance of housing permits

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of
28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 113.

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FRANKLIN VIRGINIA TAX-FREE INCOME FUND

declined. The commonwealth’s unemployment rate declined from 4.1% in February 2016 to 3.9% at period-end, compared with the 4.9% national average.3 Sectors such as construction; education and health services; and trade, transportation, and utilities added jobs during the period, while the mining and logging; leisure and hospitality; and information sectors exhibited weakness.

The commonwealth ended fiscal year 2016 on June 30 with a budget deficit after revenue growth underperformed lawmakers’ expectations. The shortfall was largely due to lower-than-expected individual, corporate and sales tax collections. Additionally, the Governor reduced the interim revenue forecasts for fiscal years 2017 and 2018, reflecting a trend toward lower paying jobs in the commonwealth’s economy. The Governor planned to address the shortfall for fiscal year 2017 by using funds reserved for pay increases and drawing from the Revenue Stabilization Fund. Education, health and human resources were the largest budget items in fiscal years 2017 and 2018.

Portfolio Breakdown

8/31/16

% of Total
Investments*
Refunded**	23.3%
Utilities	16.1%
Hospital & Health Care	14.9%
Higher Education	13.1%
Transportation	11.7%
General Obligation	8.4%
Housing	6.1%
Subject to Government Appropriations	2.9%
Tax-Supported	2.3%
Other Revenue	1.2%

*Does not include cash and cash equivalents.

**Includes all refunded bonds; the percentage may differ from that in the Credit Quality Breakdown.

Virginia’s net tax-supported debt was 2.9% of personal income and $1,418 per capita, compared with the 2.5% and $1,025 national medians, respectively.4 Independent credit rating agency Standard & Poor’s (S&P) affirmed the commonwealth’s AAA rating with a stable outlook.5 The rating reflected the independent credit rating agency’s view of Virginia’s strong and broad-based economy, strong financial policies and practices, history of proactive and conservative financial management and moderate debt levels. According to S&P, the commonwealth’s resources, strong debt management policies and favorable debt ratios make its debt burden manageable. The stable outlook reflected S&P’s opinion that Virginia has maintained conservative financial management, has been proactive when identifying shortfalls and has acted swiftly to find solutions to restore balance. S&P believed that any potential shortfall in the commonwealth’s revenues or weakening of Virginia’s economy might increase the pressure on the commonwealth’s finances.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the Investment Strategy and Manager’s Discussion on page 5 for more information.

The Fund holds a small portion of its assets in Puerto Rico bonds, which increased in price over the period. However, Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview beginning on page 3. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

Thank you for your continued participation in Franklin Virginia Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, State Debt Medians 2016: Medians - Total Debt Remains Static in 2016, 5/6/16. 5. This does not indicate S&P’s rating of the Fund.

See www.franklintempletondatasources.com for additional data provider information.

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The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no
representation or warranty as to their completeness or accuracy.
Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN VIRGINIA TAX-FREE INCOME FUND

Performance Summary as of August 31, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	8/31/16	2/29/16	Change
A (FRVAX)	$11.71	$11.54	+$0.17
C (FVAIX)	$11.89	$11.72	+$0.17
Advisor (FRVZX)	$11.72	$11.54	+$0.18

Distributions[1] (3/1/16–8/31/16)
	Dividend
Share Class	Income
A	$0.2078
C	$0.1754
Advisor	$0.2132

See page 60 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Performance as of 8/31/16

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual		Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (9/30/16)[4]		Operating Expenses[5]
A					0.65%
6-Month	+3.30%	-1.07%
1-Year	+6.55%	+1.98%	+0.94%
5-Year	+20.56%	+2.91%	+2.49%
10-Year	+47.73%	+3.53%	+3.44%
C					1.20%
6-Month	+2.96%	+1.96%
1-Year	+5.96%	+4.96%	+3.87%
5-Year	+17.28%	+3.24%	+2.83%
10-Year	+39.85%	+3.41%	+3.32%
Advisor[6]					0.55%
6-Month	+3.43%	+3.43%
1-Year	+6.74%	+6.74%	+5.54%
5-Year	+21.25%	+3.93%	+3.49%
10-Year	+48.87%	+4.06%	+3.96%

	Distribution	Taxable Equivalent	30	-Day	Taxable Equivalent 30-Day
Share Class	Rate[7]	Distribution Rate[8]	Standardized Yield[9]		Standardized Yield[8]
A	3.32%	6.25%	1.09%		2.05%
C	2.87%	5.40%	0.60%		1.13%
Advisor	3.55%	6.68%	1.25%		2.35%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 60 for Performance Summary footnotes.

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FRANKLIN VIRGINIA TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Financial Highlights in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect ofClassA’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +39.35% and
+4.74%.
7. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
8/31/16.
8. Taxable equivalent distribution rate and yield assume the published rates as of 6/16/16 for the maximum combined effective federal and Virginia personal income tax rate of
46.87%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
9. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 3/1/16	Value 8/31/16	Period* 3/1/16–8/31/16
A
Actual	$1,000	$1,033.00	$3.28
Hypothetical (5% return before expenses)	$1,000	$1,021.98	$3.26
C
Actual	$1,000	$1,029.60	$6.09
Hypothetical (5% return before expenses)	$1,000	$1,019.21	$6.06
Advisor
Actual	$1,000	$1,034.30	$2.77
Hypothetical (5% return before expenses)	$1,000	$1,022.48	$2.75

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.64%; C: 1.19%; and Advisor: 0.54%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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Financial Highlights
Franklin Alabama Tax-Free Income Fund
	Six Months Ended
	August 31, 2016		Year Ended February 28,
	(unaudited)	2016 [a]	2015	2014	2013	2012 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.35	$11.55	$11.18	$11.91	$11.71	$10.66
Income from investment operations[b]:
Net investment income[c]	0.20	0.42	0.44	0.44	0.44	0.47
Net realized and unrealized gains (losses)	0.20	(0.20)	0.37	(0.74)	0.20	1.06
Total from investment operations	0.40	0.22	0.81	(0.30)	0.64	1.53
Less distributions from:
Net investment income.	(0.19)	(0.42)	(0.44)	(0.43)	(0.43)	(0.48)
Net realized gains	—	—	—	(—)[d]	(0.01)	—
Total distributions	(0.19)	(0.42)	(0.44)	(0.43)	(0.44)	(0.48)
Net asset value, end of period	$11.56	$11.35	$11.55	$11.18	$11.91	$11.71

Total return[e]	3.59%	1.99%	7.35%	(2.49)%	5.57%	14.61%

Ratios to average net assets[f]
Expenses.	0.70%	0.71%	0.72%	0.71%	0.70%	0.71%
Net investment income	3.41%	3.73%	3.83%	3.86%	3.68%	4.22%

Supplemental data
Net assets, end of period (000’s)	$243,530	$228,212	$224,586	$218,826	$270,783	$254,681
Portfolio turnover rate	4.57%	10.70%	6.46%	14.44%	17.76%	5.35%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

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				FRANKLIN TAX-FREE TRUST
				FINANCIAL HIGHLIGHTS

Franklin Alabama Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2016		Year Ended February 28,
	(unaudited)	2016 [a]	2015	2014	2013	2012 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.49	$11.69	$11.31	$12.04	$11.84	$10.77
Income from investment operations[b]:
Net investment income[c]	0.17	0.37	0.38	0.38	0.38	0.41
Net realized and unrealized gains (losses)	0.20	(0.21)	0.38	(0.74)	0.20	1.08
Total from investment operations	0.37	0.16	0.76	(0.36)	0.58	1.49
Less distributions from:
Net investment income.	(0.16)	(0.36)	(0.38)	(0.37)	(0.37)	(0.42)
Net realized gains	—	—	—	(—)[d]	(0.01)	—
Total distributions	(0.16)	(0.36)	(0.38)	(0.37)	(0.38)	(0.42)
Net asset value, end of period	$11.70	$11.49	$11.69	$11.31	$12.04	$11.84

Total return[e]	3.26%	1.41%	6.77%	(2.99)%	4.92%	14.04%

Ratios to average net assets[f]
Expenses.	1.25%	1.26%	1.27%	1.26%	1.25%	1.26%
Net investment income	2.86%	3.18%	3.28%	3.31%	3.13%	3.67%

Supplemental data
Net assets, end of period (000’s)	$58,033	$54,075	$53,424	$49,940	$65,690	$54,363
Portfolio turnover rate	4.57%	10.70%	6.46%	14.44%	17.76%	5.35%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2016 (unaudited)
Franklin Alabama Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 96.1%
Alabama 93.8%
Alabama Special Care Facilities Financing Authority Birmingham Revenue, Ascension Senior Credit Group,
Refunding, Series B, 5.00%, 11/15/46.	$3,000,000	$3,659,190
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	3,000,000	3,542,700
Anniston PBA Building Revenue, Judicial Center Project, AGMC Insured, 5.00%, 3/01/43	4,120,000	4,640,274
Auburn University General Fee Revenue,
Refunding, Series A, 5.00%, 6/01/33.	2,500,000	3,073,600
Refunding, Series A, 5.00%, 6/01/38.	4,000,000	4,917,560
Series A, AGMC Insured, Pre-Refunded, 5.00%, 6/01/38	5,000,000	5,162,800
Auburn Water Works Board Revenue, 4.00%, 9/01/40	2,000,000	2,228,180
Baldwin County Board of Education Revenue,
School wts., Refunding, 5.00%, 6/01/24	2,605,000	3,086,951
School wts., Refunding, 5.00%, 6/01/26	2,870,000	3,380,315
School wts., Refunding, 5.00%, 6/01/27	3,015,000	3,540,273
School wts., Refunding, 5.00%, 6/01/31	2,000,000	2,433,120
Bessemer Governmental Utility Services Corp. Water Supply Revenue, Refunding, Series A, Assured
Guaranty, 5.00%, 6/01/39	3,825,000	3,921,964
Birmingham GO, Capital Appreciation, Series A, zero cpn. to 3/01/17, 5.00% thereafter, 3/01/43	5,000,000	5,531,600
Birmingham Special Care Facilities Financing Authority Health Care Facility Revenue, Children’s Hospital,
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/39	4,000,000	4,567,600
Birmingham Water Works Board Water Revenue,
[a] Senior, Refunding, Series A, 4.00%, 1/01/41	4,000,000	4,473,840
Series A, Assured Guaranty, 5.25%, 1/01/39	5,950,000	6,490,914
Series B, 5.00%, 1/01/43	3,745,000	4,338,845
Butler County IDA Environmental Improvement Revenue, International Paper Co. Projects, Series A, 7.00%,
9/01/32	1,000,000	1,114,330
The Butler County Public Education Cooperative District Revenue, Limited Obligation School, Series A,
XLCA Insured, Pre-Refunded, 5.00%, 7/01/37	9,025,000	9,336,181
Calhoun County Board of Education Special Tax School wts. Revenue, BAM Insured, 5.00%, 2/01/46.	6,000,000	7,238,700
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/30	5,250,000	5,926,882
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/37	5,000,000	5,604,350
Cullman GO, wts., Refunding, 5.00%, 7/01/30	1,100,000	1,334,839
Cullman Utilities Board Water Revenue, AGMC Insured, 5.00%, 9/01/41	3,000,000	3,344,400
DCH Health Care Authority Health Care Facilities Revenue, Refunding, 5.00%, 6/01/36	2,000,000	2,320,320
East Alabama Health Care Authority Health Care Facilities Revenue,
Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36.	5,000,000	5,396,250
Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33.	4,500,000	4,878,630
Homewood Educational Building Authority Revenue, Educational Facilities, Samford University, Series A,
AGMC Insured, 5.00%, 12/01/41	10,000,000	11,416,300
Homewood GO, Capital Improvement wts., 5.00%, 9/01/42	4,000,000	4,664,000
Huntsville GO,
wts., Series A, 5.00%, 5/01/35	2,515,000	3,146,693
wts., Series A, 5.00%, 5/01/36	1,000,000	1,247,210
wts., Series B, 5.00%, 5/01/34	3,055,000	3,837,508
Huntsville PBA Lease Revenue,
Capital Center Improvement, 2014, NATL Insured, Pre-Refunded, 5.00%, 10/01/33	2,820,000	2,891,402
Municipal Justice Center, Capital Improvement, Refunding, NATL Insured, 5.00%, 10/01/33	5,180,000	5,293,442
Huntsville Water System Revenue, wts., 5.00%, 11/01/35	5,360,000	6,550,670
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, Infirmary Health
System Inc., Series A, 5.00%, 2/01/41	3,000,000	3,542,220
Jefferson County Revenue, Limited Obligation School wts., Series A, 5.00%, 1/01/24	2,000,000	2,016,480

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STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Alabama Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Alabama (continued)
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, Pre-
Refunded, 5.125%, 4/01/33	$7,410,000	$7,926,922
Limestone County Water and Sewer Authority Water Revenue,
AGMC Insured, 5.00%, 12/01/39	3,750,000	4,126,725
Refunding, Series B, BAM Insured, 5.00%, 12/01/43	5,920,000	6,900,234
Madison County Board of Education Capital Outlay Revenue, Tax Anticipation wts., Assured Guaranty,
Pre-Refunded, 5.125%, 9/01/34	600,000	652,398
Madison GO,
wts., Refunding, XLCA Insured, 4.75%, 12/01/36	685,000	691,049
wts., Series A, 5.00%, 4/01/37	2,590,000	3,102,095
wts., XLCA Insured, Pre-Refunded, 4.75%, 12/01/36	315,000	318,159
Marshall County Board of Education Special Tax School wts. Revenue, Special Tax, AGMC Insured, 4.00%,
3/01/41	2,510,000	2,746,266
Marshall County Health Care Authority Revenue, Refunding, AMBAC Insured, 4.75%, 2/01/33	3,000,000	3,010,140
Mobile GO, wts., Series C, 5.50%, 2/15/30	2,000,000	2,108,340
Mobile Public Educational Building Authority Revenue, Limited Obligation School, Series A, Assured
Guaranty, Pre-Refunded, 5.00%, 3/01/33	6,500,000	6,917,495
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Refunding, 5.00%, 1/01/36	10,000,000	11,896,500
Montgomery County Board of Education Capital Outlay School wts. Revenue, Refunding, 5.00%, 9/01/39	3,000,000	3,495,780
Morgan County Board of Education Capital Outlay School wts. Revenue, 5.00%, 3/01/35	7,020,000	8,259,592
Opelika Water Board Revenue, Assured Guaranty, 5.00%, 6/01/37	3,000,000	3,312,360
Oxford GO, wts., Series C, 5.00%, 10/01/29	1,435,000	1,711,539
Pelham GO, wts., 5.00%, 2/01/34	2,635,000	3,172,356
Phenix City GO, School wts., Series A, 5.00%, 8/01/43	3,000,000	3,474,780
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	2,000,000	2,225,500
Selma IDBR,
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.80%, 5/01/34	3,000,000	3,480,030
Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.375%, 12/01/35	3,000,000	3,447,720
Troy Public Educational Building Authority Dormitory Revenue, Troy University Housing LLC Project, Series
A, Assured Guaranty, Pre-Refunded, 5.00%, 9/01/32	5,000,000	5,000,000
Troy Public Educational Building Authority Educational Facilities Revenue,
AGMC Insured, 5.25%, 12/01/40	1,215,000	1,383,593
AGMC Insured, Pre-Refunded, 5.25%, 12/01/40.	785,000	927,320
Trussville GO, wts., Series B, 5.00%, 10/01/39	3,000,000	3,577,440
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student
Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,515,050
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
9/01/41	9,000,000	9,025,290
University of Alabama General Revenue, University of Alabama at Birmingham, Refunding, Series D-2,
5.00%, 10/01/37.	7,520,000	8,940,227
University of South Alabama University Facilities Revenue, Capital Improvement, BHAC Insured, 5.00%,
8/01/38	5,000,000	5,346,500
		282,781,933

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Semiannual Report 65

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Alabama Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories 2.3%
Puerto Rico 2.3%
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.75%, 8/01/37	$2,000,000	$1,047,500
first subordinate, Series A, 5.375%, 8/01/39.	4,500,000	2,340,000
first subordinate, Series A, 6.00%, 8/01/42	7,000,000	3,727,500
		7,115,000
Total Municipal Bonds (Cost $275,888,332) 96.1%		289,896,933
Other Assets, less Liabilities 3.9%		11,666,149
Net Assets 100.0%		$301,563,082

See Abbreviations on page 141.

aSecurity purchased on a when-issued basis. See Note 1(b).

66 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Florida Tax-Free Income Fund
	Six Months Ended
	August 31, 2016		Year Ended February 28,
	(unaudited)	2016 [a]	2015	2014	2013	2012 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.19	$11.38	$11.05	$11.96	$11.88	$11.08
Income from investment operations[b]:
Net investment income[c]	0.22	0.45	0.48	0.46	0.47	0.52
Net realized and unrealized gains (losses)	0.10	(0.20)	0.34	(0.90)	0.13	0.81
Total from investment operations	0.32	0.25	0.82	(0.44)	0.60	1.33
Less distributions from:
Net investment income.	(0.22)	(0.44)	(0.49)	(0.44)	(0.46)	(0.53)
Net realized gains	—	—	—	(0.03)	(0.06)	—
Total distributions	(0.22)	(0.44)	(0.49)	(0.47)	(0.52)	(0.53)
Net asset value, end of period	$11.29	$11.19	$11.38	$11.05	$11.96	$11.88

Total return[d]	2.85%	2.32%	7.57%	(3.65)%	5.15%	12.26%

Ratios to average net assets[e]
Expenses.	0.64%	0.64%	0.64%	0.62%	0.62%	0.62%
Net investment income	3.82%	4.01%	4.25%	4.13%	3.95%	4.57%

Supplemental data
Net assets, end of period (000’s)	$701,828	$689,641	$725,177	$737,869	$1,023,241	$1,022,293
Portfolio turnover rate	4.99%	5.17%	5.17%	7.39%	24.13%	6.48%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 67

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Florida Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2016		Year Ended February 28,
	(unaudited)	2016 [a]	2015	2014	2013	2012 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.41	$11.59	$11.25	$12.17	$12.08	$11.25
Income from investment operations[b]:
Net investment income[c]	0.19	0.39	0.42	0.41	0.41	0.47
Net realized and unrealized gains (losses)	0.11	(0.19)	0.35	(0.92)	0.14	0.83
Total from investment operations	0.30	0.20	0.77	(0.51)	0.55	1.30
Less distributions from:
Net investment income.	(0.19)	(0.38)	(0.43)	(0.38)	(0.40)	(0.47)
Net realized gains	—	—	—	(0.03)	(0.06)	—
Total distributions	(0.19)	(0.38)	(0.43)	(0.41)	(0.46)	(0.47)
Net asset value, end of period	$11.52	$11.41	$11.59	$11.25	$12.17	$12.08

Total return[d]	2.60%	1.81%	6.94%	(4.19)%	4.56%	11.74%

Ratios to average net assets[e]
Expenses.	1.19%	1.19%	1.19%	1.17%	1.17%	1.17%
Net investment income	3.27%	3.46%	3.70%	3.58%	3.40%	4.02%

Supplemental data
Net assets, end of period (000’s)	$97,531	$88,734	$89,809	$89,944	$132,581	$116,393
Portfolio turnover rate	4.99%	5.17%	5.17%	7.39%	24.13%	6.48%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

68 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2016 (unaudited)
Franklin Florida Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 94.5%
Florida 90.4%
Alachua County Health Facilities Authority Health Facilities Revenue,
Shands Healthcare Project, Series D-1, Pre-Refunded, 6.50%, 12/01/19	$1,215,000	$1,371,067
Shands Healthcare Project, Series D-1, Pre-Refunded, 6.75%, 12/01/22	1,000,000	1,133,980
Shands Healthcare Project, Series D-2, Pre-Refunded, 6.75%, 12/01/30	5,000,000	5,669,900
Brevard County Health Facilities Authority Health Facilities Revenue,
Health First Inc. Project, Refunding, 5.00%, 4/01/39	5,000,000	5,849,600
Health First Inc. Project, Series B, Pre-Refunded, 7.00%, 4/01/39	2,000,000	2,318,620
Broward County Water and Sewer Utility Revenue, Series A, Pre-Refunded, 5.25%, 10/01/34	2,200,000	2,405,766
Citizens Property Insurance Corp. Revenue,
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	5,000,000	5,196,450
Personal Lines Account/Commercial Lines Account, senior secured, Series A-1, 5.00%, 6/01/22	5,000,000	6,019,300
City of Winter Park Water and Sewer Revenue, Refunding and Improvement, 5.00%, 12/01/34	2,000,000	2,240,480
Clearwater City Water and Sewer Revenue, Series A, 5.25%, 12/01/39	2,000,000	2,259,040
Collier County Educational Facilities Authority Revenue, Hodges University Inc. Project, 5.625%, 11/01/28	2,860,000	3,255,052
Collier County IDA Health Care Facilities Revenue, NCH Healthcare System Project, 6.25%, 10/01/39.	5,000,000	6,013,400
Duval County School Board COP, Master Lease Program, Series A, Assured Guaranty, Pre-Refunded,
5.25%, 7/01/35	10,000,000	11,250,000
Escambia County Health Facilities Authority Health Facility Revenue,
Baptist Hospital Inc. Project, Refunding, Series A, 5.75%, 8/15/29	7,195,000	8,307,275
Baptist Hospital Inc. Project, Series A, 6.00%, 8/15/36	11,000,000	12,763,850
Florida Higher Educational Facilities Financing Authority Revenue,
Bethune Cookman University Inc. Project, Refunding, 5.375%, 7/01/32	3,500,000	4,019,820
Nova Southeastern University Project, 6.375%, 4/01/31.	2,750,000	3,287,460
Rollins College Project, 5.00%, 12/01/37	10,000,000	11,369,300
University of Tampa Project, Refunding, Series A, 5.25%, 4/01/42	2,000,000	2,305,600
Florida State Board of Education Public Education GO,
Capital Outlay, Refunding, Series D, 6.00%, 6/01/23	15,000,000	19,555,050
Capital Outlay, Refunding, Series D, 4.00%, 6/01/33	13,570,000	15,609,978
Capital Outlay, Series A, 5.50%, 6/01/38	10,000,000	10,874,300
Capital Outlay, Series H, 5.00%, 6/01/40	7,295,000	8,273,187
Florida State GO, Department of Transportation, Right of Way, Refunding, Series B, 5.00%, 7/01/26	10,000,000	12,048,400
Florida State Governmental Utility Authority Utility Revenue, Lehigh Utility System, Refunding, 5.25%,
10/01/40	5,000,000	5,829,500
Florida State Mid-Bay Bridge Authority Revenue,
Capital Appreciation, Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25	9,845,000	6,451,921
Capital Appreciation, Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26	2,500,000	1,551,850
Exchangeable, Series D, ETM, 6.10%, 10/01/22	3,545,000	4,408,491
first senior lien, Refunding, Series A, 5.00%, 10/01/40	5,000,000	5,990,700
Series A, ETM, 6.875%, 10/01/22	6,000,000	7,309,320
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41.	3,750,000	4,425,300
Florida State Municipal Power Agency Revenue,
All-Requirements Power Supply Project, Series A, 5.00%, 10/01/31	950,000	1,023,559
All-Requirements Power Supply Project, Series A, Pre-Refunded, 5.00%, 10/01/31	5,050,000	5,501,924
All-Requirements Power Supply Project, Series A, Pre-Refunded, 6.25%, 10/01/31	2,000,000	2,331,820
Stanton Project, Refunding, 5.50%, 10/01/19	1,000,000	1,138,620
Florida State Turnpike Authority Revenue, Department of Transportation, Refunding, Series A, 5.00%,
7/01/35	5,000,000	5,213,600
Fort Lauderdale Water and Sewer Revenue,
NATL Insured, Pre-Refunded, 5.00%, 9/01/31	6,315,000	6,315,000
Pre-Refunded, 5.00%, 9/01/35	24,090,000	25,135,506
Fort Pierce Capital Improvement Revenue, Refunding, Series A, Assured Guaranty, 6.00%, 9/01/32	1,500,000	1,646,805

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Semiannual Report 69

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Fort Pierce Utilities Authority Revenue,
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20.	$3,090,000	$2,863,441
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21.	2,585,000	2,335,754
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22.	3,090,000	2,707,365
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23.	3,060,000	2,590,504
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24.	2,560,000	2,086,605
Greater Orlando Aviation Authority Orlando Airport Facilities Revenue,
Refunding, Series C, 5.00%, 10/01/39	4,250,000	4,717,542
Series A, 5.00%, 10/01/39	5,000,000	5,703,150
Halifax Hospital Medical Center Hospital Revenue,
Daytona Beach, Refunding, 5.00%, 6/01/46	4,250,000	4,923,582
Daytona Beach, Refunding and Improvement, 5.00%, 6/01/36	2,500,000	2,956,400
Daytona Beach, Series B-1, AGMC Insured, Pre-Refunded, 5.50%, 6/01/38	10,000,000	10,823,100
Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured, 5.30%,
12/20/18	375,000	376,298
Hillsborough County Aviation Authority Customer Facility Charge Revenue, Tampa International Airport,
Series A, 5.00%, 10/01/44	5,000,000	5,912,250
Hillsborough County Aviation Authority Revenue,
Tampa International Airport, Series B, Assured Guaranty, 5.00%, 10/01/33	5,465,000	5,905,698
Tampa International Airport, Series B, Assured Guaranty, 5.00%, 10/01/38	6,725,000	7,237,109
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,013,630
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/30	2,000,000	2,370,180
Lakeland Hospital Revenue, Lakeland Regional Health Systems, 5.00%, 11/15/45	12,300,000	14,395,674
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%,
11/15/42	2,100,000	2,369,514
Melbourne Water and Sewer Improvement Revenue, Capital Appreciation, FGIC Insured, ETM, zero cpn.,
10/01/26	1,500,000	1,247,370
Melbourne Water and Sewer Revenue,
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/22	1,785,000	1,572,442
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/26	4,500,000	3,421,395
Miami Beach RDA Tax Increment Revenue, City Center, Refunding, Series A, AGMC Insured, 5.00%,
2/01/40	5,000,000	5,932,700
Miami Beach Stormwater Revenue, 5.00%, 9/01/41	10,000,000	12,126,400
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30.	7,000,000	7,018,130
Miami Parking System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	4,000,000	4,410,800
Miami Special Obligation Revenue,
Marlins Stadium Project, Series A, AGMC Insured, 5.25%, 7/01/35	5,000,000	5,703,400
Street and Sidewalk Improvement Program, 5.625%, 1/01/39.	15,000,000	16,448,250
Miami-Dade County Aviation Revenue,
Miami International Airport, Hub of the Americas, Refunding, Series A, 5.50%, 10/01/36.	5,000,000	5,625,000
Miami International Airport, Refunding, Series A, 5.375%, 10/01/35	7,500,000	8,646,300
Miami International Airport, Refunding, Series A, 5.00%, 10/01/41	7,000,000	8,522,780
Miami International Airport, Refunding, Series B, 5.00%, 10/01/37	10,000,000	12,051,500
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	18,770,000	21,050,743
Miami-Dade County GO, Building Better Communities Program, Series B-1, Pre-Refunded, 5.75%, 7/01/33 .	5,000,000	5,457,550
Miami-Dade County Health Facilities Authority Hospital Revenue, Miami Children’s Hospital Project,
Refunding, Series A, 6.125%, 8/01/42	4,000,000	4,687,040
Miami-Dade County School Board COP, Series A, Assured Guaranty, Pre-Refunded, 5.375%, 2/01/34	5,000,000	5,553,400
Miami-Dade County School District GO, School, 5.00%, 3/15/43	2,465,000	2,835,489
Miami-Dade County Seaport Revenue, Series A, 6.00%, 10/01/38	10,000,000	12,445,500
Miami-Dade County Transit System Sales Surtax Revenue, 5.00%, 7/01/42	15,000,000	17,406,450

70 Semiannual Report

franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Miami-Dade County Water and Sewer System Revenue,
Assured Guaranty, 5.00%, 10/01/39	$10,000,000	$11,313,100
Refunding, Series A, 5.00%, 10/01/42	10,000,000	11,706,500
North Sumter County Utility Dependent District Utility Revenue, 5.75%, 10/01/43.	5,000,000	5,855,250
Orange County Health Facilities Authority Hospital Revenue,
Orlando Health Inc., Series A, 5.00%, 10/01/42	10,000,000	11,347,700
Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/39	5,500,000	6,651,865
Orlando Health Obligated Group, Series B, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32	2,005,000	2,192,167
Orlando Regional Healthcare System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	2,995,000	3,239,033
Orlando Regional Healthcare System, Series C, Pre-Refunded, 5.25%, 10/01/35	4,000,000	4,369,800
Orange County School Board COP, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/34	10,000,000	11,358,200
Orlando Tourist Development Tax Revenue, 6th Central Contact Payments, senior bond, Series A, Assured
Guaranty, 5.25%, 11/01/38	16,740,000	17,517,573
Orlando-Orange County Expressway Authority Revenue,
Refunding, Series A, 5.00%, 7/01/35	8,330,000	9,909,618
senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18	185,000	200,941
Series A, 5.00%, 7/01/40	5,000,000	5,637,250
Series C, 5.00%, 7/01/35	4,000,000	4,535,240
Series C, 5.00%, 7/01/40	2,755,000	3,106,125
Palm Beach County Public Improvement Revenue, Pre-Refunded, 5.00%, 5/01/33	1,000,000	1,071,220
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, Pre-Refunded, 5.50%,
10/01/25	5,000,000	5,493,300
Palm Beach County Water and Sewer Revenue, 5.00%, 10/01/40	5,000,000	5,569,250
[a] Palm Beach Revenue, Public Improvement, Refunding, Series A, 4.00%, 1/01/40	3,500,000	3,941,980
Panama City Beach Utility Revenue, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	3,000,000	3,344,610
Port St. Lucie Utility System Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/32	5,000,000	2,407,900
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/33	5,000,000	2,296,150
Refunding, Assured Guaranty, 5.25%, 9/01/35	2,000,000	2,160,140
Refunding, Series A, NATL Insured, 5.00%, 9/01/30	10,000,000	10,029,200
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Pre-Refunded,
5.00%, 5/01/36	7,000,000	7,498,540
South Florida Water Management District COP, AMBAC Insured, Pre-Refunded, 5.00%, 10/01/31	12,050,000	12,088,198
South Lake County Hospital District Revenue, South Lake Hospital Inc., Refunding, 5.25%, 10/01/34.	5,000,000	5,566,200
St. Petersburg Public Utilities Revenue, Series A, 5.00%, 10/01/36	3,180,000	3,554,318
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	1,050,000	1,199,646
Refunding, AMBAC Insured, 5.20%, 10/01/22.	1,500,000	1,635,180
Tamarac Utility System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	1,585,000	1,758,351
Tampa Bay Water Regional Water Supply Authority Utility System Revenue,
5.00%, 10/01/38	10,000,000	12,181,900
Pre-Refunded, 5.00%, 10/01/34	8,000,000	8,722,400
Pre-Refunded, 5.00%, 10/01/38	14,340,000	15,634,902
Tampa Sports Authority Revenue,
Guaranteed Package, Tampa Bay Arena Project, NATL Insured, 6.05%, 10/01/20	1,565,000	1,724,896
Guaranteed Package, Tampa Bay Arena Project, NATL Insured, 6.10%, 10/01/26	2,695,000	3,426,073
Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured, ETM, 7.25%, 10/01/16	175,000	175,835
University of North Florida FICO Capital Improvement Revenue, Student Union Project, NATL Insured,
Pre-Refunded, 5.00%, 11/01/32	5,150,000	5,410,487
		722,952,264

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Semiannual Report 71

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Florida Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories 4.1%
Puerto Rico 4.1%
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	$10,000,000	$6,475,000
Series XX, 5.25%, 7/01/40	10,000,000	6,500,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority
Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26.	5,900,000	5,739,048
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 6.00%, 8/01/42.	8,000,000	4,260,000
first subordinate, Series A-1, 5.25%, 8/01/43	8,000,000	4,150,000
first subordinate, Series C, 5.50%, 8/01/40.	10,000,000	5,225,000
		32,349,048
Total Municipal Bonds before Short Term Investments (Cost $700,046,022)		755,301,312

Short Term Investments (Cost $36,900,000) 4.6%
Municipal Bonds 4.6%
Florida 4.6%
[b] Saint Lucie County PCR, Florida Power and Light Company Project, Refunding, Daily VRDN and Put,
0.63%, 9/01/28	36,900,000	36,900,000
Total Investments (Cost $736,946,022) 99.1%		792,201,312
Other Assets, less Liabilities 0.9%		7,157,829
Net Assets 100.0%.		$799,359,141

See Abbreviations on page 141.

aSecurity purchased on a when-issued basis. See Note 1(b).
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

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FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Georgia Tax-Free Income Fund
	Six Months Ended
	August 31, 2016		Year Ended February 28,
	(unaudited)	2016 [a]	2015	2014	2013	2012 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.32	$12.46	$12.02	$12.80	$12.49	$11.47
Income from investment operations[b]:
Net investment income[c]	0.21	0.45	0.46	0.46	0.46	0.50
Net realized and unrealized gains (losses)	0.17	(0.14)	0.44	(0.78)	0.30	1.02
Total from investment operations	0.38	0.31	0.90	(0.32)	0.76	1.52
Less distributions from net investment income .	(0.21)	(0.45)	(0.46)	(0.46)	(0.45)	(0.50)
Net asset value, end of period	$12.49	$12.32	$12.46	$12.02	$12.80	$12.49

Total return[d]	3.12%	2.56%	7.57%	(2.47)%	6.13%	13.57%

Ratios to average net assets[e]
Expenses.	0.65%	0.67%	0.67%	0.66%	0.66%	0.67%
Net investment income	3.32%	3.67%	3.73%	3.83%	3.59%	4.15%

Supplemental data
Net assets, end of period (000’s)	$456,875	$429,103	$410,603	$391,837	$498,086	$425,181
Portfolio turnover rate	1.83%	4.92%	11.89%	5.87%	5.47%	7.18%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 73

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Georgia Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2016		Year Ended February 28,
	(unaudited)	2016 [a]	2015	2014	2013	2012 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.49	$12.63	$12.17	$12.96	$12.64	$11.60
Income from investment operations[b]:
Net investment income[c]	0.18	0.39	0.40	0.40	0.39	0.44
Net realized and unrealized gains (losses)	0.17	(0.15)	0.45	(0.80)	0.30	1.04
Total from investment operations	0.35	0.24	0.85	(0.40)	0.69	1.48
Less distributions from net investment income .	(0.18)	(0.38)	(0.39)	(0.39)	(0.37)	(0.44)
Net asset value, end of period	$12.66	$12.49	$12.63	$12.17	$12.96	$12.64

Total return[d]	2.80%	1.97%	7.06%	(3.06)%	5.55%	12.99%

Ratios to average net assets[e]
Expenses.	1.20%	1.22%	1.22%	1.21%	1.21%	1.22%
Net investment income	2.77%	3.12%	3.18%	3.28%	3.04%	3.60%

Supplemental data
Net assets, end of period (000’s)	$135,886	$126,117	$123,265	$112,533	$160,443	$129,426
Portfolio turnover rate	1.83%	4.92%	11.89%	5.87%	5.47%	7.18%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2016 (unaudited)
Franklin Georgia Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 94.0%
Georgia 91.4%
Athens-Clarke County Unified Government Development Authority Revenue,
UGAREF Central Precinct LLC Project, Refunding, 4.00%, 6/15/32.	$2,180,000	$2,488,361
UGAREF Central Precinct LLC Project, Refunding, 5.00%, 6/15/33.	2,000,000	2,480,120
Athens-Clarke County Unified Government Water and Sewerage Revenue,
Pre-Refunded, 5.625%, 1/01/33	10,000,000	11,128,600
Pre-Refunded, 5.50%, 1/01/38	5,000,000	5,549,950
Atlanta Airport General Revenue,
Refunding, Series B, 5.00%, 1/01/42	2,000,000	2,313,320
Refunding, Series C, 6.00%, 1/01/30	6,000,000	7,217,100
Series A, 5.00%, 1/01/40	9,000,000	10,028,520
Atlanta Airport Passenger Facility Charge Revenue,
General, sub. lien, Refunding, Series A, 5.00%, 1/01/33	4,005,000	4,822,220
General, sub. lien, Refunding, Series A, 5.00%, 1/01/34	3,250,000	3,893,598
Atlanta and Fulton County Recreation Authority Revenue, Park Improvement, Refunding, Series A, 5.00%,
12/01/35	3,530,000	4,223,716
The Atlanta Development Authority Revenue,
Educational Facilities, Science Park LLC Project, Pre-Refunded, 5.00%, 7/01/32	3,000,000	3,108,480
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/40	7,750,000	9,551,410
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	2,555,000	2,990,321
Atlanta Development Authority Student Housing Facilities Revenue, Piedmont/Ellis LLC University
Commons Project Located on the Campus of Georgia State University, Pre-Refunded, 5.00%, 9/01/32	2,000,000	2,491,140
Atlanta GO, Assured Guaranty, Pre-Refunded, 5.25%, 12/01/23	2,000,000	2,285,120
Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety Facility Project, AGMC
Insured, 5.00%, 12/01/26.	1,140,000	1,151,525
Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty, 5.00%, 12/01/23.	1,000,000	1,050,020
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/43	10,000,000	12,124,700
Series A, AGMC Insured, 5.50%, 11/01/27.	5,000,000	6,514,800
Series A, Pre-Refunded, 6.00%, 11/01/28	5,055,000	5,875,123
[a] Baldwin County Hospital Authority Revenue,
Oconee Regional Medical Center, 5.25%, 12/01/22	2,500,000	2,024,950
Oconee Regional Medical Center, 5.375%, 12/01/28	2,000,000	1,609,560
Bartow-Catersville Joint Development Authority Revenue, GHC Student Center LLC Project, AGMC
Insured, 5.00%, 6/15/36	4,155,000	4,789,427
Bibb County Development Authority Revenue, Macon State College Foundation Real Estate II LLC Project,
AGMC Insured, 5.00%, 7/01/40	5,000,000	5,790,250
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real Estate
Foundation II LLC Project, 5.00%, 7/01/33	3,500,000	3,735,970
Brunswick and Glynn County Joint Water and Sewer Commission Revenue, Refunding, Series C, AGMC
Insured, 5.00%, 6/01/33	2,045,000	2,304,061
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing
Foundation Five LLC Project, AGMC Insured, 5.00%, 7/01/36	2,055,000	2,364,401
Burke County Development Authority PCR,
Oglethorpe Power Corp. Vogtle Project, Series B, 5.50%, 1/01/33	5,000,000	5,274,400
Oglethorpe Power Corp. Vogtle Project, Series E, 7.00%, 1/01/23.	5,000,000	5,410,850
Carroll City-County Hospital Authority Revenue,
Anticipation Certificates, Tanner Medical Center Inc. Project, 5.00%, 7/01/40	5,000,000	5,613,500
Anticipation Certificates, Tanner Medical Center Inc. Project, 5.00%, 7/01/41	2,000,000	2,390,680
Anticipation Certificates, Tanner Medical Center Inc. Project, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/38	5,000,000	5,389,850

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Semiannual Report 75

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Carrollton Payroll Development Authority Revenue, UWG Athletic Complex LLC Project, Anticipation
Certificates, Refunding, AGMC Insured, 5.00%, 6/15/37	$3,140,000	$3,690,034
Cherokee County School System GO, 5.00%, 2/01/33	3,000,000	3,690,270
Cherokee County Water and Sewerage Authority Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 8/01/35.	3,000,000	3,244,590
NATL Insured, 6.90%, 8/01/18	10,000	10,042
City of Gainesville Water and Sewerage Revenue, Refunding, 5.00%, 11/15/28	3,640,000	4,520,225
Clarke County Hospital Authority Revenue, Athens Regional Medical Center Project, Refunding, 5.00%,
1/01/32	2,000,000	2,287,180
Clayton County Development Authority Revenue, Tuff Archives LLC-Secretary of State of Georgia Project,
Refunding, 5.00%, 7/01/33	5,000,000	5,947,050
Clayton County Development Authority Student Housing Revenue, CSU Foundation Real Estate II LLC
Project, AGMC Insured, 5.00%, 7/01/36	3,000,000	3,436,710
Clayton County Hospital Authority Revenue,
Anticipation Certificates, Southern Regional Medical Center Project, Series A, Pre-Refunded, 5.00%,
8/01/30	2,000,000	2,305,440
Anticipation Certificates, Southern Regional Medical Center Project, Series A, Pre-Refunded, 5.25%,
8/01/35	1,000,000	1,162,270
Clayton County Urban RDAR, Clayton County Project, Refunding, 5.00%, 2/01/28.	1,285,000	1,531,527
Cobb County Development Authority Student Housing Revenue, Kennesaw State University Real Estate
Foundations Projects, Senior, Refunding, Series A, 5.00%, 7/15/38	2,000,000	2,336,180
Cobb County Development Authority Student Recreation and Activities Center Revenue,
KSU SRAC Real Estate Foundation LLC Project, 5.00%, 7/15/35	2,500,000	2,888,675
KSU SRAC Real Estate Foundation LLC Project, 5.00%, 7/15/38	2,500,000	2,869,375
Columbus Water and Sewerage Revenue, Series A, 5.00%, 5/01/33	1,030,000	1,236,896
Coweta County Development Authority Revenue, Piedmont Healthcare Inc. Project, 5.00%, 6/15/40	5,000,000	5,639,800
Dahlonega Water and Wastewater Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 9/01/30.	1,750,000	1,907,133
Series A, Assured Guaranty, Pre-Refunded, 5.50%, 9/01/37.	5,000,000	5,473,600
Decatur County School Building Authority Revenue, High School Project, AGMC Insured, Pre-Refunded,
5.00%, 10/01/32	1,500,000	1,570,575
Decatur Urban RDAR, City of Decatur Projects, Series A, 5.00%, 1/01/38	6,195,000	7,157,579
DeKalb County Water and Sewerage Revenue,
Refunding, Series B, AGMC Insured, 5.00%, 10/01/35.	4,000,000	4,937,400
Second Resolution, Series A, 5.25%, 10/01/41	11,425,000	13,447,682
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue,
GGC Student Center LLC Project, 5.50%, 7/01/34	3,000,000	3,355,620
GGCF Athletic Fields LLC Project, Series A, AGMC Insured, 5.00%, 7/01/39	5,000,000	5,799,150
DeKalb Private Hospital Authority Revenue, Anticipation Certificates, Children’s Healthcare of Atlanta Inc.
Project, Refunding, 5.25%, 11/15/39	5,000,000	5,637,700
Douglasville-Douglas County Water and Sewer Authority Revenue, NATL Insured, Pre-Refunded, 5.00%,
6/01/32	2,225,000	2,296,601
Fairburn GO, AGMC Insured, 5.75%, 12/01/31	2,000,000	2,454,740
Floyd County Hospital Authority Revenue, Floyd Medical Center Project, Refunding, Series A, 4.00%,
7/01/43	7,735,000	8,526,832
Forsyth County Public Facilities Authority Revenue,
Forsyth County School District Project, 4.00%, 2/01/29	1,000,000	1,166,910
Forsyth County School District Project, 4.00%, 2/01/31	1,000,000	1,155,800
Forsyth County School District GO, 5.00%, 2/01/28	1,500,000	1,859,415
Forsyth County Water and Sewerage Authority Revenue, AGMC Insured, Pre-Refunded, 5.00%, 4/01/32	5,000,000	5,128,050

76 Semiannual Report

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Fulton County Development Authority Revenue,
AMC Campus Project I LLC Project, AGMC Insured, 5.00%, 6/15/37.	$3,075,000	$3,514,141
Georgia Tech Facilities Inc. Project, Refunding, Series A, 5.00%, 6/01/34	4,000,000	4,404,440
Georgia Tech Facilities Inc. Project, Series A, 5.00%, 6/01/41	3,500,000	3,944,745
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/29	5,000,000	6,008,050
Georgia Tech Foundation Technology Square Project, Refunding, Series A, 5.00%, 11/01/30	2,000,000	2,399,600
Morehouse College Project, Refunding, AMBAC Insured, 5.00%, 12/01/27	5,000,000	5,182,700
Piedmont Healthcare Inc. Project, Refunding, 5.00%, 7/01/44	10,000,000	11,482,000
Piedmont Healthcare Inc. Project, Refunding, Series A, 5.25%, 6/15/37.	5,000,000	5,520,600
Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia
Healthcare Project, Series A, 5.375%, 2/15/40	5,000,000	5,585,000
Georgia School Boards Assn. Inc. COP, DeKalb County Public Schools Project, AMBAC Insured, 5.00%,
12/01/27	4,285,000	4,326,050
Georgia State GO, Series B, 5.00%, 7/01/28	3,225,000	3,471,584
Georgia State HFAR, SFM, Series A, 3.80%, 12/01/37	5,000,000	5,234,500
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation I LLC Project, Assured Guaranty, Pre-Refunded, 5.625%, 6/15/38.	3,000,000	3,259,020
USG Real Estate Foundation I LLC Project, Pre-Refunded, 6.00%, 6/15/34	5,000,000	5,464,700
Georgia State Municipal Electric Authority Power Revenue,
Series GG, 5.00%, 1/01/39	7,000,000	8,114,400
Series W, 6.60%, 1/01/18	215,000	224,922
Georgia State Municipal Gas Authority Revenue,
Gas Portfolio III Project, Refunding, Series S, 5.00%, 10/01/25.	2,500,000	3,000,950
Gas Portfolio III Project, Refunding, Series S, 5.00%, 10/01/26.	2,500,000	2,997,750
Glynn-Brunswick Memorial Hospital Authority Revenue,
Anticipation Certificates, Southeast Georgia Health System Project, Series A, 5.625%, 8/01/34	530,000	574,191
Anticipation Certificates, Southeast Georgia Health System Project, Series A, Pre-Refunded, 5.625%,
8/01/34	4,470,000	4,882,670
Griffin Combined Public Utility Revenue, Refunding, AGMC Insured, 5.00%, 1/01/24	2,525,000	3,003,866
Gwinnett County Development Authority COP,
Gwinnett County Public Schools Project, Refunding, NATL Insured, 5.25%, 1/01/22	3,000,000	3,617,370
Gwinnett County Public Schools Project, Refunding, NATL Insured, 5.25%, 1/01/24	2,000,000	2,513,280
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital System Inc.
Project, Series D, AGMC Insured, 5.50%, 7/01/37	4,000,000	4,450,560
Gwinnett County School District GO,
Pre-Refunded, 5.00%, 2/01/32	5,000,000	5,307,550
Pre-Refunded, 5.00%, 2/01/36	5,815,000	6,172,681
Refunding, 5.00%, 2/01/35	3,000,000	3,755,580
Habersham County Hospital Authority Revenue, Anticipation Certificates, XLCA Insured, Pre-Refunded,
5.00%, 12/01/27	2,015,000	2,124,273
Henry County School District GO,
4.00%, 8/01/32	6,750,000	7,884,607
4.00%, 8/01/33	5,000,000	5,816,200
Hogansville Combined Public Utility System Revenue, Refunding, AGMC Insured, 6.00%, 10/01/23	3,300,000	3,719,562
LaGrange-Troup County Hospital Authority Revenue, Anticipation Certificates, Series A, 5.50%, 7/01/38	4,000,000	4,310,080
Lawrenceville Building Authority Revenue, 5.00%, 4/01/35	2,270,000	2,742,228
Lincoln County School District GO, Pre-Refunded, 5.50%, 4/01/37	2,200,000	2,466,640
Macon Water Authority Revenue, Water and Sewer, 4.00%, 10/01/35	2,810,000	3,331,480
Macon-Bibb County Hospital Authority Revenue, Anticipation Certificates, The Medical Center of Central
Georgia Inc. Project, 5.00%, 8/01/35.	5,000,000	5,501,200
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/27	5,000,000	6,432,000

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Semiannual Report 77

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Medical Center Hospital Authority Revenue,
Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Assured Guaranty,
6.375%, 8/01/29	$4,000,000	$4,425,080
Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Refunding, AGMC
Insured, 5.00%, 8/01/41	5,000,000	5,530,600
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue,
Third Indenture Series, Series B, 5.00%, 7/01/45	5,000,000	6,145,800
Third Indenture Series, Series B, AGMC Insured, Pre-Refunded, 5.00%, 7/01/37	10,000,000	10,361,600
Municipal Electric Authority of Georgia Power Revenue,
Plant Voltage Units 3 and 4 Project J, Series A, 5.50%, 7/01/60	3,000,000	3,702,930
Project One, Subordinated, Refunding, Series A, 5.00%, 1/01/35	3,250,000	3,905,427
Project One, Subordinated, Refunding, Series D, 5.50%, 1/01/26	1,390,000	1,503,271
Project One, Subordinated, Series D, Pre-Refunded, 5.50%, 1/01/26	3,610,000	3,924,070
Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton LLC Academic Building
Newton Campus Project, Assured Guaranty, 5.00%, 6/01/24	3,150,000	3,158,978
Paulding County GO, Courthouse Government Complex Project, NATL Insured, Pre-Refunded, 5.00%,
2/01/32	4,000,000	4,071,840
Paulding County Hospital Authority Revenue, Anticipation Certificates, Series A, 5.00%, 4/01/42.	3,500,000	4,038,790
Paulding County School District GO, Pre-Refunded, 5.00%, 2/01/33.	4,000,000	4,071,840
Peach County Development Authority Student Housing Facilities Revenue, Fort Valley State University
Foundation Property LLC Project, AMBAC Insured, 5.00%, 6/01/34	3,000,000	3,007,290
Private Colleges and Universities Authority Revenue,
Emory University, Refunding, Series A, 5.00%, 9/01/41	8,695,000	10,101,851
Emory University, Refunding, Series A, 5.00%, 10/01/43	5,000,000	5,955,150
Emory University, Refunding, Series B, 5.00%, 9/01/35	10,000,000	11,145,700
Sandy Springs PFAR, City Center Project, 5.00%, 5/01/41	3,000,000	3,720,960
Thomasville Hospital Authority Revenue,
Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project, 5.25%, 11/01/35.	1,000,000	1,142,170
Anticipation Certificates, John D. Archbold Memorial Hospital Inc. Project, 5.375%, 11/01/40	5,000,000	5,662,700
Tift County Hospital Revenue, Anticipation Certificates, Refunding, 5.00%, 12/01/38	2,000,000	2,344,940
Valdosta and Lowndes County Hospital Authority Revenue,
Certificates, South Georgia Medical Center Project, 5.00%, 10/01/33	2,000,000	2,084,000
Certificates, South Georgia Medical Center Project, Series B, 5.00%, 10/01/41	3,000,000	3,411,630
Walton County Water and Sewer Authority Revenue,
Oconee-Hard Labor Creek, AGMC Insured, 5.00%, 2/01/38	1,355,000	1,416,896
Oconee-Hard Labor Creek, AGMC Insured, Pre-Refunded, 5.00%, 2/01/38	2,490,000	2,641,342
Walton-Hard Labor Creek Reservoir Project, AGMC Insured, Pre-Refunded, 5.00%, 2/01/33	5,000,000	5,303,900
		542,177,019
U.S. Territories 2.6%
Puerto Rico 2.6%
[b] Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39	5,000,000	3,162,500
Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	3,250,000
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.375%, 8/01/39	10,000,000	5,200,000
first subordinate, Series C, 5.50%, 8/01/40.	5,000,000	2,612,500
Senior Series C, 5.25%, 8/01/40	1,430,000	1,033,175
		15,258,175
Total Municipal Bonds before Short Term Investments (Cost $521,274,465)		557,435,194

78 Semiannual Report

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Georgia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Short Term Investments 4.3%
Municipal Bonds 4.3%
Georgia 4.3%
[c] Athens-Clarke County Unified Government Development Authority Revenue, University of Georgia Athletic
Assn. Project, Daily VRDN and Put, 0.60%, 8/01/33	$1,900,000	$1,900,000
[c] Burke County Development Authority PCR,
Georgia Power Co. Plant Vogtle Project, First Series, Daily VRDN and Put, 0.64%, 5/01/22	3,000,000	3,000,000
Georgia Power Co. Plant Vogtle Project, Refunding, First Series, Daily VRDN and Put, 0.64%, 7/01/49 .	12,100,000	12,100,000
Georgia Power Co. Plant Vogtle Project, Second Series, Daily VRDN and Put, 0.64%, 10/01/32.	2,300,000	2,300,000
[c] Heard County Development Authority PCR, Georgia Power Co. Plant Wansley Project, First Series, Daily
VRDN and Put, 0.62%, 9/01/29	400,000	400,000
[c] Monroe County Development Authority PCR,
Georgia Power Co. Plant Sherer Project, First Series, Daily VRDN and Put, 0.64%, 4/01/32	1,300,000	1,300,000
Georgia Power Co. Plant Sherer Project, First Series, Daily VRDN and Put, 0.64%, 11/01/48.	4,200,000	4,200,000
Total Short Term Investments (Cost $25,200,000)		25,200,000
Total Investments (Cost $546,474,465) 98.3%		582,635,194
Other Assets, less Liabilities 1.7%		10,125,613
Net Assets 100.0%.		$592,760,807

See Abbreviations on page 141.

aAt August 31, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
bSee Note 6 regarding defaulted securities.
cVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

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FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Kentucky Tax-Free Income Fund
	Six Months Ended
	August 31, 2016		Year Ended February 28,
	(unaudited)	2016 [a]	2015	2014	2013	2012 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.31	$11.52	$11.12	$11.86	$11.62	$10.78
Income from investment operations[b]:
Net investment income[c]	0.20	0.41	0.43	0.43	0.43	0.47
Net realized and unrealized gains (losses)	0.11	(0.21)	0.40	(0.75)	0.24	0.83
Total from investment operations	0.31	0.20	0.83	(0.32)	0.67	1.30
Less distributions from net investment income .	(0.20)	(0.41)	(0.43)	(0.42)	(0.43)	(0.46)
Net asset value, end of period	$11.42	$11.31	$11.52	$11.12	$11.86	$11.62

Total return[d]	2.78%	1.82%	7.61%	(2.70)%	5.84%	12.32%

Ratios to average net assets[e]
Expenses.	0.75%	0.76%	0.78%	0.76%	0.74%	0.75%
Net investment income	3.54%	3.61%	3.81%	3.82%	3.63%	4.19%

Supplemental data
Net assets, end of period (000’s)	$179,650	$173,093	$168,278	$165,889	$218,769	$190,231
Portfolio turnover rate	4.14%	5.91%	6.35%	10.56%	6.76%	17.21%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2016 (unaudited)
Franklin Kentucky Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.2%
Kentucky 97.0%
Bowling Green GO, Public Project, Series A, Pre-Refunded, 5.00%, 6/01/38	$5,000,000	$5,383,450
Boyle County Revenue, Refunding and College Improvement, Assured Guaranty, 5.00%, 6/01/32	1,500,000	1,542,855
Campbell and Kenton Counties Sanitation District No. 1 Sanitation District Revenue, NATL Insured, 5.00%,
8/01/37	2,500,000	2,590,325
Christian County Hospital Revenue, Jennie Stuart Medical Center Inc., Refunding, Assured Guaranty,
5.50%, 2/01/36	3,000,000	3,163,320
Fayette County School District Finance Corp. Revenue, Series D, 5.00%, 8/01/34	1,985,000	2,398,218
Glasgow Healthcare Revenue, T.J. Samson Community Hospital Project, 6.45%, 2/01/41	2,000,000	2,263,600
Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted Projects, Refunding,
Series A, NATL Insured, 6.10%, 1/01/24	215,000	215,875
Jefferson County School District Finance Corp. School Building Revenue,
Refunding, Series B, 4.00%, 12/01/26	3,500,000	4,127,200
Series A, NATL Insured, Pre-Refunded, 4.75%, 6/01/27.	2,440,000	2,514,981
Kentucky Economic Development Finance Authority Hospital Revenue, Baptist Healthcare System
Obligated Group, 5.25%, 8/15/46	5,000,000	5,494,950
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena
Authority Inc., Series A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/33.	2,000,000	2,130,100
Kentucky Economic Development Finance Authority Revenue, Catholic Health Initiatives, Refunding, Series
A, 5.00%, 5/01/29	5,670,000	6,123,997
Kentucky Rural Water Finance Corp. Public Project Revenue,
Multimodal, Flexible Term Program, Series A, 5.00%, 2/01/26	485,000	485,931
Multimodal, Flexible Term Program, Series I, 5.00%, 2/01/34	1,010,000	1,010,838
Kentucky State Housing Corp. Conduit MFHR,
Collateral Mortgage Loan, Country Place Apartments Project, GNMA Secured, 5.00%, 4/20/40	2,280,000	2,466,299
Collateral Mortgage Loan, Country Place Apartments Project, GNMA Secured, 5.25%, 4/20/45	1,850,000	2,010,691
Kentucky State Infrastructure Authority Revenue,
Wastewater and Drinking Water Revolving Fund, Series A, 5.00%, 2/01/28	2,000,000	2,383,700
Wastewater and Drinking Water Revolving Fund, Series A, 5.00%, 2/01/31	4,190,000	4,972,189
Kentucky State Municipal Power Agency Power System Revenue,
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/36	3,000,000	3,565,740
Prairie State Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 9/01/32	5,000,000	5,209,400
Prairie State Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 9/01/37	2,510,000	2,615,119
Kentucky State Property and Buildings Commission Revenues,
Project No. 90, Pre-Refunded, 5.50%, 11/01/28	4,375,000	4,817,925
Project No. 90, Refunding, 5.50%, 11/01/28	625,000	684,463
Project No. 108, Refunding, Series A, 5.00%, 8/01/34	3,500,000	4,163,670
Project No. 112, Refunding, Series B, 5.00%, 11/01/25	2,500,000	3,107,825
Kentucky State Turnpike Authority Economic Development Road Revenue,
Revitalization Projects, Refunding, Series A, 5.00%, 7/01/30	2,500,000	2,912,900
Revitalization Projects, Series A, 5.00%, 7/01/32	2,000,000	2,389,100
Revitalization Projects, Series A, 5.00%, 7/01/33	3,000,000	3,664,590
Revitalization Projects, Series A, Pre-Refunded, 5.00%, 7/01/28.	1,000,000	1,077,970
Revitalization Projects, Series A, Pre-Refunded, 5.00%, 7/01/29.	1,000,000	1,118,040
Lexington-Fayette Urban County Airport Board Revenue,
General Airport, Refunding, Series A, 5.00%, 7/01/27	2,000,000	2,223,600
General Airport, Refunding, Series B, 5.00%, 7/01/29	1,185,000	1,412,366
Lexington-Fayette Urban County Government Public Facilities Corp. Lease Revenue, Eastern State
Hospital Project, Refunding, Series A, 5.25%, 6/01/32.	3,000,000	3,404,970
Louisville and Jefferson County Metropolitan Sewer District Revenue, Sewer and Drainage System, Series
A, 5.00%, 5/15/27	2,635,000	3,328,479

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Semiannual Report 81

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Kentucky Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Kentucky (continued)
Louisville Regional Airport Authority Airport System Revenue, AGMC Insured, Pre-Refunded, 5.50%,
7/01/38	$3,000,000	$3,246,720
Louisville/Jefferson County Metro Government College Revenue,
Bellarmine University Inc. Project, Refunding and Improvement, 5.00%, 5/01/31	2,000,000	2,239,640
Bellarmine University Project, Refunding and Improvement, Series A, 6.00%, 5/01/38	2,500,000	2,634,450
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St. Mary’s
HealthCare Inc. Project, Pre-Refunded, 6.125%, 2/01/37.	2,000,000	2,154,400
Louisville/Jefferson County Metro Government Industrial Building Revenue, Sisters of Mercy of the
Americas, Regional Community of Cincinnati Obligated Group, 5.00%, 10/01/35	1,500,000	1,502,835
Louisville/Jefferson County Metro Government Parking Authority Revenue, first mortgage, Series A,
5.375%, 12/01/39	1,995,000	2,255,846
Morehead State University General Receipts Revenue, Refunding, Series A, 5.00%, 10/01/28	1,910,000	2,331,613
Murray Hospital Facilities Revenue, Murray, Calloway County Public Hospital Corp. Project, 6.375%,
8/01/40	2,500,000	2,783,125
Northern University General Receipts Revenue, Refunding, Series B, 4.00%, 9/01/26	1,755,000	2,081,763
Owen County Waterworks System Revenue,
American Water Co. Project, Series A, 6.25%, 6/01/39	2,000,000	2,254,260
American Water Co. Project, Series A, 5.375%, 6/01/40	2,000,000	2,200,040
American Water Co. Project, Series B, 5.625%, 9/01/39.	2,000,000	2,199,360
Owensboro GO, Public Project, 5.00%, 4/01/41	5,440,000	6,156,829
Paducah Electric Plant Board Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/34.	5,700,000	6,788,073
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/35	6,500,000	7,237,685
Pikeville Hospital Revenue, Pikeville Medical Center, Refunding and Improvement, 6.50%, 3/01/41	2,875,000	3,381,518
Princeton Electric Plant Board Revenue, Series A, Assured Guaranty, 5.00%, 11/01/37	1,500,000	1,657,140
Pulaski County Public Properties Corp. First Mortgage Revenue, AOC Judicial Facility, Pre-Refunded,
6.00%, 12/01/28	1,000,000	1,117,370
Russell Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/26	4,000,000	4,801,600
Trimble County Environmental Facilities Revenue,
Kentucky Utilities Co. Project, Series A, AMBAC Insured, 6.00%, 3/01/37	5,000,000	5,364,350
Louisville Gas and Electric Co. Project, Refunding, Series A, AMBAC Insured, 4.60%, 6/01/33	3,750,000	3,832,200
University of Kentucky General Receipts Revenue, Series A, 5.00%, 4/01/32	2,000,000	2,465,020
University of Louisville Revenue, General Receipts, Series A, 5.00%, 9/01/28	2,220,000	2,607,101
Warren County Hospital Facility Revenue,
Bowling Green, Warren County, Series A, 5.00%, 10/01/33	1,000,000	1,146,020
Community Hospital Corp. Project, Series A, Pre-Refunded, 5.00%, 8/01/29	1,000,000	1,039,830
Western Kentucky University Revenue, General Receipts, Series A, 5.00%, 5/01/32.	1,625,000	1,881,474
		174,334,938
U.S. Territories 1.2%
Puerto Rico 1.2%
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series C, 5.50%, 8/01/40	4,000,000	2,090,000
Total Municipal Bonds (Cost $165,129,939) 98.2%.		176,424,938
Other Assets, less Liabilities 1.8%		3,224,689
Net Assets 100.0%.		$179,649,627

See Abbreviations on page 141.

82 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Louisiana Tax-Free Income Fund
	Six Months Ended
	August 31, 2016		Year Ended February 28,
	(unaudited)	2016 [a]	2015	2014	2013	2012 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.50	$11.62	$11.26	$12.04	$11.88	$10.91
Income from investment operations[b]:
Net investment income[c]	0.20	0.43	0.45	0.45	0.44	0.48
Net realized and unrealized gains (losses)	0.13	(0.12)	0.37	(0.80)	0.15	0.98
Total from investment operations	0.33	0.31	0.82	(0.35)	0.59	1.46
Less distributions from net investment income .	(0.21)	(0.43)	(0.46)	(0.43)	(0.43)	(0.49)
Net asset value, end of period	$11.62	$11.50	$11.62	$11.26	$12.04	$11.88

Total return[d]	2.87%	2.78%	7.38%	(2.90)%	5.06%	13.67%

Ratios to average net assets[e]
Expenses.	0.68%	0.69%	0.69%	0.67%	0.67%	0.68%
Net investment income	3.41%	3.77%	3.95%	3.91%	3.63%	4.22%

Supplemental data
Net assets, end of period (000’s)	$369,674	$335,785	$330,742	$321,748	$432,579	$383,414
Portfolio turnover rate	8.61%	4.13%	13.28%	16.98%	10.08%	7.06%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 83

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Louisiana Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2016		Year Ended February 28,
	(unaudited)	2016 [a]	2015	2014	2013	2012 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.67	$11.79	$11.41	$12.21	$12.03	$11.04
Income from investment operations[b]:
Net investment income[c]	0.17	0.37	0.40	0.39	0.37	0.42
Net realized and unrealized gains (losses)	0.14	(0.12)	0.37	(0.83)	0.17	1.00
Total from investment operations	0.31	0.25	0.77	(0.44)	0.54	1.42
Less distributions from net investment income .	(0.18)	(0.37)	(0.39)	(0.36)	(0.36)	(0.43)
Net asset value, end of period	$11.80	$11.67	$11.79	$11.41	$12.21	$12.03

Total return[d]	2.64%	2.18%	6.87%	(3.55)%	4.58%	13.09%

Ratios to average net assets[e]
Expenses.	1.23%	1.24%	1.24%	1.22%	1.22%	1.23%
Net investment income	2.86%	3.22%	3.40%	3.36%	3.08%	3.67%

Supplemental data
Net assets, end of period (000’s)	$72,292	$68,319	$68,272	$66,262	$100,380	$78,121
Portfolio turnover rate	8.61%	4.13%	13.28%	16.98%	10.08%	7.06%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

84 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2016 (unaudited)
Franklin Louisiana Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 99.5%
Louisiana 97.3%
Alexandria Sales and Use Tax Revenue,
Pre-Refunded, 5.00%, 8/01/26	$1,710,000	$1,883,172
Pre-Refunded, 5.00%, 8/01/27	1,790,000	1,971,273
Pre-Refunded, 5.00%, 8/01/28	1,875,000	2,064,881
Alexandria Utilities Revenue, Series A, 5.00%, 5/01/38	10,000,000	11,690,100
[a] Ascension Parish Parishwide School District GO,
4.00%, 3/01/31	1,500,000	1,726,305
4.00%, 3/01/32	1,600,000	1,833,696
4.00%, 3/01/33	1,700,000	1,940,193
4.00%, 3/01/34	1,800,000	2,045,754
Baton Rouge Public Improvement Sales Tax Revenue,
Refunding, Series A-1, 5.00%, 8/01/30	1,000,000	1,263,150
Refunding, Series A-1, 5.00%, 8/01/31	1,480,000	1,863,424
Bossier City Utilities Revenue,
BHAC Insured, Pre-Refunded, 5.50%, 10/01/33	5,000,000	5,498,750
Refunding, 5.00%, 10/01/37	5,280,000	6,205,373
Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese State University Student
Housing, Cowboy Facilities Inc. Project, Refunding, AGMC Insured, 5.00%, 5/01/29	2,050,000	2,385,462
Calcasieu Parish School District No. 23 GO, Public School, Refunding, Series A, 5.00%, 2/15/29	1,380,000	1,611,716
East Baton Rouge Mortgage Finance Authority SFMR,
MBS Program, Refunding, Series A-3, GNMA Secured, 5.00%, 10/01/28	415,000	429,496
MBS Program, Series A-2, GNMA Secured, 5.10%, 10/01/40.	270,000	277,374
East Baton Rouge Parish Sales Tax Revenue,
Road and Street Improvement, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/28	1,000,000	1,128,660
Road and Street Improvement, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/30	1,700,000	1,930,894
East Baton Rouge Sewerage Commission Revenue,
Refunding, Series B, 5.00%, 2/01/39	9,000,000	10,763,280
Series A, Pre-Refunded, 5.25%, 2/01/34	2,500,000	2,769,275
Series A, Pre-Refunded, 5.25%, 2/01/39	6,500,000	7,200,115
Jefferson Parish Hospital Service District No. 1 Hospital Revenue, West Jefferson Medical Center, Series A,
Pre-Refunded, 6.00%, 1/01/39	3,105,000	3,762,608
Kenner Consolidated Sewerage District Revenue, AGMC Insured, 5.00%, 11/01/36	4,000,000	4,620,720
Kenner Sales Tax Revenue, Refunding, Series A, 5.00%, 6/01/33	8,605,000	10,164,570
Lafayette Communications System Revenue,
Refunding, AGMC Insured, 5.00%, 11/01/28	1,345,000	1,638,197
Refunding, AGMC Insured, 5.00%, 11/01/31	2,400,000	2,888,088
XLCA Insured, Pre-Refunded, 5.25%, 11/01/27	5,000,000	5,261,300
Lafayette Public Improvement Sales Tax Revenue, 5.00%, 3/01/36	1,865,000	2,136,693
Lafayette Public Power Authority Electric Revenue, NATL Insured, Pre-Refunded, 5.00%, 11/01/32	5,000,000	5,252,900
Lafayette Public Trust Financing Authority Revenue,
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, 5.25%, 10/01/30	4,000,000	4,624,240
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, 5.75%, 10/01/29	750,000	855,458
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/34	1,750,000	2,005,815
Ragin’ Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/38	1,335,000	1,527,534
Lafayette Utilities Revenue, 5.00%, 11/01/33	5,000,000	5,701,900
Louisiana HFA,
SFMR, Home Ownership Program, Series A, GNMA Secured, 5.50%, 6/01/40.	2,165,000	2,267,599
SFMR, Home Ownership Program, Series B, GNMA Secured, 6.125%, 12/01/33	360,000	378,684

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Semiannual Report 85

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Louisiana Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities and CDA Revenue,
Delta Campus Facilities Corp. Project, Assured Guaranty, 5.50%, 10/01/27	$5,000,000	$5,458,600
Denham Springs Sewer District No. 1 Project, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/39	3,750,000	4,254,675
East Ascension Consolidated Gravity Drainage District No. 1 Project, AMBAC Insured, Pre-Refunded,
5.00%, 12/01/37	5,370,000	5,544,847
East Ascension Consolidated Gravity Drainage District No. 1 Project, AMBAC Insured, Pre-Refunded,
5.00%, 12/01/44	8,870,000	9,158,807
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, BAM Insured, 5.00%,
12/01/40.	2,925,000	3,445,387
Independence Stadium Project, Refunding, 5.25%, 3/01/30	8,845,000	9,379,150
Jefferson Parish Projects, Series A, Pre-Refunded, 5.375%, 4/01/31.	2,000,000	2,236,040
Lake Charles Public Improvements Project, AMBAC Insured, Pre-Refunded, 5.00%, 5/01/27	1,000,000	1,028,950
LCTCS Act 360 Project, 5.00%, 10/01/32	3,000,000	3,620,400
LCTCS Act 360 Project, 5.00%, 10/01/33	5,000,000	6,013,500
McNeese State University Student Parking, Cowboy Facilities Inc. Project, AGMC Insured, 5.00%,
3/01/36	1,800,000	2,061,126
Monroe Regional Airport Terminal Project, Assured Guaranty, 5.50%, 2/01/39	2,000,000	2,274,400
Shreveport Airport Cargo Project, Series C, Assured Guaranty, Pre-Refunded, 6.75%, 1/01/24	2,620,000	2,970,346
Shreveport Airport Cargo Project, Series C, Assured Guaranty, Pre-Refunded, 7.00%, 1/01/33	2,500,000	2,848,600
sub. lien, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 2/01/34	2,550,000	3,004,741
sub. lien, East Baton Rouge Sewerage Commission Projects, Series A, 5.00%, 2/01/43	3,000,000	3,460,320
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Refunding, Series A, 5.00%, 7/01/35.	5,000,000	5,940,150
Franciscan Missionaries of Our Lady Health System Project, Series A, Pre-Refunded, 6.75%, 7/01/39 .	3,500,000	4,072,950
Lafayette General Medical Center Project, Refunding, 5.50%, 11/01/40	5,000,000	5,677,650
Louisiana Public Facilities Authority Revenue,
Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31	6,000,000	6,119,700
Black and Gold Facilities Project, Series A, CIFG Insured, 5.00%, 7/01/30.	5,000,000	5,013,950
CHRISTUS Health, Refunding, Series B, Assured Guaranty, 6.50%, 7/01/30	5,000,000	5,609,200
Loyola University Project, 5.00%, 10/01/39.	5,000,000	5,470,800
Loyola University Project, 5.00%, 10/01/41.	5,000,000	5,543,850
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	5,000,000	6,324,900
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/34.	3,000,000	3,610,350
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47.	4,950,000	5,850,108
Ochsner Clinic Foundation Project, Series A, 5.375%, 5/15/43	3,655,000	3,765,162
Ochsner Clinic Foundation Project, Series A, Pre-Refunded, 5.375%, 5/15/43	1,345,000	1,387,341
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/27	2,900,000	2,986,333
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23.	2,500,000	3,197,825
Ochsner Clinic Foundation Project, Series B, Pre-Refunded, 5.25%, 5/15/27	1,090,000	1,123,376
Tulane University of Louisiana Project, Series B, 5.00%, 10/01/37	5,540,000	6,465,457
Louisiana State Citizens Property Insurance Corp. Assessment Revenue,
Refunding, Series A, 5.00%, 6/01/26	10,000,000	12,712,800
Series C-2, Assured Guaranty, Pre-Refunded, 6.75%, 6/01/26	5,000,000	5,523,800
Louisiana State Gasoline and Fuels Tax Revenue,
first lien, Refunding, Series A, 5.00%, 5/01/41	3,000,000	3,616,500
second lien, Refunding, Series C-1, 5.00%, 5/01/43	5,000,000	5,811,500
Louisiana State GO,
Refunding, Series B, 5.00%, 8/01/27	5,000,000	6,336,300
Refunding, Series B, 5.00%, 8/01/28	5,000,000	6,300,450
Refunding, Series B, 5.00%, 8/01/29	2,575,000	3,226,398
Refunding, Series C, 5.00%, 8/01/27	7,200,000	8,806,896

86 Semiannual Report

franklintempleton.com

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Louisiana Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
Louisiana State Highway Improvement Revenue,
Series A, 5.00%, 6/15/30	$2,860,000	$3,465,576
Series A, 5.00%, 6/15/32	9,850,000	11,983,510
Louisiana State Local Government Environmental Facilities and CDA Revenue,
Bossier City Project, 4.00%, 6/01/35	1,615,000	1,806,700
Louisiana Tech University Student Housing, Innovative Student Facilities Inc. Project, Series A, AGMC
Insured, 4.00%, 10/01/33	800,000	881,496
Louisiana Tech University Student Housing, Innovative Student Facilities Inc. Project, Series A, AGMC
Insured, 4.00%, 10/01/34	620,000	680,884
Louisiana Tech University Student Housing, Innovative Student Facilities Inc. Project, Series A, AGMC
Insured, 4.00%, 10/01/35	1,000,000	1,092,700
Louisiana State Transportation Authority Revenue, Refunding, Series A, 5.00%, 8/15/38	4,500,000	5,329,215
Louisiana State Unclaimed Property Special Revenue,
I-49 North Project, 5.00%, 9/01/26	3,000,000	3,640,710
I-49 North Project, 5.00%, 9/01/33	5,860,000	6,971,466
Louisiana State University and Agricultural and Mechanical College Revenue,
Board of Supervisors, Auxiliary, 5.00%, 7/01/37	4,000,000	4,700,000
Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/29	1,000,000	1,199,310
Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/30	1,040,000	1,243,164
Board of Supervisors, Auxiliary, Refunding, 5.00%, 7/01/34	1,000,000	1,179,640
Board of Supervisors, Auxiliary, Refunding, Series A, 5.00%, 7/01/40	5,000,000	5,595,750
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty,
6.00%, 1/01/23	2,000,000	2,232,100
New Orleans GO, Public Improvement, Series A, Assured Guaranty, 5.125%, 12/01/30	10,055,000	10,584,195
New Orleans Sewage Service Revenue, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/29	500,000	574,330
Ouachita Parish East School District GO,
Refunding, Series A, 4.00%, 3/01/28	1,100,000	1,245,222
Refunding, Series A, 4.00%, 3/01/29	1,290,000	1,453,946
Refunding, Series A, 4.00%, 3/01/30	1,315,000	1,475,667
Refunding, Series A, 4.00%, 3/01/31	1,780,000	1,988,794
Refunding, Series A, 4.00%, 3/01/32	1,915,000	2,130,323
Port of New Orleans Board of Commissioners Port Facility Revenue, Refunding, Assured Guaranty,
5.125%, 4/01/38	5,000,000	5,233,000
Richland Parish School District No. 4 GO,
AGMC Insured, 4.00%, 3/01/30	595,000	680,216
AGMC Insured, 4.00%, 3/01/31	440,000	501,010
AGMC Insured, 4.00%, 3/01/32	265,000	300,539
AGMC Insured, 4.00%, 3/01/33	335,000	378,409
[a] Ruston Sales Tax Revenue,
AGMC Insured, 5.00%, 6/01/35	1,085,000	1,315,584
AGMC Insured, 5.00%, 6/01/36	1,245,000	1,506,002
Shreveport GO, 5.00%, 8/01/29	4,790,000	5,557,454
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	5,000,000	5,119,400
St. Martin Parish School District GO,
BAM Insured, 4.00%, 3/01/29	1,075,000	1,255,879
BAM Insured, 4.00%, 3/01/30	1,120,000	1,295,907
BAM Insured, 4.00%, 3/01/31	1,165,000	1,340,426
BAM Insured, 4.00%, 3/01/32	1,215,000	1,389,012
St. Tammany Parish Utilities Revenue,
Series B, 5.50%, 8/01/35	2,650,000	3,091,993
Series B, 5.00%, 8/01/44	3,290,000	3,715,529

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Semiannual Report 87

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Louisiana Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
St. Tammany Parish Wide School District No. 12 GO,
Refunding, 4.00%, 3/01/27	$200,000	$234,028
Refunding, 4.00%, 3/01/28	605,000	698,896
Terrebonne Levee and Conservation District Public Improvement Sales Tax Revenue, 5.00%, 7/01/38	2,000,000	2,330,720
Terrebonne Parish Sales and Use Tax Revenue, Morganza Levee Improvement, Series ST, AGMC Insured,
5.00%, 4/01/32	2,265,000	2,601,941
Terrebonne Parish School Board Ltd. Tax Revenue, 5.00%, 3/01/29	1,000,000	1,248,250
		430,071,177
U.S. Territories 2.2%
Puerto Rico 2.2%
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33.	6,450,000	4,192,500
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 6.375%, 8/01/39	10,000,000	5,337,500
		9,530,000
Total Municipal Bonds before Short Term Investments (Cost $412,807,659)		439,601,177

Short Term Investments (Cost $8,410,000) 1.9%
Municipal Bonds 1.9%
Louisiana 1.9%
[b] Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop LLC Project, First Stage,
ACES, Refunding, Series A, Daily VRDN and Put, 0.58%, 9/01/17	8,410,000	8,410,000
Total Investments (Cost $421,217,659) 101.4%		448,011,177
Other Assets, less Liabilities (1.4)%.		(6,045,254)
Net Assets 100.0%.		$441,965,923

See Abbreviations on page 141.

aSecurity purchased on a when-issued basis. See Note 1(b).
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

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FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Maryland Tax-Free Income Fund
	Six Months Ended
	August 31, 2016		Year Ended February 28,
	(unaudited)	2016 [a]	2015	2014	2013	2012 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.35	$11.55	$11.20	$11.98	$11.90	$10.91
Income from investment operations[b]:
Net investment income[c]	0.20	0.42	0.42	0.41	0.42	0.48
Net realized and unrealized gains (losses)	0.21	(0.21)	0.35	(0.79)	0.09	0.98
Total from investment operations	0.41	0.21	0.77	(0.38)	0.51	1.46
Less distributions from net investment income .	(0.21)	(0.41)	(0.42)	(0.40)	(0.43)	(0.47)
Net asset value, end of period	$11.55	$11.35	$11.55	$11.20	$11.98	$11.90

Total return[d]	3.62%	1.88%	6.94%	(3.17)%	4.34%	13.65%

Ratios to average net assets[e]
Expenses.	0.66%	0.67%	0.67%	0.65%	0.65%	0.65%
Net investment income	3.47%	3.70%	3.63%	3.62%	3.52%	4.22%

Supplemental data
Net assets, end of period (000’s)	$386,984	$369,661	$393,022	$407,061	$538,409	$508,123
Portfolio turnover rate	9.01%	9.77%	15.88%	12.30%	19.56%	11.62%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Maryland Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2016		Year Ended February 28,
	(unaudited)	2016 [a]	2015	2014	2013	2012 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.56	$11.75	$11.39	$12.18	$12.09	$11.08
Income from investment operations[b]:
Net investment income[c]	0.17	0.36	0.36	0.35	0.36	0.42
Net realized and unrealized gains (losses)	0.21	(0.20)	0.35	(0.81)	0.09	1.00
Total from investment operations	0.38	0.16	0.71	(0.46)	0.45	1.42
Less distributions from net investment income .	(0.18)	(0.35)	(0.35)	(0.33)	(0.36)	(0.41)
Net asset value, end of period	$11.76	$11.56	$11.75	$11.39	$12.18	$12.09

Total return[d]	3.27%	1.38%	6.33%	(3.73)%	3.78%	13.02%

Ratios to average net assets[e]
Expenses.	1.21%	1.22%	1.22%	1.20%	1.20%	1.20%
Net investment income	2.92%	3.15%	3.08%	3.07%	2.97%	3.67%

Supplemental data
Net assets, end of period (000’s)	$122,473	$117,167	$125,328	$130,550	$177,499	$155,763
Portfolio turnover rate	9.01%	9.77%	15.88%	12.30%	19.56%	11.62%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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				FRANKLIN TAX-FREE TRUST
				FINANCIAL HIGHLIGHTS

Franklin Maryland Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2016		Year Ended February 28,
	(unaudited)	2016 [a]	2015	2014	2013	2012 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.35	$11.56	$11.20	$11.99	$11.90	$10.91
Income from investment operations[b]:
Net investment income[c]	0.21	0.43	0.43	0.42	0.43	0.49
Net realized and unrealized gains (losses)	0.20	(0.22)	0.36	(0.80)	0.10	0.98
Total from investment operations	0.41	0.21	0.79	(0.38)	0.53	1.47
Less distributions from net investment income .	(0.21)	(0.42)	(0.43)	(0.41)	(0.44)	(0.48)
Net asset value, end of period	$11.55	$11.35	$11.56	$11.20	$11.99	$11.90

Total return[d]	3.67%	1.90%	7.13%	(3.16)%	4.53%	13.76%

Ratios to average net assets[e]
Expenses.	0.56%	0.57%	0.57%	0.55%	0.55%	0.55%
Net investment income	3.57%	3.80%	3.73%	3.72%	3.62%	4.32%

Supplemental data
Net assets, end of period (000’s)	$30,782	$28,464	$27,131	$19,985	$30,380	$18,711
Portfolio turnover rate	9.01%	9.77%	15.88%	12.30%	19.56%	11.62%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2016 (unaudited)
Franklin Maryland Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 93.5%
Maryland 88.9%
Annapolis GO, Public Improvements and Refunding, 5.00%, 8/01/31	$1,250,000	$1,467,675
Anne Arundel County GO,
Consolidated General Improvements, Refunding, 5.00%, 4/01/33	3,140,000	3,740,588
Consolidated Water and Sewer, 5.00%, 4/01/40	5,000,000	6,114,150
Consolidated Water and Sewer, 5.00%, 4/01/41	12,620,000	14,491,294
Anne Arundel County MFR, Glenview Gardens Apartments Project, Mandatory Put 1/01/27, 5.00%,
1/01/28	1,970,000	2,140,681
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.25%, 9/01/39	10,095,000	10,109,739
Baltimore County GO,
Metropolitan District, 74th Issue, Refunding, 5.00%, 2/01/32	1,250,000	1,480,500
Metropolitan District, 78th Issue, Refunding, 5.00%, 2/01/40	2,900,000	3,614,154
Baltimore Project Revenue,
Wastewater Projects, AGMC Insured, 5.00%, 7/01/37	5,000,000	5,161,050
Wastewater Projects, Series A, 5.00%, 7/01/38	8,930,000	10,638,220
Wastewater Projects, Series A, 5.00%, 7/01/41	14,435,000	16,666,074
Wastewater Projects, Series A, AGMC Insured, 5.00%, 7/01/38	5,000,000	5,342,750
Wastewater Projects, Series C, 5.125%, 7/01/34	1,835,000	2,041,639
Wastewater Projects, Series C, 5.625%, 7/01/39	2,965,000	3,341,703
Wastewater Projects, Series D, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32	2,120,000	2,196,659
Water Projects, Series A, 5.00%, 7/01/41.	7,845,000	9,057,523
Water Projects, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32	5,000,000	5,180,800
Water Projects, Subordinate, Series A, 5.375%, 7/01/34	475,000	532,199
Water Projects, Subordinate, Series A, Pre-Refunded, 5.375%, 7/01/34	275,000	309,919
Water Projects, Subordinate, Series A, Pre-Refunded, 5.75%, 7/01/39	1,250,000	1,423,650
Baltimore Revenue, Water Projects, Refunding, Series B, 5.00%, 7/01/38	5,000,000	5,990,150
Frederick County Educational Facilities Revenue, Mount St. Mary University, Refunding, 5.625%, 9/01/38	5,000,000	5,006,050
Frederick County GO, Public Improvements, Series A, Pre-Refunded, 5.00%, 3/01/34	8,580,000	9,492,226
Howard County Housing Commission Revenue,
Gateway Village Apartments, 4.00%, 6/01/46	4,000,000	4,328,480
Verona Oakland Mills Project, 5.00%, 10/01/28.	10,000,000	11,649,400
Maryland Environmental Service Revenue, Mid-Shore II Regional Landfill Project, Refunding, 5.00%,
11/01/30	3,935,000	4,544,099
Maryland State Community Development Administration Department of Housing and CDR, Residential,
Series B, 4.75%, 9/01/39	5,335,000	5,551,921
Maryland State Community Development Administration Local Government Infrastructure Revenue,
Subordinate Obligations, Series A-2, 5.00%, 6/01/34	3,500,000	4,151,280
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	10,000,000	11,255,200
Maryland State EDC Student Housing Revenue,
Morgan State University Project, Refunding, 5.00%, 7/01/27	4,750,000	5,367,310
Salisbury University Project, Refunding, 5.00%, 6/01/34	2,040,000	2,289,716
Senior, Frostburg State University Project, Refunding, 5.00%, 10/01/33	5,000,000	5,639,450
Senior, Morgan State University Project, Refunding, 5.00%, 7/01/34	2,150,000	2,367,107
Senior, Towson University Project, 5.00%, 7/01/27	1,145,000	1,337,589
University of Maryland, College Park Projects, Refunding, AGMC Insured, 5.00%, 6/01/35	4,225,000	5,157,119
University of Maryland, College Park Projects, Refunding, AGMC Insured, 5.00%, 6/01/43	2,000,000	2,416,200
University Village at Sheppard Pratt, 5.00%, 7/01/27	1,500,000	1,710,600
University Village at Sheppard Pratt, 5.00%, 7/01/33	2,495,000	2,807,748
Maryland State GO, State and Local Facilities Loan of 2014, Refunding, Second Series C, 5.00%, 8/01/24 .	5,000,000	6,406,700

92 Semiannual Report

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Maryland Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Maryland (continued)
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Refunding, 5.00%, 7/01/39	$10,000,000	$11,584,400
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/29	2,000,000	2,333,520
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	2,000,000	2,333,520
Edenwald Issue, Refunding, 5.25%, 1/01/37.	3,400,000	4,105,908
Goucher College, Refunding, Series A, 5.00%, 7/01/34	1,500,000	1,737,075
Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27.	11,000,000	13,407,900
Johns Hopkins Medical Institutions Utilities Program Issue, Refunding, Series A, 5.00%, 5/15/37	10,000,000	12,089,500
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/31	7,060,000	8,510,618
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/37	5,000,000	5,977,800
The Johns Hopkins University Issue, Series A, 5.00%, 7/01/41	15,000,000	17,749,650
The Johns Hopkins University Issue, Series B, 5.00%, 7/01/38	5,000,000	5,833,650
LifeBridge Health Issue, Assured Guaranty, 5.00%, 7/01/34	9,385,000	9,706,155
LifeBridge Health Issue, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/34	1,560,000	1,616,410
LifeBridge Health Issue, Refunding, Assured Guaranty, 4.75%, 7/01/38	10,000,000	10,308,500
Loyola University Maryland, Refunding, 5.00%, 10/01/45	2,250,000	2,665,935
Loyola University Maryland, Refunding, Series A, 5.00%, 10/01/39	5,275,000	6,119,580
Maryland Institute College of Art, 5.00%, 6/01/35	2,000,000	2,006,400
Maryland Institute College of Art, 5.00%, 6/01/36	6,900,000	7,117,902
Maryland Institute College of Art, 5.00%, 6/01/40	10,000,000	10,030,600
Maryland Institute College of Art, Refunding, 5.00%, 6/01/29	1,000,000	1,144,860
Medstar Health, Series A, 5.00%, 8/15/38	5,000,000	5,847,550
Mercy Medical Center, Series A, Pre-Refunded, 5.00%, 7/01/37	10,000,000	10,357,400
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%,
7/01/27	655,000	656,985
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, AMBAC Insured, 5.00%,
7/01/34	5,000,000	5,001,850
Parking, The Johns Hopkins Medical Institutions Parking Facilities Issue, Refunding, Series B, AMBAC
Insured, 5.00%, 7/01/38	6,200,000	6,205,394
Peninsula Regional Medical Center Issue, Refunding, 5.00%, 7/01/31	2,175,000	2,624,116
Peninsula Regional Medical Center Issue, Refunding, 5.00%, 7/01/39	5,000,000	5,874,900
Peninsula Regional Medical Center Issue, Refunding, 5.00%, 7/01/45	9,330,000	10,919,272
University of Maryland Medical System, Refunding, 5.00%, 7/01/35	2,100,000	2,487,597
University of Maryland Medical System, Refunding, AMBAC Insured, 5.25%, 7/01/28	15,000,000	16,149,150
Washington County Hospital Issue, Pre-Refunded, 5.75%, 1/01/38	2,500,000	2,666,175
Maryland State Stadium Authority Revenue, Baltimore City Public Schools, Construction and Revitalization
Program, 5.00%, 5/01/46.	19,260,000	23,532,638
Montgomery County GO, Consolidated Public Improvement, Refunding, Series A, 4.00%, 11/01/20.	8,000,000	8,803,280
Montgomery County Revenue,
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/27	1,625,000	1,896,391
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/28	2,230,000	2,599,199
Department of Liquor Control, Refunding, Series A, 5.00%, 4/01/31	2,470,000	2,868,189
Department of Liquor Control, Series A, 5.00%, 4/01/30	1,935,000	2,249,728
Montgomery County Water Quality Protection Charge Revenue,
Series A, 5.00%, 4/01/30	1,855,000	2,103,347
Series A, 5.00%, 4/01/31	1,240,000	1,404,610
Prince George’s County COP, Public Safety Communications Center, 5.00%, 10/01/30.	2,060,000	2,364,674
Prince George’s County GO,
Consolidated Public Improvement, Series A, 5.00%, 9/15/28	3,725,000	4,433,309
Consolidated Public Improvement, Series A, 4.00%, 7/01/29	6,340,000	7,602,738
Consolidated Public Improvement, Series A, 4.00%, 7/01/32	4,750,000	5,556,122

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Semiannual Report 93

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Maryland Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Maryland (continued)
Prince George’s County GO, (continued)
Consolidated Public Improvement, Series A, 4.00%, 7/01/35	$2,620,000	$3,026,860
Prince George’s County IDA Lease Revenue, Upper Marlboro Justice, Series B, NATL Insured, 4.75%,
6/30/30	4,000,000	4,010,480
		480,141,149
District of Columbia 0.5%
Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,500,000	2,769,725
U.S. Territories 4.1%
Puerto Rico 4.1%
Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	5,000,000	3,262,500
Series XX, 5.25%, 7/01/40	5,000,000	3,250,000
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.75%, 8/01/37.	11,425,000	5,983,844
first subordinate, Series A, 6.00%, 8/01/42.	18,160,000	9,670,200
		22,166,544
Total Municipal Bonds before Short Term Investments (Cost $485,904,318)		505,077,418

Short Term Investments (Cost $25,465,000) 4.7%
Municipal Bonds 4.7%
Maryland 4.7%
[a] Montgomery County GO, Consolidated Public Improvement, BAN, Refunding, Series A, Daily VRDN and
Put, 0.59%, 6/01/26	25,465,000	25,465,000
Total Investments (Cost $511,369,318) 98.2%		530,542,418
Other Assets, less Liabilities 1.8%		9,696,610
Net Assets 100.0%.		$540,239,028

See Abbreviations on page 141.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

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Financial Highlights
Franklin Missouri Tax-Free Income Fund
	Six Months Ended
	August 31, 2016		Year Ended February 28,
	(unaudited)	2016 [a]	2015	2014	2013	2012 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.05	$12.21	$11.88	$12.77	$12.61	$11.55
Income from investment operations[b]:
Net investment income[c]	0.21	0.45	0.47	0.46	0.46	0.50
Net realized and unrealized gains (losses)	0.12	(0.18)	0.32	(0.90)	0.16	1.07
Total from investment operations	0.33	0.27	0.79	(0.44)	0.62	1.57
Less distributions from net investment income .	(0.21)	(0.43)	(0.46)	(0.45)	(0.46)	(0.51)
Net asset value, end of period	$12.17	$12.05	$12.21	$11.88	$12.77	$12.61

Total return[d]	2.79%	2.26%	6.80%	(3.44)%	4.96%	13.87%

Ratios to average net assets[e]
Expenses.	0.63%	0.64%	0.63%	0.62%	0.63%	0.64%
Net investment income	3.50%	3.72%	3.87%	3.80%	3.61%	4.15%

Supplemental data
Net assets, end of period (000’s)	$917,800	$880,848	$890,228	$889,702	$1,163,080	$1,027,452
Portfolio turnover rate	1.44%	7.97%	4.73%	10.57%	8.63%	13.08%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Missouri Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2016		Year Ended February 28,
	(unaudited)	2016 [a]	2015	2014	2013	2012 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.17	$12.32	$11.98	$12.88	$12.71	$11.64
Income from investment operations[b]:
Net investment income[c]	0.18	0.38	0.40	0.39	0.39	0.44
Net realized and unrealized gains (losses)	0.12	(0.17)	0.34	(0.91)	0.16	1.07
Total from investment operations	0.30	0.21	0.74	(0.52)	0.55	1.51
Less distributions from net investment income .	(0.18)	(0.36)	(0.40)	(0.38)	(0.38)	(0.44)
Net asset value, end of period	$12.29	$12.17	$12.32	$11.98	$12.88	$12.71

Total return[d]	2.48%	1.77%	6.25%	(4.02)%	4.42%	13.24%

Ratios to average net assets[e]
Expenses.	1.18%	1.19%	1.18%	1.17%	1.18%	1.19%
Net investment income	2.95%	3.17%	3.32%	3.25%	3.06%	3.60%

Supplemental data
Net assets, end of period (000’s)	$178,057	$167,284	$166,282	$166,226	$220,405	$174,437
Portfolio turnover rate	1.44%	7.97%	4.73%	10.57%	8.63%	13.08%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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				FRANKLIN TAX-FREE TRUST
				FINANCIAL HIGHLIGHTS

Franklin Missouri Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2016		Year Ended February 28,
	(unaudited)	2016 [a]	2015	2014	2013	2012 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.06	$12.22	$11.88	$12.78	$12.62	$11.55
Income from investment operations[b]:
Net investment income[c]	0.22	0.46	0.48	0.47	0.47	0.51
Net realized and unrealized gains (losses)	0.12	(0.18)	0.34	(0.91)	0.16	1.08
Total from investment operations	0.34	0.28	0.82	(0.44)	0.63	1.59
Less distributions from net investment income .	(0.22)	(0.44)	(0.48)	(0.46)	(0.47)	(0.52)
Net asset value, end of period	$12.18	$12.06	$12.22	$11.88	$12.78	$12.62

Total return[d]	2.84%	2.37%	7.00%	(3.43)%	5.06%	14.07%

Ratios to average net assets[e]
Expenses.	0.53%	0.54%	0.53%	0.52%	0.53%	0.54%
Net investment income	3.60%	3.82%	3.97%	3.90%	3.71%	4.25%

Supplemental data
Net assets, end of period (000’s)	$66,979	$46,051	$37,626	$42,840	$89,360	$67,401
Portfolio turnover rate	1.44%	7.97%	4.73%	10.57%	8.63%	13.08%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2016 (unaudited)
Franklin Missouri Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 94.9%
Missouri 90.6%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax Revenue,
Combined Lien, Refunding, Series A, 5.00%, 10/01/33	$14,425,000	$17,085,835
Combined Lien, Refunding, Series A, 5.00%, 10/01/44	10,000,000	11,744,000
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/35	5,500,000	6,080,525
Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/39	30,300,000	33,383,025
Cape Girardeau County IDA Health Facilities Revenue,
Southeast Missouri Hospital Assn., 5.00%, 6/01/36	7,000,000	6,999,440
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/33	5,000,000	5,658,200
St. Francis Medical Center, Refunding, Series A, 5.00%, 6/01/37	11,000,000	12,267,530
St. Francis Medical Center, Series A, 5.75%, 6/01/39	3,150,000	3,519,212
Cape Girardeau County IDA Solid Waste Disposal Revenue, The Procter and Gamble Paper Products
Co. Project, 5.30%, 5/15/28.	6,875,000	6,892,944
Carroll County Public Water Supply District No. 1 Waterworks Revenue,
Pre-Refunded, 5.625%, 3/01/34	1,000,000	1,073,460
Pre-Refunded, 6.00%, 3/01/39	1,000,000	1,079,000
Columbia School District GO, Refunding and Improvement, 5.00%, 3/01/36	1,225,000	1,517,224
Columbia Special Obligation Electric Utility Improvement Revenue, Annual Appropriation Obligation,
Series A, Pre-Refunded, 5.75%, 10/01/33	10,290,000	10,856,259
Curators of the University of Missouri System Facilities Revenue,
Refunding, 5.00%, 11/01/27	1,065,000	1,264,858
Refunding, Series A, 5.00%, 11/01/26.	7,830,000	10,001,416
Series A, Pre-Refunded, 5.00%, 11/01/33	5,000,000	5,252,900
Series A, Pre-Refunded, 5.00%, 11/01/35	20,000,000	21,011,600
Independence School District GO,
Missouri Direct Deposit Program, Series A, 5.00%, 3/01/27.	3,300,000	3,779,028
Missouri Direct Deposit Program, Series A, 5.00%, 3/01/28.	3,000,000	3,435,480
Missouri Direct Deposit Program, Series A, 5.00%, 3/01/29.	3,000,000	3,428,760
Jackson County Reorganized School District No. 4 Blue Springs GO,
Refunding and Improvement, Series A, 5.00%, 3/01/29.	320,000	354,333
Refunding and Improvement, Series A, 5.00%, 3/01/29.	3,680,000	4,047,227
Jackson County Special Obligation Revenue, Harry S. Truman Sports Complex Project, AMBAC Insured,
Pre-Refunded, 5.00%, 12/01/29.	26,925,000	27,210,943
Joplin IDA Health Facilities Revenue,
Freeman Health System Project, 5.125%, 2/15/26	6,000,000	6,856,140
Freeman Health System Project, 5.00%, 2/15/28	1,150,000	1,296,959
Freeman Health System Project, 5.50%, 2/15/31	2,055,000	2,343,234
Freeman Health System Project, Refunding, 5.00%, 2/15/35	4,000,000	4,651,560
Kansas City IDAR,
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/29	5,000,000	5,925,650
Downtown Redevelopment District, Refunding, Series A, 5.50%, 9/01/30	12,000,000	14,190,000
Downtown Redevelopment District, Refunding, Series A, 5.00%, 9/01/32	3,000,000	3,373,500
Kansas City Missouri IDA, AMBAC Insured, 5.00%, 12/01/24	4,470,000	4,698,685
Kansas City Missouri IDA, AMBAC Insured, 4.50%, 12/01/32	5,690,000	5,922,493
Kansas City Missouri IDA, AMBAC Insured, 5.00%, 12/01/32	15,000,000	15,723,600
Kansas City Sanitary Sewer System Revenue,
Improvement and Refunding, Series A, 5.00%, 1/01/37.	29,210,000	33,430,261
Series A, 5.25%, 1/01/34.	9,500,000	10,437,080
Kansas City Special Obligation Revenue,
Downtown Arena Project, Improvement, Series C, Pre-Refunded, 5.125%, 4/01/38	10,000,000	10,697,600
East Village Project, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 4/15/31.	6,445,000	6,892,799
Kansas City Water Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/32.	12,725,000	13,950,417

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
Lincoln University Auxiliary System Sub. Revenue, Assured Guaranty, 5.125%, 6/01/37	$2,325,000	$2,385,380
Metropolitan St. Louis Sewer District Wastewater System Revenue,
Refunding and Improvement, Series B, 5.00%, 5/01/45	29,280,000	35,887,618
Series A, Pre-Refunded, 5.75%, 5/01/38	2,000,000	2,067,660
Series C, NATL Insured, Pre-Refunded, 5.00%, 5/01/36	22,740,000	23,398,323
Missouri State Board of Public Buildings Special Obligation Revenue, Refunding, Series A, 4.00%,
10/01/25	3,870,000	4,201,659
Missouri State Development Finance Board Cultural Facilities Revenue, Kauffman Center for the
Performing Arts Project, Series B, Pre-Refunded, 5.00%, 6/01/37	28,435,000	29,350,038
Missouri State Development Finance Board Revenue, Independence Missouri Electric System, Dodwood
Project, Series A, 5.00%, 6/01/37	5,000,000	5,776,650
Missouri State Development Finance Board Solid Waste Disposal Revenue, The Procter and Gamble
Paper Products Co. Project, 5.20%, 3/15/29	3,000,000	3,814,500
Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Control and
Drinking Water Revenue,
State Revolving Funds Programs, Refunding, Series A, 5.00%, 1/01/23	12,485,000	14,168,353
State Revolving Funds Programs, Refunding, Series A, 5.00%, 1/01/24	7,890,000	8,951,047
State Revolving Funds Programs, Refunding, Series A, 5.00%, 1/01/26	2,315,000	2,873,910
State Revolving Funds Programs, Refunding, Series B, 5.50%, 7/01/21	60,000	60,206
State Revolving Funds Programs, Series A, 5.75%, 1/01/29	190,000	211,755
State Revolving Funds Programs, Series A, Pre-Refunded, 5.00%, 1/01/23	15,000	17,044
State Revolving Funds Programs, Series A, Pre-Refunded, 5.75%, 1/01/29	2,310,000	2,574,495
Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
A.T. Still University of Health Sciences, 5.00%, 10/01/26	3,095,000	3,605,396
A.T. Still University of Health Sciences, 5.25%, 10/01/31	1,200,000	1,378,992
A.T. Still University of Health Sciences, 5.00%, 10/01/39	1,250,000	1,453,088
A.T. Still University of Health Sciences, 5.25%, 10/01/41	4,500,000	5,078,835
Maryville University St. Louis Project, 5.00%, 6/15/44	5,000,000	5,598,300
St. Louis University, Series A, 5.00%, 10/01/38	10,000,000	12,080,400
University of Central Missouri, Series C, 5.00%, 10/01/34	5,000,000	5,947,900
The Washington University, Series A, Pre-Refunded, 5.375%, 3/15/39	16,825,000	18,029,333
The Washington University, Series B, 5.00%, 11/15/37	10,000,000	11,796,400
Webster University Project, Refunding and Improvement, 5.00%, 4/01/36	7,000,000	7,968,380
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Bethesda Health Group Inc., 5.00%, 8/01/40	1,650,000	1,781,670
Bethesda Health Group Inc., 5.00%, 8/01/45	1,300,000	1,397,318
CoxHealth, Refunding, 5.50%, 11/15/39	2,970,000	3,241,310
CoxHealth, Refunding, Series A, 5.00%, 11/15/39	17,000,000	20,087,370
CoxHealth, Series A, 5.00%, 11/15/38	11,680,000	13,557,326
CoxHealth, Series A, 5.00%, 11/15/44	2,760,000	3,193,789
CoxHealth, Series A, Pre-Refunded, 5.50%, 11/15/39.	11,355,000	12,485,844
Lake Regional Health System, Refunding, 5.00%, 2/15/24	4,000,000	4,384,560
Lake Regional Health System, Refunding, 5.00%, 2/15/34	7,000,000	7,566,440
SSM Health Care, Series B, 5.00%, 6/01/30	16,150,000	18,227,374
SSM Health Care, Series B, 5.00%, 6/01/34	7,000,000	7,837,970
St. Anthony’s Medical Center, Refunding, Series B, 5.00%, 2/01/45	6,870,000	7,947,972
St. Luke’s Episcopal, Pre-Refunded, 5.00%, 12/01/34.	7,500,000	7,579,650
St. Luke’s Health System, Series A, AGMC Insured, Pre-Refunded, 5.50%, 11/15/35	10,000,000	11,030,500
St. Luke’s Health System, Series B, AGMC Insured, Pre-Refunded, 5.50%, 11/15/35	6,725,000	7,418,011
St. Luke’s Health System Inc., Refunding, 5.00%, 11/15/34	3,670,000	4,469,326
St. Luke’s Health System Inc., Refunding, 5.00%, 11/15/35	2,935,000	3,560,155

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Semiannual Report 99

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
Missouri State Health and Educational Facilities Authority Revenue,
Health Facilities, Children’s Mercy Hospital, 5.625%, 5/15/39.	$9,500,000	$10,639,525
Senior Living Facilities, Lutheran Senior Services Projects, 5.75%, 2/01/31	1,900,000	2,197,939
Senior Living Facilities, Lutheran Senior Services Projects, 5.375%, 2/01/35	2,520,000	2,771,294
Senior Living Facilities, Lutheran Senior Services Projects, 6.00%, 2/01/41	4,250,000	4,900,888
Senior Living Facilities, Lutheran Senior Services Projects, 5.50%, 2/01/42	8,985,000	9,864,991
Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.00%, 2/01/36	2,100,000	2,462,502
Senior Living Facilities, Lutheran Senior Services Projects, Series A, 5.00%, 2/01/46	6,000,000	6,982,020
Missouri State Highways and Transit Commission State Road Revenue,
Series A, 5.00%, 5/01/20.	6,875,000	7,635,169
Series A, 5.00%, 5/01/21.	5,000,000	5,550,050
Series A, 5.00%, 5/01/24.	1,150,000	1,275,557
Missouri State Housing Development Commission SFMR,
Homeownership Loan Program, Series A-1, GNMA Secured, 4.75%, 9/01/32	390,000	390,776
Homeownership Loan Program, Series C, GNMA Secured, 5.00%, 3/01/32	315,000	326,535
Homeownership Loan Program, Series D, GNMA Secured, 4.70%, 3/01/35	1,405,000	1,462,760
Missouri State Joint Municipal Electric Utility Commission Power Project Revenue,
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/30	3,000,000	3,596,340
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/31	2,000,000	2,390,060
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/32	1,500,000	1,785,810
Iatan 2 Project, Refunding, Series A, 5.00%, 1/01/34	2,000,000	2,360,320
Iatan 2 Project, Series A, 5.00%, 12/01/35	7,335,000	8,823,271
Iatan 2 Project, Series A, Pre-Refunded, 6.00%, 1/01/39.	15,750,000	17,682,525
Plum Point Project, Refunding, Series A, 5.00%, 1/01/32	10,000,000	11,966,600
Plum Point Project, Refunding, Series A, 5.00%, 1/01/33	7,500,000	8,943,750
Prairie State Project, Refunding, Series A, 5.00%, 12/01/30	4,000,000	4,882,080
Prairie State Project, Refunding, Series A, 5.00%, 12/01/31	6,000,000	7,296,480
Prairie State Project, Refunding, Series A, 5.00%, 12/01/40	19,450,000	23,497,545
Prairie State Project, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 1/01/42	34,410,000	34,906,880
Refunding, Series A, 5.00%, 12/01/34.	10,000,000	12,235,400
Missouri State Joint Municipal Electric Utility Commission Power Supply System Revenue,
MoPEP Facilities, 5.00%, 1/01/32.	3,600,000	4,089,456
MoPEP Facilities, 5.00%, 1/01/37.	3,400,000	3,839,552
Monarch-Chesterfield Levee District Special Tax,
Levee District Improvement, NATL Insured, 5.75%, 3/01/19	465,000	466,632
Refunding, 5.00%, 3/01/40	4,395,000	5,082,466
Pettis County School District 200 Sedalia Lease COP, Missouri State Assn. of Rural Education, Assured
Guaranty, Pre-Refunded, 5.00%, 3/01/27	6,610,000	6,752,908
Riverside-Quindaro Bend Levee District of Platte County Levee Improvement Revenue, L-385 Project,
Refunding, Assured Guaranty, 5.00%, 3/01/27.	5,000,000	5,096,250
Sikeston Electric Revenue,
Refunding, 5.00%, 6/01/20	5,000,000	5,537,250
Refunding, 5.00%, 6/01/21	13,130,000	14,799,742
Refunding, 5.00%, 6/01/22	12,570,000	14,420,053
Springfield Public Building Corp. Leasehold Revenue, Springfield Branson Airport, Series A, AMBAC
Insured, 5.00%, 7/01/36	5,000,000	5,013,900
Springfield School District No. R-12 GO, Missouri Direct Deposit Program, 5.00%, 3/01/33	1,000,000	1,200,980
Springfield Special Obligation Revenue,
Sewer System Improvements Project, 5.00%, 4/01/31	1,795,000	2,119,985
Sewer System Improvements Project, 5.00%, 4/01/32	1,885,000	2,222,981

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Missouri Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Missouri (continued)
St. Joseph IDA Special Obligation Revenue, Sewer System Improvements Project, Pre-Refunded, 5.00%,
4/01/27	$2,655,000	$2,722,225
St. Louis Airport Revenue,
Lambert-St. Louis International Airport, Refunding, NATL Insured, 5.50%, 7/01/29	13,070,000	16,864,744
Lambert-St. Louis International Airport, Refunding, Series A, AGMC Insured, 5.00%, 7/01/23	14,615,000	15,105,333
Lambert-St. Louis International Airport, Refunding, Series B, AGMC Insured, 5.00%, 7/01/25	9,420,000	9,724,266
Lambert-St. Louis International Airport, Series A-1, 6.125%, 7/01/24	2,000,000	2,283,020
Lambert-St. Louis International Airport, Series A-1, 6.625%, 7/01/34	5,000,000	5,743,650
St. Louis County IDA Senior Living Facilities Revenue,
Friendship Village Chesterfield, 5.00%, 9/01/42	3,165,000	3,493,052
Friendship Village Sunset Hills, Series A, 5.875%, 9/01/43	7,000,000	8,470,840
St. Louis Municipal Finance Corp. Leasehold Revenue, Convention Center Capital Improvement, Series
B, Assured Guaranty, 5.375%, 7/15/38	22,725,000	25,213,160
St. Louis Municipal Finance Corp. Recreation Sales Tax Leasehold Revenue,
AMBAC Insured, Pre-Refunded, 5.00%, 2/15/32	8,075,000	8,232,140
AMBAC Insured, Pre-Refunded, 5.00%, 2/15/37	6,000,000	6,116,760
		1,054,213,836
U.S. Territories 4.3%
Guam 0.6%
Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/25	5,420,000	6,305,086
Puerto Rico 3.7%
Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	19,320,000	12,606,300
Series XX, 5.75%, 7/01/36	6,000,000	3,922,500
Series XX, 5.25%, 7/01/40	10,000,000	6,500,000
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.50%, 8/01/37	13,760,000	7,189,600
first subordinate, Series A, 6.50%, 8/01/44	10,000,000	5,350,000
first subordinate, Series C, 5.50%, 8/01/40	15,000,000	7,837,500
		43,405,900
Total U.S. Territories		49,710,986
Total Municipal Bonds before Short Term Investments (Cost $1,056,308,103)		1,103,924,822

Short Term Investments 2.2%
Municipal Bonds 2.2%
Missouri 2.2%
[a] Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
Drury University, Refunding, Daily VRDN and Put, 0.58%, 10/15/41	18,575,000	18,575,000
St. Louis University, Daily VRDN and Put, 0.60%, 7/01/32	6,780,000	6,780,000
Total Short Term Investments (Cost $25,355,000)		25,355,000
Total Investments (Cost $1,081,663,103) 97.1%		1,129,279,822
Other Assets, less Liabilities 2.9%.		33,556,597
Net Assets 100.0%		$1,162,836,419

See Abbreviations on page 141.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

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FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin North Carolina Tax-Free Income Fund
	Six Months Ended
	August 31, 2016		Year Ended February 28,
	(unaudited)	2016 [a]	2015	2014	2013	2012 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.97	$12.15	$11.95	$12.96	$12.79	$11.73
Income from investment operations[b]:
Net investment income[c]	0.21	0.43	0.46	0.46	0.45	0.49
Net realized and unrealized gains (losses)	0.14	(0.19)	0.21	(1.03)	0.17	1.07
Total from investment operations	0.35	0.24	0.67	(0.57)	0.62	1.56
Less distributions from net investment income .	(0.21)	(0.42)	(0.47)	(0.44)	(0.45)	(0.50)
Net asset value, end of period	$12.11	$11.97	$12.15	$11.95	$12.96	$12.79

Total return[d]	2.91%	2.01%	5.70%	(4.35)%	4.92%	13.57%

Ratios to average net assets[e]
Expenses.	0.63%	0.64%	0.63%	0.62%	0.62%	0.63%
Net investment income	3.39%	3.62%	3.84%	3.79%	3.49%	4.04%

Supplemental data
Net assets, end of period (000’s)	$810,931	$794,675	$841,737	$851,504	$1,168,492	$1,045,806
Portfolio turnover rate	6.28%	7.23%	6.94%	6.86%	7.10%	6.13%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

102 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

				FRANKLIN TAX-FREE TRUST
				FINANCIAL HIGHLIGHTS

Franklin North Carolina Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2016		Year Ended February 28,
	(unaudited)	2016 [a]	2015	2014	2013	2012 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.15	$12.33	$12.12	$13.13	$12.95	$11.88
Income from investment operations[b]:
Net investment income[c]	0.18	0.37	0.40	0.40	0.38	0.43
Net realized and unrealized gains (losses)	0.14	(0.20)	0.21	(1.03)	0.18	1.07
Total from investment operations	0.32	0.17	0.61	(0.63)	0.56	1.50
Less distributions from net investment income .	(0.17)	(0.35)	(0.40)	(0.38)	(0.38)	(0.43)
Net asset value, end of period	$12.30	$12.15	$12.33	$12.12	$13.13	$12.95

Total return[d]	2.67%	1.43%	5.13%	(4.82)%	4.35%	12.87%

Ratios to average net assets[e]
Expenses.	1.18%	1.19%	1.18%	1.17%	1.17%	1.18%
Net investment income	2.84%	3.07%	3.29%	3.24%	2.94%	3.49%

Supplemental data
Net assets, end of period (000’s)	$211,847	$206,283	$217,985	$229,369	$335,092	$280,136
Portfolio turnover rate	6.28%	7.23%	6.94%	6.86%	7.10%	6.13%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 103

FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin North Carolina Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2016		Year Ended February 28,
	(unaudited)	2016 [a]	2015	2014	2013	2012 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.97	$12.15	$11.95	$12.96	$12.78	$11.73
Income from investment operations[b]:
Net investment income[c]	0.21	0.45	0.48	0.47	0.46	0.51
Net realized and unrealized gains (losses)	0.14	(0.20)	0.20	(1.02)	0.18	1.05
Total from investment operations	0.35	0.25	0.68	(0.55)	0.64	1.56
Less distributions from net investment income .	(0.21)	(0.43)	(0.48)	(0.46)	(0.46)	(0.51)
Net asset value, end of period	$12.11	$11.97	$12.15	$11.95	$12.96	$12.78

Total return[d]	2.96%	2.12%	5.81%	(4.25)%	5.11%	13.59%

Ratios to average net assets[e]
Expenses.	0.53%	0.54%	0.53%	0.52%	0.52%	0.53%
Net investment income	3.49%	3.72%	3.94%	3.89%	3.59%	4.14%

Supplemental data
Net assets, end of period (000’s)	$102,494	$89,119	$76,935	$63,211	$89,663	$63,403
Portfolio turnover rate	6.28%	7.23%	6.94%	6.86%	7.10%	6.13%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

104 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2016 (unaudited)
Franklin North Carolina Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 95.0%
North Carolina 91.0%
Asheville Water System Revenue, NATL Insured, Pre-Refunded, 5.00%, 8/01/32	$2,110,000	$2,194,041
Buncombe County Limited Obligation Revenue, Refunding, 5.00%, 6/01/34	3,000,000	3,690,990
Cape Fear Public Utility Authority Water and Sewer System Revenue,
5.00%, 8/01/36	8,000,000	9,318,640
Pre-Refunded, 5.00%, 8/01/35	21,000,000	22,712,130
Refunding, 4.00%, 8/01/30	925,000	1,106,032
Refunding, 4.00%, 8/01/32	2,500,000	2,947,125
Refunding, 4.00%, 8/01/33	2,315,000	2,717,694
Refunding, 5.00%, 6/01/40	2,250,000	2,706,480
Cary Combined Enterprise System Revenue,
Pre-Refunded, 5.00%, 12/01/33	5,405,000	5,701,518
Refunding, 5.00%, 12/01/42	10,000,000	11,944,500
Charlotte Airport Revenue,
Charlotte Douglas International Airport, Refunding, Series A, 5.50%, 7/01/34	3,765,000	4,370,600
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32	20,680,000	21,342,794
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	13,085,000	13,491,158
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/39	3,000,000	3,396,660
Charlotte Douglas International Airport, Series A, 5.00%, 7/01/41	10,000,000	11,386,300
Charlotte COP,
Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/39	6,000,000	6,584,520
Transit Projects, Phase II, Refunding, Series A, 5.00%, 6/01/33	2,500,000	2,663,600
Charlotte Storm Water Fee Revenue,
Refunding, 4.00%, 12/01/33	1,000,000	1,166,140
Refunding, 4.00%, 12/01/34	1,000,000	1,158,190
Refunding, 4.00%, 12/01/35	1,100,000	1,268,575
Refunding, 5.00%, 12/01/39	7,970,000	9,655,814
Charlotte Water and Sewer System Revenue,
5.00%, 7/01/38	6,775,000	7,248,302
Refunding, 5.00%, 7/01/26	8,000,000	10,335,440
Refunding, 5.00%, 7/01/40	10,000,000	12,359,700
Refunding, Series B, 5.00%, 7/01/38	10,000,000	11,382,200
The Charlotte-Mecklenburg Hospital Authority Health Care Revenue,
Carolinas HealthCare System, Refunding, Series A, 5.25%, 1/15/34	4,000,000	4,363,760
Carolinas HealthCare System, Refunding, Series A, 5.00%, 1/15/39	15,000,000	15,700,950
Carolinas HealthCare System, Series A, 5.125%, 1/15/37	4,000,000	4,564,040
Carolinas HealthCare System, Series A, 5.25%, 1/15/42.	10,000,000	11,421,600
Carolinas HealthCare System, Series A, AGMC Insured, 5.00%, 1/15/23	7,780,000	7,911,404
Columbus County Industrial Facilities and PCFA Revenue, Recovery Zone Facility, International Paper Co.
Projects, Series A, 5.70%, 5/01/34	2,500,000	2,891,125
Dare County Utility System Revenue, 5.00%, 2/01/41	5,000,000	5,708,400
Durham County COP, Series A, Pre-Refunded, 5.00%, 6/01/31	4,000,000	4,459,480
Durham Utility System Revenue,
Pre-Refunded, 5.00%, 6/01/41	4,000,000	4,764,840
[a] Refunding, 4.00%, 8/01/34	2,000,000	2,311,780
[a] Refunding, 4.00%, 8/01/35	2,000,000	2,302,220
Greenville Utilities Commission Combined Enterprise System Revenue,
Refunding, 4.00%, 4/01/35	1,000,000	1,144,340
Refunding, 4.00%, 4/01/46	4,225,000	4,770,574
Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/01/33	6,000,000	6,550,260

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Semiannual Report 105

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
Harnett County COP,
Assured Guaranty, Pre-Refunded, 5.00%, 6/01/28	$1,000,000	$1,114,870
Assured Guaranty, Pre-Refunded, 5.00%, 6/01/29	500,000	557,435
High Point Combined Enterprise System Revenue, AGMC Insured, 5.00%, 11/01/33	5,000,000	5,419,250
Iredell County COP,
Iredell County Public Improvement Projects, AGMC Insured, 5.125%, 6/01/27	4,000,000	4,278,200
Iredell County Public Improvement Projects, AGMC Insured, 5.00%, 6/01/28	1,000,000	1,066,870
Johnston Memorial Hospital Authority Mortgage Revenue, Johnston Memorial Hospital Project, AGMC
Insured, Pre-Refunded, 5.25%, 10/01/36	6,855,000	7,346,572
Mecklenburg County COP, Series A, Pre-Refunded, 5.00%, 2/01/28	350,000	385,620
Mecklenburg County GO,
Series A, 5.00%, 4/01/28.	5,000,000	6,370,000
Series A, 5.00%, 4/01/29.	5,000,000	6,310,550
Monroe COP,
Assured Guaranty, Pre-Refunded, 5.50%, 3/01/34	2,425,000	2,709,453
Assured Guaranty, Pre-Refunded, 5.50%, 3/01/39	1,085,000	1,212,271
Nash Health Care System Health Care Facilities Revenue,
5.00%, 11/01/41.	5,000,000	5,571,250
AGMC Insured, 5.00%, 11/01/30	2,250,000	2,420,640
New Hanover County Hospital Revenue,
New Hanover Regional Medical Center Project, Refunding, Series B, AGMC Insured, 5.00%,
10/01/27	3,500,000	3,913,105
New Hanover Regional Medical Center Project, Refunding, Series B, AGMC Insured, 5.125%,
10/01/31	8,385,000	9,376,526
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,
Wake Forest University, Pre-Refunded, 5.00%, 1/01/38	25,000,000	27,462,750
Wake Forest University, Refunding, 4.00%, 1/01/35	5,000,000	5,724,250
Wake Forest University, Refunding, 4.00%, 1/01/36	5,000,000	5,705,400
Wake Forest University, Refunding, 4.00%, 1/01/37	5,000,000	5,696,000
Wake Forest University, Refunding, 4.00%, 1/01/38	2,500,000	2,843,325
Wake Forest University, Refunding, 4.00%, 1/01/39	4,250,000	4,829,658
North Carolina Capital Facilities Finance Agency Revenue,
Davidson College, 5.00%, 3/01/40	4,000,000	4,659,000
Davidson College, 5.00%, 3/01/45	3,500,000	4,044,950
Duke University Project, Refunding, Series A, 5.00%, 10/01/44	12,050,000	12,085,065
Duke University Project, Refunding, Series B, 5.00%, 10/01/38	20,000,000	21,927,800
Duke University Project, Refunding, Series B, 5.00%, 10/01/41	11,585,000	14,378,491
Duke University Project, Refunding, Series B, 4.75%, 7/01/42	10,000,000	10,022,400
Duke University Project, Series A, 5.00%, 10/01/39	2,615,000	2,622,714
Methodist University, 5.00%, 3/01/34	1,500,000	1,697,700
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, ETM, 6.50%, 1/01/18	3,000,000	3,228,930
Series A, Pre-Refunded, 5.00%, 1/01/24	10,000,000	10,566,400
Series C, Pre-Refunded, 6.75%, 1/01/24	3,500,000	3,981,040
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue,
Refunding, Series A, 5.00%, 1/01/26	800,000	870,280
Refunding, Series A, 5.00%, 1/01/30	2,070,000	2,621,096
Refunding, Series A, 5.00%, 1/01/30	1,400,000	1,517,278
Refunding, Series A, 5.00%, 1/01/32	4,200,000	5,181,918
Refunding, Series B, 5.00%, 1/01/21	5,000,000	5,623,350
Series A, Pre-Refunded, 5.00%, 1/01/26	1,700,000	1,865,393

106 Semiannual Report

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, (continued)
Series A, Pre-Refunded, 5.00%, 1/01/30	$3,270,000	$3,588,138
North Carolina State Capital Improvement Limited Obligation Revenue,
Series A, Pre-Refunded, 5.00%, 5/01/28	5,000,000	5,356,100
Series C, 5.00%, 5/01/29	10,000,000	11,689,700
North Carolina State GO,
Public Improvement, Series A, Pre-Refunded, 5.00%, 5/01/23	10,000,000	11,524,500
Public Improvement, Series A, Pre-Refunded, 5.00%, 5/01/24	10,000,000	11,524,500
Public Improvement, Series A, Pre-Refunded, 4.50%, 3/01/26	4,855,000	4,949,430
Refunding, Series A, 5.00%, 6/01/23	10,000,000	12,495,800
Refunding, Series B, 5.00%, 6/01/19	5,000,000	5,581,600
North Carolina State Infrastructure Financial Corp. COP, Capital Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 5/01/22	6,595,000	6,785,925
North Carolina State Medical Care Commission Health Care Facilities Revenue,
Appalachian Regional Healthcare System, Refunding, Series A, 6.50%, 7/01/31	5,000,000	5,772,300
Appalachian Regional Healthcare System, Refunding, Series A, 6.625%, 7/01/34	6,000,000	6,936,840
Blue Ridge HealthCare System Project, Refunding, Series A, NATL Insured, 5.00%, 1/01/33	10,805,000	10,831,688
Duke University Health System, Refunding, Series D, 4.00%, 6/01/42	7,500,000	8,425,275
Duke University Health System, Series A, 5.00%, 6/01/42	10,000,000	11,617,900
Duke University Health System, Series A, Pre-Refunded, 5.00%, 6/01/42	11,500,000	12,821,005
Duke University Health System, Series A, Pre-Refunded, 5.00%, 6/01/42	8,150,000	9,400,862
Novant Health Obligated Group, NATL Insured, 5.00%, 11/01/39	9,680,000	9,733,337
Novant Health Obligated Group, Refunding, Series A, 5.00%, 11/01/46	20,000,000	23,006,800
Rex Healthcare, Refunding, Series A, 5.00%, 7/01/30.	5,000,000	5,657,100
Scotland Memorial Hospital Project, Assured Guaranty, 5.50%, 10/01/19	305,000	305,985
Scotland Memorial Hospital Project, Assured Guaranty, 5.50%, 10/01/29	1,220,000	1,223,709
University Health System, Series D, Pre-Refunded, 6.25%, 12/01/33	10,000,000	11,229,100
Vidant Health, 5.00%, 6/01/40	5,000,000	5,997,050
Vidant Health, Refunding, Series A, 5.00%, 6/01/36	5,000,000	5,733,000
WakeMed Project, Refunding, Series A, 5.00%, 10/01/38	5,000,000	5,816,000
North Carolina State Medical Care Commission Health System Revenue,
[a] Mission Health Combined Group, Refunding, 4.00%, 10/01/31.	1,250,000	1,431,200
[a] Mission Health Combined Group, Refunding, 4.00%, 10/01/33.	1,500,000	1,703,085
[a] Mission Health Combined Group, Refunding, 4.00%, 10/01/34.	750,000	847,268
Mission Health Combined Group, Refunding, 5.00%, 10/01/36.	10,000,000	12,116,700
Mission Health Combined Group, Refunding, AGMC Insured, 5.00%, 10/01/36	5,000,000	5,207,250
North Carolina State Medical Care Commission Hospital Revenue,
Halifax Regional Medical Center Project, 5.00%, 8/15/24	1,800,000	1,800,774
North Carolina Baptist Hospital, Refunding, 5.00%, 6/01/34	10,000,000	11,166,300
North Carolina State Ports Authority Port Facilities Revenue, senior lien, Refunding, Series A, 5.25%,
2/01/40	6,000,000	6,665,880
North Carolina State Turnpike Authority Monroe Connector System State Appropriated Revenue, 5.00%,
7/01/41	5,000,000	5,772,800
North Carolina State University at Raleigh Revenue,
General, Refunding, Series A, 5.00%, 10/01/33	5,595,000	6,878,493
General, Refunding, Series A, 5.00%, 10/01/42	8,980,000	10,813,267
North Carolina Turnpike Authority Triangle Expressway System Revenue,
Series A, Assured Guaranty, 5.50%, 1/01/29	6,400,000	7,027,520
Series A, Assured Guaranty, 5.75%, 1/01/39	12,120,000	13,345,211

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Semiannual Report 107

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
Northern Hospital District of Surry County Health Care Facilities Revenue,
6.00%, 10/01/28.	$1,000,000	$1,064,690
6.25%, 10/01/38.	2,000,000	2,122,000
Oak Island Enterprise System Revenue,
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/34	1,540,000	1,758,526
Assured Guaranty, Pre-Refunded, 6.00%, 6/01/36	1,000,000	1,141,900
Series A, NATL Insured, 5.00%, 6/01/33	5,000,000	5,317,350
Onslow County Hospital Authority Mortgage Revenue,
Onslow Memorial Hospital Project, FHA Insured, Pre-Refunded, 5.00%, 4/01/31	5,345,000	5,361,944
Onslow Memorial Hospital Project, FHA Insured, Pre-Refunded, 5.00%, 10/01/34	5,645,000	5,662,895
Onslow Water and Sewer Authority Combined Enterprise System Revenue, Series A, NATL Insured,
Pre-Refunded, 5.00%, 6/01/33	7,500,000	8,059,500
Pitt County Revenue, Limited Obligation, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,130,130
Raleigh Combined Enterprise System Revenue,
5.00%, 3/01/40	11,915,000	13,667,458
Refunding, Series A, 5.00%, 3/01/43	10,000,000	11,677,300
Raleigh GO, Refunding, Series A, 5.00%, 9/01/30	5,000,000	6,477,600
Raleigh-Durham Airport Authority Airport Revenue,
Refunding, Series A, 5.00%, 5/01/27	350,000	441,280
Refunding, Series A, 5.00%, 5/01/29	1,000,000	1,250,770
Refunding, Series A, 5.00%, 5/01/30	550,000	683,452
Refunding, Series A, 5.00%, 5/01/36	10,785,000	12,146,283
Rockingham County COP, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/32	9,380,000	10,016,058
Union County Enterprise System Revenue, 5.00%, 6/01/34	1,000,000	1,262,410
University of North Carolina at Chapel Hill Revenue, Board of Governors of the University of North
Carolina, General, Pre-Refunded, 5.00%, 12/01/31	9,000,000	9,493,740
University of North Carolina at Charlotte Revenue,
General, 5.00%, 4/01/43	5,000,000	5,906,200
General, 5.00%, 4/01/45	5,315,000	6,406,967
General, Series A, 5.00%, 4/01/37	12,995,000	15,032,486
General, Series A, 5.00%, 4/01/41	18,000,000	20,699,280
General, Series B, AGMC Insured, Pre-Refunded, 5.00%, 4/01/32	5,000,000	5,126,600
University of North Carolina at Greensboro Revenue,
General, 5.00%, 4/01/39	3,500,000	4,166,400
General, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/34.	1,000,000	1,108,490
Refunding, 5.00%, 4/01/29	500,000	632,535
Refunding, 5.00%, 4/01/30	500,000	629,550
University of North Carolina at Wilmington COP, Student Housing Project, Assured Guaranty, Pre-
Refunded, 5.00%, 6/01/32	5,000,000	5,373,000
University of North Carolina at Wilmington Revenue, Student Housing Projects, Refunding, 5.00%,
6/01/37	3,000,000	3,531,120
University of North Carolina System Pool Revenue,
Series A, Assured Guaranty, 5.00%, 10/01/33	730,000	785,903
Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/33	4,270,000	4,647,468
Series A, NATL Insured, 5.00%, 10/01/33	695,000	696,960
Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/33	1,305,000	1,309,136
Wake County Revenue,
Limited Obligation, Pre-Refunded, 5.00%, 1/01/33	10,820,000	12,313,268
Limited Obligation, Pre-Refunded, 5.00%, 6/01/36	5,000,000	5,574,350
Limited Obligation, Pre-Refunded, 5.00%, 1/01/37	12,000,000	13,656,120

108 Semiannual Report

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin North Carolina Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
Western Carolina University Research and Development Corp. COP, Western Carolina University Student
Housing Project, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	$5,000,000	$5,373,000
Wilmington COP,
Series A, Pre-Refunded, 5.00%, 6/01/33	6,000,000	6,447,600
Series A, Pre-Refunded, 5.00%, 6/01/38	7,625,000	8,193,825
Wilmington Storm Water Fee Revenue,
AMBAC Insured, Pre-Refunded, 5.00%, 6/01/33	775,000	799,940
Refunding, AMBAC Insured, 5.00%, 6/01/33	225,000	231,716
Wilson COP, Public Facilities Project, Assured Guaranty, 5.00%, 5/01/33	3,000,000	3,173,760
Winston-Salem City Water and Sewer System Revenue,
Pre-Refunded, 5.00%, 6/01/39	5,000,000	5,581,600
Refunding, Series A, 5.00%, 6/01/33	2,350,000	2,888,832
Refunding, Series A, 4.00%, 6/01/37	5,000,000	5,799,000
Series A, Pre-Refunded, 5.00%, 6/01/32	7,590,000	7,840,015
		1,024,361,515
U.S. Territories 4.0%
Puerto Rico 4.0%
Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.25%, 7/01/33	6,500,000	4,225,000
Series WW, 5.50%, 7/01/38	5,200,000	3,393,000
Series XX, 5.25%, 7/01/40	19,135,000	12,437,750
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 6.00%, 8/01/42	45,750,000	24,361,875
		44,417,625
Total Municipal Bonds before Short Term Investments (Cost $1,025,802,619)		1,068,779,140

Short Term Investments 4.5%
Municipal Bonds 4.5%
North Carolina 4.5%
[b] The Charlotte-Mecklenburg Hospital Authority Health Care Revenue,
Carolinas HealthCare System, Refunding, Series B, Daily VRDN and Put, 0.54%, 1/15/38	29,155,000	29,155,000
Carolinas HealthCare System, Series H, Daily VRDN and Put, 0.60%, 1/15/45	22,010,000	22,010,000
Total Short Term Investments (Cost $51,165,000)		51,165,000
Total Investments (Cost $1,076,967,619) 99.5%		1,119,944,140
Other Assets, less Liabilities 0.5%.		5,328,578
Net Assets 100.0%		$1,125,272,718

See Abbreviations on page 141.

aSecurity purchased on a when-issued basis. See Note 1(b).
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

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FRANKLIN TAX-FREE TRUST

Financial Highlights
Franklin Virginia Tax-Free Income Fund
	Six Months Ended
	August 31, 2016		Year Ended February 28,
	(unaudited)	2016 [a]	2015	2014	2013	2012 [a]
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.54	$11.65	$11.42	$12.25	$12.10	$11.18
Income from investment operations[b]:
Net investment income[c]	0.20	0.42	0.44	0.43	0.43	0.48
Net realized and unrealized gains (losses)	0.18	(0.11)	0.23	(0.84)	0.16	0.93
Total from investment operations	0.38	0.31	0.67	(0.41)	0.59	1.41
Less distributions from net investment income .	(0.21)	(0.42)	(0.44)	(0.42)	(0.44)	(0.49)
Net asset value, end of period	$11.71	$11.54	$11.65	$11.42	$12.25	$12.10

Total return[d]	3.30%	2.72%	5.97%	(3.33)%	4.93%	12.84%

Ratios to average net assets[e]
Expenses.	0.64%	0.65%	0.65%	0.64%	0.64%	0.64%
Net investment income	3.49%	3.65%	3.82%	3.74%	3.55%	4.14%

Supplemental data
Net assets, end of period (000’s)	$562,906	$540,857	$558,068	$562,671	$779,288	$705,786
Portfolio turnover rate	4.16%	5.30%	8.16%	11.67%	10.96%	11.58%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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				FRANKLIN TAX-FREE TRUST
				FINANCIAL HIGHLIGHTS

Franklin Virginia Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2016		Year Ended February 28,
	(unaudited)	2016 [a]	2015	2014	2013	2012 [a]
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.72	$11.82	$11.58	$12.42	$12.26	$11.32
Income from investment operations[b]:
Net investment income[c]	0.18	0.36	0.38	0.37	0.37	0.42
Net realized and unrealized gains (losses)	0.17	(0.11)	0.24	(0.86)	0.16	0.94
Total from investment operations	0.35	0.25	0.62	(0.49)	0.53	1.36
Less distributions from net investment income .	(0.18)	(0.35)	(0.38)	(0.35)	(0.37)	(0.42)
Net asset value, end of period	$11.89	$11.72	$11.82	$11.58	$12.42	$12.26

Total return[d]	2.96%	2.20%	5.39%	(3.89)%	4.36%	12.25%

Ratios to average net assets[e]
Expenses.	1.19%	1.20%	1.20%	1.19%	1.19%	1.19%
Net investment income	2.94%	3.10%	3.27%	3.19%	3.00%	3.59%

Supplemental data
Net assets, end of period (000’s)	$115,335	$110,753	$116,566	$118,953	$171,973	$143,242
Portfolio turnover rate	4.16%	5.30%	8.16%	11.67%	10.96%	11.58%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin Virginia Tax-Free Income Fund (continued)
	Six Months Ended
	August 31, 2016		Year Ended February 28,
	(unaudited)	2016 [a]	2015	2014	2013	2012 [a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.54	$11.65	$11.42	$12.25	$12.10	$11.18
Income from investment operations[b]:
Net investment income[c]	0.21	0.43	0.46	0.45	0.45	0.49
Net realized and unrealized gains (losses)	0.18	(0.11)	0.22	(0.85)	0.15	0.93
Total from investment operations	0.39	0.32	0.68	(0.40)	0.60	1.42
Less distributions from net investment income .	(0.21)	(0.43)	(0.45)	(0.43)	(0.45)	(0.50)
Net asset value, end of period	$11.72	$11.54	$11.65	$11.42	$12.25	$12.10

Total return[d]	3.43%	2.82%	6.07%	(3.24)%	5.03%	12.95%

Ratios to average net assets[e]
Expenses.	0.54%	0.55%	0.55%	0.54%	0.54%	0.54%
Net investment income	3.59%	3.75%	3.92%	3.84%	3.65%	4.24%

Supplemental data
Net assets, end of period (000’s)	$62,176	$52,952	$46,724	$37,582	$41,592	$30,166
Portfolio turnover rate	4.16%	5.30%	8.16%	11.67%	10.96%	11.58%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN TAX-FREE TRUST

Statement of Investments, August 31, 2016 (unaudited)
Franklin Virginia Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 94.2%
Virginia 82.6%
Bristol Utility System Revenue, AGMC Insured, ETM, 5.00%, 7/15/21.	$1,245,000	$1,374,580
Capital Region Airport Commission Airport Revenue,
Series A, AGMC Insured, Pre-Refunded, 5.00%, 7/01/31	2,000,000	2,155,940
Series A, AGMC Insured, Pre-Refunded, 5.00%, 7/01/38	5,895,000	6,354,633
Charlotte County IDA Hospital Revenue, Halifax Regional Hospital Inc., 5.00%, 9/01/37	2,500,000	2,590,075
Chesterfield County EDA, PCR, Virginia Electric and Power Co. Project, Refunding, Series A, 5.00%,
5/01/23	5,000,000	5,502,850
Chesterfield County EDA Revenue,
Bon Secours Health System Inc., Series C-1, AGMC Insured, 5.00%, 11/01/42	2,250,000	2,509,088
Bon Secours Health System Inc., Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,921,200
[a] Fairfax County EDA Residential Care Facilities Mortgage Revenue,
Goodwin House Inc., Refunding, 5.00%, 10/01/36.	2,250,000	2,662,132
Goodwin House Inc., Refunding, 4.00%, 10/01/42.	1,500,000	1,620,765
Goodwin House Inc., Refunding, 5.00%, 10/01/42.	3,000,000	3,535,170
Fairfax County EDA Transportation District Improvement Revenue, Silver Line Phase I Project, Pre-
Refunded, 5.00%, 4/01/36	10,000,000	11,475,000
Fairfax County IDAR,
Health Care, Inova Health System Project, Refunding, Series A, 5.50%, 5/15/35	6,445,000	7,222,396
Health Care, Inova Health System Project, Refunding, Series C, 5.00%, 5/15/25	3,500,000	3,882,690
Health Care, Inova Health System Project, Series A, 5.00%, 5/15/44	2,500,000	3,016,325
Health Care, Inova Health System Project, Series A, Pre-Refunded, 5.50%, 5/15/35	3,555,000	4,000,015
Hampton Roads Sanitation District Wastewater Revenue,
Pre-Refunded, 5.00%, 4/01/33	6,330,000	6,759,237
Pre-Refunded, 5.00%, 4/01/33	3,670,000	3,915,890
Pre-Refunded, 5.00%, 4/01/38	16,000,000	17,084,960
Refunding, Sub Series A, 5.00%, 8/01/43	6,700,000	8,307,129
Henrico County EDA Revenue, Bon Secours Health System Inc., Refunding, 5.00%, 11/01/30	7,000,000	8,179,010
Henrico County Water and Sewer System Revenue,
Refunding, 5.00%, 5/01/42	4,000,000	5,008,640
Refunding, 5.00%, 5/01/46	5,720,000	7,139,704
Hopewell Sewer System Revenue, Refunding, Series A, 5.00%, 7/15/42	4,850,000	5,515,517
Lexington IDA Educational Facilities Revenue,
VMI Development Board Inc. Project, Series C, Pre-Refunded, 5.00%, 12/01/36	5,000,000	5,574,350
Washington and Lee University, 5.00%, 1/01/43	10,000,000	11,616,100
Loudoun County Sanitation Authority Water and Sewer Revenue, Refunding, 5.00%, 1/01/29	4,770,000	6,036,960
Manassas Park GO, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 4/01/29	5,545,000	5,685,399
Montgomery County IDA Public Facilities Lease Revenue, Public Projects, Pre-Refunded, 5.00%, 2/01/29	6,500,000	6,895,070
Newport News GO, General Improvement, Refunding, Series A, 5.00%, 8/01/28	2,130,000	2,761,353
Norfolk GO,
Capital Improvement, Refunding, Series A, 5.00%, 8/01/32	5,845,000	7,164,450
Capital Improvement, Refunding, Series C, 5.00%, 10/01/42	7,825,000	8,951,878
Northern Virginia Transportation Authority Transportation Special Tax Revenue,
5.00%, 6/01/31	4,565,000	5,600,616
5.00%, 6/01/32	2,795,000	3,417,810
5.00%, 6/01/33	3,000,000	3,656,430
Patrick County EDA Lease Revenue, School Projects, Assured Guaranty, Pre-Refunded, 5.25%, 3/01/39	6,435,000	6,872,065
Pittsylvania County School GO, Series B, Pre-Refunded, 5.75%, 2/01/30	5,800,000	6,501,104
Portsmouth GO, Public Utility, Refunding, Series A, 5.00%, 7/15/41	10,000,000	11,808,000
Prince William County IDA Health Care Facilities Revenue, Novant Health Obligation Group, Prince William
Hospital, Refunding, Series B, 5.00%, 11/01/46	10,000,000	11,503,400

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Virginia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Virginia (continued)
Prince William County IDA Revenue, George Mason University Foundation, Prince William Life Sciences
Lab LLC Project, Series AA, 5.125%, 9/01/41	$3,200,000	$3,673,952
Richmond Public Utility Revenue,
Refunding, Series A, 5.00%, 1/15/35	11,495,000	12,532,884
Refunding, Series A, 5.00%, 1/15/43	10,000,000	11,795,700
Riverside Regional Jail Authority Jail Facility Revenue,
NATL Insured, Pre-Refunded, 5.00%, 7/01/28	7,000,000	7,253,120
NATL Insured, Pre-Refunded, 5.00%, 7/01/32	22,000,000	22,795,520
Refunding, 5.00%, 7/01/31	6,215,000	7,692,803
Roanoke County EDA Lease Revenue, Public Facility Projects, Assured Guaranty, Pre-Refunded, 5.125%,
10/15/37	10,000,000	10,926,600
Roanoke EDA Hospital Revenue, Carilion Clinic Obligated Group, Refunding, 5.00%, 7/01/33	10,615,000	12,001,531
Roanoke IDA Hospital Revenue,
Carilion Health System Obligated Group, Series B, AGMC Insured, 5.00%, 7/01/38	3,950,000	4,368,226
Carilion Health System Obligated Group, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38 .	50,000	57,802
Smyth County GO, Public Improvement, Series A, 5.00%, 11/01/31	4,145,000	4,819,226
Stafford County and Staunton IDAR,
Virginia Municipal League Assn. of Counties Finance Program, Series E, XLCA Insured, Pre-
Refunded, 5.00%, 8/01/37	3,025,000	3,268,603
Virginia Municipal League Assn. of Counties Finance Program, XLCA Insured, 5.00%, 8/01/37	960,000	1,037,309
Suffolk GO,
Refunding, 5.00%, 2/01/41	10,000,000	11,403,100
Refunding, 5.00%, 6/01/42	10,000,000	11,490,400
University of Virginia Revenue,
General, Refunding, 5.00%, 6/01/40	17,750,000	18,924,162
General, Refunding, Series A, 5.00%, 6/01/43	15,000,000	18,000,150
Upper Occoquan Sewage Authority Regional Sewerage Revenue, Refunding, 5.00%, 7/01/28	10,000,000	12,767,200
Virginia Beach Development Authority Public Facility Revenue, Series A, Pre-Refunded, 5.00%, 7/15/27	5,635,000	5,848,397
Virginia College Building Authority Educational Facilities Revenue,
Liberty University Projects, 5.25%, 3/01/29	2,860,000	3,283,909
Liberty University Projects, 5.00%, 3/01/41	26,855,000	30,162,462
Public Higher Education Financing Program, Series A, Pre-Refunded, 5.00%, 9/01/33	4,010,000	4,350,329
Washington and Lee University, Refunding, Series A, 5.00%, 1/01/40	5,000,000	6,016,750
Virginia Port Authority Port Facilities Revenue, Refunding, 5.00%, 7/01/40	6,000,000	6,565,260
Virginia State HDA Commonwealth Mortgage Revenue, Series C, Sub Series C-5, 4.80%, 7/01/38	8,500,000	9,427,435
Virginia State HDA Revenue,
Rental Housing, Series B, 5.625%, 6/01/39	7,240,000	7,848,450
Rental Housing, Series B, 5.00%, 6/01/45	3,050,000	3,297,873
Rental Housing, Series E, 5.00%, 10/01/44	6,540,000	6,964,511
Rental Housing, Series F, 5.05%, 12/01/44	12,125,000	12,977,145
Rental Housing, Series F, 5.00%, 4/01/45.	2,125,000	2,291,770
Virginia State Public School Authority Revenue,
School Financing, 1997 Resolution, Refunding, Series A, 5.00%, 8/01/26	6,000,000	7,715,100
School Financing, 1997 Resolution, Refunding, Series B, 5.00%, 8/01/24	10,000,000	12,735,700
Special Obligation Fluvanna County, School Financing, Pre-Refunded, 6.00%, 12/01/32	5,000,000	5,586,850
Virginia State Resources Authority Infrastructure and State Moral Obligation Revenue, Virginia Pooled
Financing Program, Series B, 5.00%, 11/01/41	9,410,000	11,067,760
Virginia State Resources Authority Infrastructure Revenue,
2014, Senior Series A, Pre-Refunded, 5.00%, 11/01/31	3,200,000	3,221,600
2014, Senior Series A, Pre-Refunded, 5.00%, 11/01/36	895,000	901,041
Senior Series A, Pre-Refunded, 5.00%, 11/01/31	1,800,000	1,812,150

114 Semiannual Report

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FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Virginia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
Virginia (continued)
Virginia State Resources Authority Infrastructure Revenue, (continued)
Senior Series A, Pre-Refunded, 5.00%, 11/01/36	$4,020,000	$4,047,135
Virginia Pooled Financing Program, Pre-Refunded, 5.00%, 11/01/38.	1,465,000	1,597,700
Virginia Pooled Financing Program, Refunding, 5.00%, 11/01/45	5,255,000	6,468,642
Virginia Pooled Financing Program, Refunding, Series B, 5.00%, 11/01/27	1,000,000	1,304,340
Virginia Pooled Financing Program, Refunding, Series B, 5.00%, 11/01/28	1,000,000	1,297,850
Virginia Pooled Financing Program, Refunding, Series B, 4.00%, 11/01/30	1,000,000	1,173,890
Virginia Pooled Financing Program, Refunding, Series B, 4.00%, 11/01/31	800,000	935,120
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/38	135,000	146,139
Virginia Pooled Financing Program, Senior Series B, Pre-Refunded, 5.00%, 11/01/32	2,360,000	2,475,168
Virginia Pooled Financing Program, Senior Series B, Pre-Refunded, 5.00%, 11/01/32	145,000	152,421
Virginia Pooled Financing Program, Series A, 5.00%, 11/01/38	5,165,000	6,396,491
Virginia State Small Business Financing Authority Healthcare Facilities Revenue, Sentara Healthcare,
Refunding, 5.00%, 11/01/40.	23,000,000	25,955,500
Winchester EDA Hospital Revenue, Valley Health System Obligated Group, Refunding, 5.00%, 1/01/44	5,000,000	5,874,200
Winchester IDA Hospital Revenue, Valley Health System Obligated Group, Series E, Pre-Refunded,
5.625%, 1/01/44	3,350,000	3,728,081
		611,213,388
District of Columbia 8.5%
Metropolitan Washington Airports Authority Airport System Revenue,
Refunding, Series A, 5.00%, 10/01/35	12,000,000	13,769,640
Refunding, Series A, AGMC Insured, 5.00%, 10/01/32	10,000,000	10,027,900
Refunding, Series B, 5.00%, 10/01/30	745,000	944,027
Refunding, Series B, 5.00%, 10/01/32	1,000,000	1,256,790
Refunding, Series B, BHAC Insured, 5.00%, 10/01/29	3,000,000	3,362,790
Refunding, Series C, 5.125%, 10/01/34	6,450,000	6,986,640
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue,
first senior lien, Series A, 5.00%, 10/01/39	10,000,000	11,001,700
first senior lien, Series A, 5.25%, 10/01/44	12,000,000	13,299,120
Washington Metropolitan Area Transit Authority Gross Revenue, Transit, Series A, 5.125%, 7/01/32	2,000,000	2,215,780
		62,864,387
U.S. Territories 3.1%
Puerto Rico 3.1%
Puerto Rico Electric Power Authority Power Revenue,
Series WW, 5.50%, 7/01/38	5,200,000	3,393,000
Series XX, 5.25%, 7/01/40	8,400,000	5,460,000
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.375%, 8/01/39	1,000,000	520,000
first subordinate, Series A, 6.00%, 8/01/42.	20,000,000	10,650,000
first subordinate, Series C, 5.50%, 8/01/40.	6,000,000	3,135,000
		23,158,000
Total Municipal Bonds before Short Term Investments (Cost $659,051,029)		697,235,775

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Semiannual Report 115

FRANKLIN TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Virginia Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Short Term Investments 3.1%
Municipal Bonds 3.1%
Virginia 3.1%
[b] Fairfax County EDA Revenue, Smithsonian Institution Issue, Series B, Weekly VRDN and Put, 0.59%,
12/01/33	$10,265,000	$10,265,000
[b] Loudoun County IDAR, Howard Hughes Medical Institution Issue, Series E, Weekly VRDN and Put, 0.64%,
2/15/38	10,000,000	10,000,000
[b] Virginia College Building Authority Educational Facilities Revenue, University Richmond Project, Daily
VRDN and Put, 0.60%, 11/01/36	2,900,000	2,900,000
Total Short Term Investments (Cost $23,165,000)		23,165,000
Total Investments (Cost $682,216,029) 97.3%		720,400,775
Other Assets, less Liabilities 2.7%		20,016,437
Net Assets 100.0%.		$740,417,212

See Abbreviations on page 141.

aSecurity purchased on a when-issued basis. See Note 1(b).
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

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	FRANKLIN TAX-FREE TRUST

Financial Statements

Statements of Assets and Liabilities
August 31, 2016 (unaudited)

	Franklin	Franklin	Franklin
	Alabama	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Assets:
Investments in securities:
Cost	$275,888,332	$736,946,022	$546,474,465
Value	$289,896,933	$792,201,312	$582,635,194
Cash	12,970,188	205,185	5,067,328
Receivables:
Investment securities sold	—	2,101,389	—
Capital shares sold	343,159	1,033,231	924,555
Interest	3,580,320	10,285,573	5,640,212
Other assets	96	264	185
Total assets	306,790,696	805,826,954	594,267,474
Liabilities:
Payables:
Investment securities purchased	4,458,640	3,941,945	—
Capital shares redeemed	432,754	1,518,718	878,122
Management fees	133,752	320,262	242,635
Distribution fees	52,348	112,797	113,228
Transfer agent fees	15,734	43,371	34,533
Distributions to shareholders	114,660	511,322	214,959
Accrued expenses and other liabilities	19,726	19,398	23,190
Total liabilities	5,227,614	6,467,813	1,506,667
Net assets, at value	$301,563,082	$799,359,141	$592,760,807
Net assets consist of:
Paid-in capital	$292,457,444	$785,348,950	$567,440,224
Undistributed net investment income	429,086	2,235,046	732,429
Net unrealized appreciation (depreciation)	14,008,601	55,255,290	36,160,729
Accumulated net realized gain (loss)	(5,332,049)	(43,480,145)	(11,572,575)
Net assets, at value	$301,563,082	$799,359,141	$592,760,807
Class A:
Net assets, at value	$243,530,073	$701,828,387	$456,874,718
Shares outstanding	21,070,060	62,163,823	36,579,944
Net asset value per share[a]	$11.56	$11.29	$12.49
Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.07	$11.79	$13.04
Class C:
Net assets, at value	$58,033,009	$97,530,754	$135,886,089
Shares outstanding	4,959,691	8,469,097	10,729,490
Net asset value and maximum offering price per share[a]	$11.70	$11.52	$12.66

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
August 31, 2016 (unaudited)

	Franklin	Franklin	Franklin
	Kentucky	Louisiana	Maryland
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Assets:
Investments in securities:
Cost	$165,129,939	$421,217,659	$511,369,318
Value	$176,424,938	$448,011,177	$530,542,418
Cash	724,603	124,877	1,375,693
Receivables:
Investment securities sold	525,347	—	—
Capital shares sold	187,650	498,568	4,365,679
Interest	2,163,255	4,926,950	5,580,149
Other assets	59	135	174
Total assets	180,025,852	453,561,707	541,864,113
Liabilities:
Payables:
Investment securities purchased	—	10,333,709	—
Capital shares redeemed	201,582	891,594	1,046,294
Management fees	85,103	186,350	222,860
Distribution fees	15,180	71,111	99,679
Transfer agent fees	11,698	32,334	35,338
Distributions to shareholders	37,022	49,536	205,376
Accrued expenses and other liabilities	25,640	31,150	15,538
Total liabilities	376,225	11,595,784	1,625,085
Net assets, at value	$179,649,627	$441,965,923	$540,239,028
Net assets consist of:
Paid-in capital	$175,369,994	$433,203,988	$538,090,814
Undistributed net investment income	220,786	529,885	1,286,812
Net unrealized appreciation (depreciation)	11,294,999	26,793,518	19,173,100
Accumulated net realized gain (loss)	(7,236,152)	(18,561,468)	(18,311,698)
Net assets, at value	$179,649,627	$441,965,923	$540,239,028
Class A:
Net assets, at value	$179,649,627	$369,673,863	$386,983,581
Shares outstanding	15,729,514	31,811,320	33,515,988
Net asset value per share[a]	$11.42	$11.62	$11.55
Maximum offering price per share (net asset value per share ÷ 95.75%)	$11.93	$12.14	$12.06
Class C:
Net assets, at value		$72,292,060	$122,473,272
Shares outstanding		6,128,847	10,412,071
Net asset value and maximum offering price per share[a]		$11.80	$11.76
Advisor Class:
Net assets, at value			$30,782,175
Shares outstanding			2,664,022
Net asset value and maximum offering price per share			$11.55

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)
August 31, 2016 (unaudited)

	Franklin	Franklin	Franklin
	Missouri	North Carolina	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Assets:
Investments in securities:
Cost	$1,081,663,103	$1,076,967,619	$682,216,029
Value	$1,129,279,822	$1,119,944,140	$720,400,775
Cash	20,805,814	2,354,147	17,782,922
Receivables:
Investment securities sold	—	—	2,101,389
Capital shares sold	2,494,730	2,532,989	1,188,562
Interest	13,655,435	12,660,101	8,344,153
Other assets	369	369	238
Total assets	1,166,236,170	1,137,491,746	749,818,039
Liabilities:
Payables:
Investment securities purchased	—	8,553,615	7,748,198
Capital shares redeemed	2,367,889	2,576,481	960,475
Management fees.	456,046	441,904	297,936
Distribution fees	175,208	185,339	111,060
Transfer agent fees	69,293	70,234	44,999
Distributions to shareholders	315,629	375,528	220,378
Accrued expenses and other liabilities	15,686	15,927	17,781
Total liabilities	3,399,751	12,219,028	9,400,827
Net assets, at value	$1,162,836,419	$1,125,272,718	$740,417,212
Net assets consist of:
Paid-in capital	$1,150,732,629	$1,128,808,459	$732,255,278
Undistributed net investment income	3,114,392	3,556,584	1,254,585
Net unrealized appreciation (depreciation)	47,616,719	42,976,521	38,184,746
Accumulated net realized gain (loss)	(38,627,321)	(50,068,846)	(31,277,397)
Net assets, at value	$1,162,836,419	$1,125,272,718	$740,417,212
Class A:
Net assets, at value	$917,799,719	$810,931,150	$562,905,754
Shares outstanding	75,406,595	66,951,130	48,075,838
Net asset value per share[a]	$12.17	$12.11	$11.71
Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.71	$12.65	$12.23
Class C:
Net assets, at value	$178,057,488	$211,847,435	$115,335,324
Shares outstanding	14,492,266	17,227,864	9,698,776
Net asset value and maximum offering price per share[a]	$12.29	$12.30	$11.89
Advisor Class:
Net assets, at value	$66,979,212	$102,494,133	$62,176,134
Shares outstanding	5,500,245	8,462,238	5,307,335
Net asset value and maximum offering price per share	$12.18	$12.11	$11.72

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Operations
for the six months ended August 31, 2016 (unaudited)

	Franklin	Franklin	Franklin
	Alabama	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Investment income:
Interest	$6,038,907	$17,686,269	$11,488,750
Expenses:
Management fees (Note 3a)	782,544	1,896,954	1,419,581
Distribution fees: (Note 3c)
Class A.	118,781	350,219	222,825
Class C	181,991	301,364	430,012
Transfer agent fees: (Note 3e)
Class A.	44,412	127,191	95,934
Class C	10,465	16,840	28,481
Custodian fees	1,282	3,307	2,508
Reports to shareholders	8,261	17,042	14,633
Registration and filing fees	4,895	9,234	5,482
Professional fees.	21,184	28,501	22,507
Trustees’ fees and expenses.	676	1,928	1,297
Other	10,897	21,377	19,906
Total expenses	1,185,388	2,773,957	2,263,166
Net investment income	4,853,519	14,912,312	9,225,584
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(682,934)	(1,545,727)	34,879
Net change in unrealized appreciation (depreciation) on investments	5,978,285	8,482,534	7,860,313
Net realized and unrealized gain (loss)	5,295,351	6,936,807	7,895,192
Net increase (decrease) in net assets resulting from operations	$10,148,870	$21,849,119	$17,120,776

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		FRANKLIN TAX-FREE TRUST
		FINANCIAL STATEMENTS

Statements of Operations (continued)
for the six months ended August 31, 2016 (unaudited)

	Franklin	Franklin	Franklin
	Kentucky	Louisiana	Maryland
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Investment income:
Interest.	$3,794,114	$8,675,594	$10,896,335
Expenses:
Management fees (Note 3a)	501,386	1,079,635	1,304,663
Distribution fees: (Note 3c)
Class A.	88,388	177,179	188,711
Class C	—	230,414	388,699
Transfer agent fees: (Note 3e)
Class A.	38,710	74,380	82,025
Class C	—	14,882	25,989
Advisor Class	—	—	6,583
Custodian fees	746	1,823	2,281
Reports to shareholders	6,788	11,931	14,354
Registration and filing fees	1,993	4,507	7,401
Professional fees	19,336	25,001	24,409
Trustees’ fees and expenses	411	964	1,273
Other	10,316	14,527	15,738
Total expenses	668,074	1,635,243	2,062,126
Net investment income	3,126,040	7,040,351	8,834,209
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(433,396)	(48)	341,420
Net change in unrealized appreciation (depreciation) on investments	2,088,194	4,696,765	9,117,501
Net realized and unrealized gain (loss)	1,654,798	4,696,717	9,458,921
Net increase (decrease) in net assets resulting from operations	$4,780,838	$11,737,068	$18,293,130

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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Operations (continued)
for the six months ended August 31, 2016 (unaudited)

	Franklin	Franklin	Franklin
	Missouri	North Carolina	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Investment income:
Interest	$23,430,092	$22,424,856	$14,986,564
Expenses:
Management fees (Note 3a)	2,667,594	2,619,600	1,750,132
Distribution fees: (Note 3c)
Class A	452,582	405,360	277,427
Class C	564,125	682,774	369,659
Transfer agent fees: (Note 3e)
Class A	197,513	166,406	119,487
Class C	37,879	43,126	24,490
Advisor Class	12,332	19,622	12,320
Custodian fees	4,906	4,867	3,038
Reports to shareholders.	29,087	28,119	17,241
Registration and filing fees	7,822	7,678	7,798
Professional fees	31,896	31,646	25,731
Trustees’ fees and expenses.	2,628	2,684	1,726
Other	24,730	26,969	17,462
Total expenses	4,033,094	4,038,851	2,626,511
Net investment income	19,396,998	18,386,005	12,360,053
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	739	227,906	(1,920,000)
Net change in unrealized appreciation (depreciation) on investments	10,934,728	12,603,789	12,626,586
Net realized and unrealized gain (loss)	10,935,467	12,831,695	10,706,586
Net increase (decrease) in net assets resulting from operations	$30,332,465	$31,217,700	$23,066,639

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			FRANKLIN TAX-FREE TRUST
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Alabama		Franklin Florida
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2016	Year Ended	August 31, 2016	Year Ended
	(unaudited)	February 29, 2016	(unaudited)	February 29, 2016
Increase (decrease) in net assets:
Operations:
Net investment income	$4,853,519	$10,042,674	$14,912,312	$31,113,186
Net realized gain (loss)	(682,934)	270,524	(1,545,727)	(7,459,093)
Net change in unrealized appreciation
(depreciation)	5,978,285	(5,315,636)	8,482,534	(6,351,740)
Net increase (decrease) in net
assets resulting from operations	10,148,870	4,997,562	21,849,119	17,302,353
Distributions to shareholders from:
Net investment income:
Class A	(3,995,642)	(8,308,773)	(13,393,011)	(27,801,975)
Class C	(777,847)	(1,680,534)	(1,480,519)	(2,954,191)
Total distributions to shareholders	(4,773,489)	(9,989,307)	(14,873,530)	(30,756,166)
Capital share transactions: (Note 2)
Class A	10,972,170	7,671,573	6,052,042	(23,512,619)
Class C	2,928,667	1,597,148	7,956,570	354,834
Total capital share transactions	13,900,837	9,268,721	14,008,612	(23,157,785)
Net increase (decrease) in net
assets	19,276,218	4,276,976	20,984,201	(36,611,598)
Net assets:
Beginning of period	282,286,864	278,009,888	778,374,940	814,986,538
End of period	$301,563,082	$282,286,864	$799,359,141	$778,374,940
Undistributed net investment income
included in net assets:
End of period	$429,086	$349,056	$2,235,046	$2,196,264

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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Georgia		Franklin Kentucky
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2016	Year Ended	August 31, 2016	Year Ended
	(unaudited)	February 29, 2016	(unaudited)	February 29, 2016
Increase (decrease) in net assets:
Operations:
Net investment income	$9,225,584	$18,870,724	$3,126,040	$6,124,414
Net realized gain (loss)	34,879	337,719	(433,396)	(1,071,309)
Net change in unrealized appreciation
(depreciation)	7,860,313	(6,249,241)	2,088,194	(1,913,799)
Net increase (decrease) in net
assets resulting from operations	17,120,776	12,959,202	4,780,838	3,139,306
Distributions to shareholders from:
Net investment income:
Class A	(7,540,627)	(15,075,745)	(3,112,367)	(6,184,261)
Class C	(1,844,791)	(3,763,625)	—	—
Total distributions to shareholders	(9,385,418)	(18,839,370)	(3,112,367)	(6,184,261)
Capital share transactions: (Note 2)
Class A	21,836,095	23,055,908	4,888,583	7,859,148
Class C	7,969,216	4,176,589	—	—
Total capital share transactions	29,805,311	27,232,497	4,888,583	7,859,148
Net increase (decrease) in net
assets	37,540,669	21,352,329	6,557,054	4,814,193
Net assets:
Beginning of period	555,220,138	533,867,809	173,092,573	168,278,380
End of period	$592,760,807	$555,220,138	$179,649,627	$173,092,573
Undistributed net investment income
included in net assets:
End of period	$732,429	$892,263	$220,786	$207,113

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			FRANKLIN TAX-FREE TRUST
			FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Louisiana		Franklin Maryland
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2016	Year Ended	August 31, 2016	Year Ended
	(unaudited)	February 29, 2016	(unaudited)	February 29, 2016
Increase (decrease) in net assets:
Operations:
Net investment income	$7,040,351	$14,515,781	$8,834,209	$18,599,918
Net realized gain (loss)	(48)	(113,850)	341,420	(371,493)
Net change in unrealized appreciation
(depreciation)	4,696,765	(3,926,278)	9,117,501	(9,749,369)
Net increase (decrease) in net
assets resulting from operations	11,737,068	10,475,653	18,293,130	8,479,056
Distributions to shareholders from:
Net investment income:
Class A	(6,303,112)	(12,386,023)	(6,792,204)	(13,569,122)
Class C	(1,049,941)	(2,155,696)	(1,787,110)	(3,562,299)
Advisor Class	—	—	(559,429)	(1,011,319)
Total distributions to shareholders	(7,353,053)	(14,541,719)	(9,138,743)	(18,142,740)
Capital share transactions: (Note 2)
Class A	30,246,830	8,443,338	10,805,329	(16,351,897)
Class C	3,230,626	712,997	3,199,635	(6,003,131)
Advisor Class	—	—	1,787,854	1,829,217
Total capital share transactions	33,477,456	9,156,335	15,792,818	(20,525,811)
Net increase (decrease) in net
assets	37,861,471	5,090,269	24,947,205	(30,189,495)
Net assets:
Beginning of period	404,104,452	399,014,183	515,291,823	545,481,318
End of period	$441,965,923	$404,104,452	$540,239,028	$515,291,823
Undistributed net investment income
included in net assets:
End of period	$529,885	$842,587	$1,286,812	$1,591,346

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FRANKLIN TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Missouri		Franklin North Carolina
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2016	Year Ended	August 31, 2016	Year Ended
	(unaudited)	February 29, 2016	(unaudited)	February 29, 2016
Increase (decrease) in net assets:
Operations:
Net investment income	$19,396,998	$39,202,266	$18,386,005	$38,828,644
Net realized gain (loss)	739	(3,546,348)	227,906	(4,651,622)
Net change in unrealized appreciation
(depreciation)	10,934,728	(12,626,848)	12,603,789	(13,684,625)
Net increase (decrease) in net
assets resulting from operations	30,332,465	23,029,070	31,217,700	20,492,397
Distributions to shareholders from:
Net investment income:
Class A	(15,801,300)	(31,160,617)	(13,749,814)	(28,390,715)
Class C	(2,527,844)	(4,880,725)	(2,937,714)	(6,050,915)
Advisor Class	(1,009,331)	(1,444,192)	(1,666,707)	(2,883,340)
Total distributions to shareholders	(19,338,475)	(37,485,534)	(18,354,235)	(37,324,970)
Capital share transactions: (Note 2)
Class A	28,221,619	2,458,679	6,939,395	(34,474,895)
Class C	9,074,887	3,150,107	3,115,663	(8,545,506)
Advisor Class	20,363,064	8,894,074	12,277,373	13,272,666
Total capital share transactions	57,659,570	14,502,860	22,332,431	(29,747,735)
Net increase (decrease) in net
assets	68,653,560	46,396	35,195,896	(46,580,308)
Net assets:
Beginning of period	1,094,182,859	1,094,136,463	1,090,076,822	1,136,657,130
End of period	$1,162,836,419	$1,094,182,859	$1,125,272,718	$1,090,076,822
Undistributed net investment income
included in net assets:
End of period	$3,114,392	$3,055,869	$3,556,584	$3,524,814

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	FRANKLIN TAX-FREE TRUST
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Virginia
	Tax-Free Income Fund
	Six Months Ended
	August 31, 2016	Year Ended
	(unaudited)	February 29, 2016
Increase (decrease) in net assets:
Operations:
Net investment income	$12,360,053	$25,187,602
Net realized gain (loss)	(1,920,000)	(1,702,572)
Net change in unrealized appreciation (depreciation)	12,626,586	(5,630,104)
Net increase (decrease) in net assets resulting from operations	23,066,639	17,854,926
Distributions to shareholders from:
Net investment income:
Class A	(9,822,363)	(19,771,249)
Class C.	(1,673,478)	(3,407,224)
Advisor Class	(1,036,718)	(1,845,397)
Total distributions to shareholders	(12,532,559)	(25,023,870)
Capital share transactions: (Note 2)
Class A	14,015,455	(11,619,247)
Class C.	2,908,223	(4,697,247)
Advisor Class	8,397,935	6,689,101
Total capital share transactions	25,321,613	(9,627,393)
Net increase (decrease) in net assets	35,855,693	(16,796,337)
Net assets:
Beginning of period	704,561,519	721,357,856
End of period	$740,417,212	$704,561,519
Undistributed net investment income included in net assets:
End of period	$1,254,585	$1,427,091

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FRANKLIN TAX-FREE TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-three separate funds, nine of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The financial statements of the remaining funds in the Trust are presented separately. The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

Class A
Franklin Kentucky Tax-Free Income Fund
Class A & Class C
Franklin Alabama Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Class A, Class C & Advisor Class
Franklin Maryland Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
Effective September 15, 2016, the following funds began
offering a new class of shares:

Advisor Class
Franklin Alabama Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
The following summarizes the Funds’ significant accounting
policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an

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FRANKLIN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

Certain or all Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2016, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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1. Organization and Significant Accounting

Policies (continued)

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At August 31, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Alabama		Franklin Florida
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended August 31, 2016
Shares sold.	1,630,457	$18,661,489	2,971,724	$33,376,299
Shares issued in reinvestment of distributions	299,445	3,433,397	932,950	10,495,255
Shares redeemed	(971,290)	(11,122,716)	(3,368,391)	(37,819,512)
Net increase (decrease)	958,612	$10,972,170	536,283	$6,052,042
Year ended February 29, 2016
Shares sold.	2,246,975	$25,534,442	5,619,174	$62,724,956
Shares issued in reinvestment of distributions	618,447	7,010,658	1,893,590	21,110,674
Shares redeemed	(2,190,842)	(24,873,527)	(9,632,370)	(107,348,249)
Net increase (decrease)	674,580	$7,671,573	(2,119,606)	$(23,512,619)
Class C Shares:
Six Months ended August 31, 2016
Shares sold.	444,624	$5,161,340	1,048,806	$12,035,177
Shares issued in reinvestment of distributions	54,876	636,902	110,950	1,272,896
Shares redeemed	(247,868)	(2,869,575)	(467,441)	(5,351,503)
Net increase (decrease)	251,632	$2,928,667	692,315	$7,956,570
Year ended February 29, 2016
Shares sold.	665,713	$7,647,451	1,221,875	$13,908,069
Shares issued in reinvestment of distributions	116,424	1,335,739	217,043	2,466,334
Shares redeemed	(643,671)	(7,386,042)	(1,410,207)	(16,019,569)
Net increase (decrease)	138,466	$1,597,148	28,711	$354,834

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	Franklin Georgia		Franklin Kentucky
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended August 31, 2016
Shares sold	2,963,348	$36,786,649	1,072,659	$12,202,679
Shares issued in reinvestment of distributions	521,512	6,477,775	253,739	2,886,689
Shares redeemed	(1,728,097)	(21,428,329)	(897,507)	(10,200,785)
Net increase (decrease)	1,756,763	$21,836,095	428,891	$4,888,583
Year ended February 29, 2016
Shares sold	5,242,679	$64,429,223	1,866,814	$21,141,143
Shares issued in reinvestment of distributions	1,043,474	12,812,959	499,719	5,652,590
Shares redeemed	(4,410,770)	(54,186,274)	(1,675,186)	(18,934,585)
Net increase (decrease)	1,875,383	$23,055,908	691,347	$7,859,148
Class C Shares:
Six Months ended August 31, 2016
Shares sold	1,125,875	$14,170,826
Shares issued in reinvestment of distributions	123,785	1,558,968
Shares redeemed	(615,909)	(7,760,578)
Net increase (decrease)	633,751	$7,969,216
Year ended February 29, 2016
Shares sold	1,298,397	$16,170,412
Shares issued in reinvestment of distributions	253,020	3,148,772
Shares redeemed	(1,216,899)	(15,142,595)
Net increase (decrease)	334,518	$4,176,589

	Franklin Louisiana		Franklin Maryland
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended August 31, 2016
Shares sold	3,884,521	$44,895,702	2,781,350	$31,897,071
Shares issued in reinvestment of distributions	522,246	6,040,322	513,892	5,887,217
Shares redeemed	(1,789,666)	(20,689,194)	(2,359,690)	(26,978,959)
Net increase (decrease)	2,617,101	$30,246,830	935,552	$10,805,329
Year ended February 29, 2016
Shares sold	3,697,013	$42,399,437	2,616,125	$29,611,014
Shares issued in reinvestment of distributions	1,021,273	11,694,549	1,003,607	11,342,772
Shares redeemed	(3,990,006)	(45,650,648)	(5,073,512)	(57,305,683)
Net increase (decrease)	728,280	$8,443,338	(1,453,780)	$(16,351,897)

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2. Shares of Beneficial Interest (continued)

	Franklin Louisiana		Franklin Maryland
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class C Shares:
Six Months ended August 31, 2016
Shares sold	486,018	$5,700,129	797,281	$9,294,603
Shares issued in reinvestment of distributions	84,181	988,105	133,037	1,552,287
Shares redeemed	(294,756)	(3,457,608)	(657,945)	(7,647,255)
Net increase (decrease)	275,443	$3,230,626	272,373	$3,199,635
Year ended February 29, 2016
Shares sold	699,671	$8,139,409	801,636	$9,242,470
Shares issued in reinvestment of distributions	174,146	2,022,869	264,356	3,041,871
Shares redeemed	(813,390)	(9,449,281)	(1,589,196)	(18,287,472)
Net increase (decrease)	60,427	$712,997	(523,204)	$(6,003,131)
Advisor Class Shares:
Six Months ended August 31, 2016
Shares sold			612,765	$7,019,808
Shares issued in reinvestment of distributions			31,491	361,107
Shares redeemed			(487,250)	(5,593,061)
Net increase (decrease)			157,006	$1,787,854
Year ended February 29, 2016
Shares sold			875,009	$9,909,666
Shares issued in reinvestment of distributions			52,368	592,194
Shares redeemed			(768,304)	(8,672,643)
Net increase (decrease)			159,073	$1,829,217

	Franklin Missouri		Franklin North Carolina
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended August 31, 2016
Shares sold	5,844,926	$70,803,991	4,541,722	$54,657,668
Shares issued in reinvestment of distributions	1,192,068	14,441,661	1,002,810	12,084,003
Shares redeemed	(4,706,789)	(57,024,033)	(4,965,411)	(59,802,276)
Net increase (decrease)	2,330,205	$28,221,619	579,121	$6,939,395
Year ended February 29, 2016
Shares sold	7,995,170	$96,215,768	6,473,500	$77,479,020
Shares issued in reinvestment of distributions	2,338,024	28,089,644	2,040,494	24,388,022
Shares redeemed	(10,139,141)	(121,846,733)	(11,412,426)	(136,341,937)
Net increase (decrease)	194,053	$2,458,679	(2,898,432)	$(34,474,895)

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	Franklin Missouri		Franklin North Carolina
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class C Shares:
Six Months ended August 31, 2016
Shares sold	1,425,192	$17,423,208	1,309,461	$16,019,196
Shares issued in reinvestment of distributions	189,200	2,313,852	204,710	2,504,642
Shares redeemed	(872,308)	(10,662,173)	(1,260,684)	(15,408,175)
Net increase (decrease)	742,084	$9,074,887	253,487	$3,115,663
Year ended February 29, 2016
Shares sold	1,753,836	$21,289,931	1,779,331	$21,608,795
Shares issued in reinvestment of distributions	364,958	4,425,437	422,464	5,124,293
Shares redeemed	(1,860,997)	(22,565,261)	(2,908,526)	(35,278,594)
Net increase (decrease)	257,797	$3,150,107	(706,731)	$(8,545,506)
Advisor Class Shares:
Six Months ended August 31, 2016
Shares sold	2,122,544	$25,720,438	1,669,581	$20,115,038
Shares issued in reinvestment of distributions	55,408	671,896	124,424	1,499,654
Shares redeemed	(496,551)	(6,029,270)	(775,475)	(9,337,319)
Net increase (decrease)	1,681,401	$20,363,064	1,018,530	$12,277,373
Year ended February 29, 2016
Shares sold	1,244,191	$14,964,038	2,958,491	$35,319,624
Shares issued in reinvestment of distributions	73,062	878,212	209,343	2,501,463
Shares redeemed	(577,768)	(6,948,176)	(2,055,860)	(24,548,421)
Net increase (decrease)	739,485	$8,894,074	1,111,974	$13,272,666

	Franklin Virginia
	Tax-Free Income Fund
	Shares	Amount
Class A Shares:
Six Months ended August 31, 2016
Shares sold	3,346,331	$38,986,162
Shares issued in reinvestment of distributions	752,280	8,761,448
Shares redeemed	(2,899,883)	(33,732,155)
Net increase (decrease)	1,198,728	$14,015,455
Year ended February 29, 2016
Shares sold	4,900,534	$56,343,350
Shares issued in reinvestment of distributions	1,495,132	17,161,653
Shares redeemed	(7,423,586)	(85,124,250)
Net increase (decrease)	(1,027,920)	$(11,619,247)

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2. Shares of Beneficial Interest (continued)

	Franklin Virginia
	Tax-Free Income Fund
	Shares	Amount
Class C Shares:
Six Months ended August 31, 2016
Shares sold	643,428	$7,610,698
Shares issued in reinvestment of distributions	126,850	1,500,141
Shares redeemed	(525,173)	(6,202,616)
Net increase (decrease)	245,105	$2,908,223
Year ended February 29, 2016
Shares sold	907,210	$10,593,604
Shares issued in reinvestment of distributions	259,903	3,028,500
Shares redeemed	(1,573,289)	(18,319,351)
Net increase (decrease)	(406,176)	$(4,697,247)
Advisor Class Shares:
Six Months ended August 31, 2016
Shares sold	987,131	$11,507,410
Shares issued in reinvestment of distributions	78,026	909,420
Shares redeemed	(345,112)	(4,018,895)
Net increase (decrease)	720,045	$8,397,935
Year ended February 29, 2016
Shares sold	1,369,419	$15,764,928
Shares issued in reinvestment of distributions	139,286	1,599,074
Shares redeemed	(930,540)	(10,674,901)
Net increase (decrease)	578,165	$6,689,101

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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a. Management Fees

The Funds pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion
For the period ended August 31, 2016, each Fund’s annualized effective investment management fee rate based on average daily net assets was as follows:
Franklin		Franklin		Franklin	Franklin	Franklin
Alabama		Florida		Georgia	Kentucky	Louisiana
Tax-Free		Tax-Free		Tax-Free	Tax-Free	Tax-Free
Income Fund	Income Fund		Income Fund	Income Fund		Income Fund
0.533%		0.479%		0.491%	0.568%	0.508%

	Franklin		Franklin	Franklin		Franklin
	Maryland		Missouri	North Carolina		Virginia
	Tax-Free		Tax-Free	Tax-Free		Tax-Free
Income Fund		Income Fund		Income Fund	Income Fund
	0.495%		0.470%	0.470%		0.482%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31 for each Fund.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3.	Transactions with Affiliates (continued)
c.	Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

	Franklin	Franklin	Franklin
	Alabama	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Reimbursement Plans:
Class A	0.10%	0.10%	0.10%
Compensation Plans:
Class C	0.65%	0.65%	0.65%

	Franklin	Franklin	Franklin
	Kentucky	Louisiana	Maryland
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Reimbursement Plans:
Class A	0.10%	0.10%	0.10%
Compensation Plans:
Class C	—	0.65%	0.65%

	Franklin	Franklin	Franklin
	Missouri	North Carolina	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Reimbursement Plans:
Class A	0.10%	0.10%	0.10%
Compensation Plans:
Class C	0.65%	0.65%	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

	Franklin	Franklin	Franklin
	Alabama	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$45,695	$76,593	$85,929
CDSC retained	$3,134	$4,636	$5,338

	Franklin	Franklin	Franklin
	Kentucky	Louisiana	Maryland
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$42,544	$138,427	$67,526
CDSC retained	$—	$5,422	$5,487

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	Franklin	Franklin	Franklin
	Missouri	North Carolina	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$235,081	$150,315	$113,686
CDSC retained	$6,529	$3,969	$6,502

e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended August 31, 2016, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin	Franklin	Franklin
	Alabama	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Transfer agent fees	$18,358	$54,177	$39,564
	Franklin	Franklin	Franklin
	Kentucky	Louisiana	Maryland
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Transfer agent fees	$11,735	$25,186	$41,513
	Franklin	Franklin	Franklin
	Missouri	North Carolina	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Transfer agent fees	$80,416	$69,901	$55,998

f. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. Purchases and sales for the period ended August 31,
2016, were as follows:

	Franklin	Franklin	Franklin	Franklin
	Georgia	Louisiana	Maryland	Missouri
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Purchases	$5,500,000	$—	$10,000,000	$4,945,000
Sales.	$12,200,000	$3,200,000	$—	$—

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

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4. Income Taxes (continued)

At February 29, 2016, the capital loss carryforwards were as follows:

	Franklin	Franklin	Franklin
	Alabama	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Capital loss carryforwards subject to expiration:
2017	$—	$—	$2,923,290
Captial loss carryforwards not subject to expiration:
Short term	1,159,119	9,775,426	2,727,532
Long term	3,489,994	31,665,602	5,923,837
Total capital loss carryforwards	$4,649,113	$41,441,028	$11,574,659

	Franklin	Franklin	Franklin
	Kentucky	Louisiana	Maryland
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Capital loss carryforwards subject to expiration:
2017	$417,325	$42,728	$1,038,820
2018	—	782,096	205,848
Captial loss carryforwards not subject to expiration:
Short term	1,832,698	8,868,279	7,931,738
Long term	4,552,736	8,868,317	9,476,711
Total capital loss carryforwards	$6,802,759	$18,561,420	$18,653,117

	Franklin	Franklin	Franklin
	Missouri	North Carolina	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Capital loss carryforwards subject to expiration:
2018	$760,453	$16,085	$1,530,757
2019	835	—	—
Captial loss carryforwards not subject to expiration:
Short term	7,369,982	21,618,255	12,537,293
Long term	29,993,023	28,445,705	15,289,348
Total capital loss carryforwards	$38,124,293	$50,080,045	$29,357,398

At August 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin	Franklin
	Alabama	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Cost of investments	$275,892,230	$737,361,385	$546,340,869

Unrealized appreciation	$20,096,888	$74,876,250	$48,093,133
Unrealized depreciation	(6,092,185)	(20,036,323)	(11,798,808)
Net unrealized appreciation (depreciation)	$14,004,703	$54,839,927	$36,294,325

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	Franklin	Franklin	Franklin
	Kentucky	Louisiana	Maryland
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Cost of investments	$165,126,363	$421,236,573	$511,348,201

Unrealized appreciation	$13,215,562	$33,845,457	$35,718,782
Unrealized depreciation	(1,916,987)	(7,070,853)	(16,524,565)
Net unrealized appreciation (depreciation)	$11,298,575	$26,774,604	$19,194,217

	Franklin	Franklin	Franklin
	Missouri	North Carolina	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund

Cost of investments.	$1,082,076,944	$1,077,068,671	$682,204,930

Unrealized appreciation	$77,349,225	$74,737,682	$54,876,979
Unrealized depreciation	(30,146,347)	(31,862,213)	(16,681,134)
Net unrealized appreciation (depreciation)	$47,202,878	$42,875,469	$38,195,845

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and bond workout expenditures.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2016, were as follows:

	Franklin	Franklin	Franklin
	Alabama	Florida	Georgia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Purchases	$26,013,498	$37,557,149	$31,286,933
Sales.	$12,772,500	$44,700,000	$9,981,025

	Franklin	Franklin	Franklin
	Kentucky	Louisiana	Maryland
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Purchases	$11,835,257	$80,049,046	$45,972,020
Sales.	$7,163,457	$35,050,000	$58,778,463

	Franklin	Franklin	Franklin
	Missouri	North Carolina	Virginia
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Purchases	$43,879,854	$66,327,218	$29,281,964
Sales.	$15,600,000	$68,206,250	$35,175,000

6. Credit Risk and Defaulted Securities

At August 31, 2016, Franklin Maryland Tax-Free Income Fund had 7.4% of its portfolio invested in high yield securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

6. Credit Risk and Defaulted Securities (continued)

Franklin Georgia Tax-Free Income Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At August 31, 2016, the value of this security was $3,162,500, representing 0.5% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of Investments.

7. Concentration of Risk

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state, U.S. territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

8. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. Effective February 12, 2016, the annual commitment fee is 0.15%. These fees are reflected in other expenses in the Statements of Operations. During the period ended August 31, 2016, the Funds did not use the Global Credit Facility.

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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FRANKLIN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At August 31, 2016, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations

Selected Portfolio

ACES	Adjustable Convertible Exempt Security	HFA	Housing Finance Authority/Agency
AGMC	Assured Guaranty Municipal Corp.	HFAR	Housing Finance Authority Revenue
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority/Agency
BAM	Build America Mutual Assurance Co.	IDAR	Industrial Development Authority Revenue
BAN	Bond Anticipation Note	IDB	Industrial Development Bond/Board
BHAC	Berkshire Hathaway Assurance Corp.	IDBR	Industrial Development Board Revenue
CDA	Community Development Authority/Agency	MBS	Mortgage-Backed Security
CDR	Community Development Revenue	MFHR	Multi-Family Housing Revenue
CIFG	CDC IXIS Financial Guaranty	MFR	Multi-Family Revenue
COP	Certificate of Participation	NATL	National Public Financial Guarantee Corp.
EDA	Economic Development Authority	PBA	Public Building Authority
EDC	Economic Development Corp.	PCFA	Pollution Control Financing Authority
ETM	Escrow to Maturity	PCR	Pollution Control Revenue
FGIC	Financial Guaranty Insurance Co.	PFAR	Public Financing Authority Revenue
FHA	Federal Housing Authority/Agency	RDA	Redevelopment Agency/Authority
FICO	Financing Corp.	RDAR	Redevelopment Agency Revenue
GARB	General Airport Revenue Bonds	SFM	Single Family Mortgage
GNMA	Government National Mortgage Association	SFMR	Single Family Mortgage Revenue
GO	General Obligation	XLCA	XL Capital Assurance
HDA	Housing Development Authority/Agency

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

  Finance and Administration

Date October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

  Finance and Administration

Date October 26, 2016

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

  Chief Accounting Officer

Date October 26, 2016